UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor Woodland Hills, CA 93167

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: June 30, 2019

Item 1.    Reports to Stockholders

This filing is on behalf of five of the fifty-nine Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2019

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust semiannual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”) for the reporting period ended June 30, 2019.

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE June 30, 2019

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2019 and held until June 30, 2019. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2019”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2019” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2019” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2019

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2019	Ending Account Value Using Actual Return at June 30, 2019	Expenses Paid During the Six Months Ended June 30, 2019*	Beginning Account Value at January 1, 2019	Ending Account Value Using a Hypothetical 5% Assumed Return at June 30, 2019	Expenses Paid During the Six Months Ended June 30, 2019*	Annualized Expense Ratio*
SA American Funds Asset Allocation
Class 1 #@	$1,000.00	$1,119.78	$1.42	$1,000.00	$1,023.46	$1.35	0.27%
Class 3 #@	$1,000.00	$1,118.33	$2.73	$1,000.00	$1,022.22	$2.61	0.52%
SA American Funds Global Growth
Class 1 #@	$1,000.00	$1,213.11	$1.54	$1,000.00	$1,023.41	$1.40	0.28%
Class 3 #@	$1,000.00	$1,210.70	$2.91	$1,000.00	$1,022.17	$2.66	0.53%
SA American Funds Growth
Class 1 #@	$1,000.00	$1,165.76	$1.50	$1,000.00	$1,023.41	$1.40	0.28%
Class 3 #@	$1,000.00	$1,164.50	$2.84	$1,000.00	$1,022.17	$2.66	0.53%
SA American Funds Growth-Income
Class 1 #@	$1,000.00	$1,160.38	$1.55	$1,000.00	$1,023.36	$1.45	0.29%
Class 3 #@	$1,000.00	$1,158.28	$2.89	$1,000.00	$1,022.12	$2.71	0.54%
SA American Funds VCP Managed Allocation
Class 1 #@	$1,000.00	$1,111.99	$1.41	$1,000.00	$1,023.46	$1.35	0.27%
Class 3 #@	$1,000.00	$1,110.50	$2.72	$1,000.00	$1,022.22	$2.61	0.52%

*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2019” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2019” and the “Annualized Expense Ratio” would have been lower.

@

Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2019” and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2019 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies —100.0%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	43,503,678	$981,007,949

TOTAL INVESTMENTS (cost $968,844,386)@	100.0%	981,007,949
Liabilities in excess of other assets	(0.0)	(444,302)

NET ASSETS	100.0%	$980,563,647

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$981,007,949	$—	$—	$981,007,949

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

5

SunAmerica Series Trust SA American Funds Global Growth Portfolio

PORTFOLIO PROFILE — June 30, 2019 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust SA American Funds Global Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
International Equity Investment Companies — 100.0%
American Funds Insurance Series® — Global Growth Fund, Class 1	13,010,554	$383,681,235

TOTAL INVESTMENTS (cost $340,176,633)@	100.0%	383,681,235
Liabilities in excess of other assets	(0.0)	(188,489)

NET ASSETS	100.0%	$383,492,746

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$383,681,235	$—	$—	$383,681,235

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

7

SunAmerica Series Trust SA American Funds Growth Portfolio

PORTFOLIO PROFILE — June 30, 2019 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust SA American Funds Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series ® — Growth Fund, Class 1	4,652,642	$339,037,992

TOTAL INVESTMENTS (cost $324,518,346)@	100.0%	339,037,992
Liabilities in excess of other assets	(0.0)	(163,602)

NET ASSETS	100.0%	$338,874,390

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$339,037,992	$—	$—	$339,037,992

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

9

SunAmerica Series Trust SA American Funds Growth-Income Portfolio

PORTFOLIO PROFILE — June 30, 2019 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust SA American Funds Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,606,782	$265,144,705

TOTAL INVESTMENTS (cost $250,101,580)@	100.1%	265,144,705
Liabilities in excess of other assets	(0.1)	(135,949)

NET ASSETS	100.0%	$265,008,756

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$265,144,705	$—	$—	$265,144,705

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

11

SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2019 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Growth-Income Fund, Class P1	145,465,854	$1,879,418,835

TOTAL INVESTMENTS (cost $1,716,867,432)@	100.0%	1,879,418,835
Liabilities in excess of other assets	(0.0)	(839,168)

NET ASSETS	100.0%	$1,878,579,667

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$1,879,418,835	$—	$—	$1,879,418,835

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 — (unaudited)

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
ASSETS:
Investment at value (unaffiliated)*	$981,007,949	$383,681,235	$339,037,992	$265,144,705	$1,879,418,835
Receivable for:
Fund shares sold	3,177,074	10,950	564,653	112,240	4,157,600
Investments sold	—	4,196,176	—	—	—
Prepaid expenses and other assets	7,312	7,162	7,084	7,008	8,111
Due from investment adviser for expense reimbursements/fee waivers	949,632	443,766	330,752	260,980	2,146,248

Total assets	985,141,967	388,339,289	339,940,481	265,524,933	1,885,730,794

LIABILITIES:
Payable for:
Fund shares redeemed	256	4,432,882	74,788	211,715	3,319
Investments purchased	3,654,313	—	657,946	33,065	5,240,914
Investment advisory and management fees	668,861	295,870	230,448	181,957	1,438,048
Service fees	196,191	77,832	67,766	53,503	378,390
Transfer agent fees	127	153	153	153	127
Trustees' fees and expenses	4,529	2,153	1,874	1,488	9,715
Other accrued expenses	54,043	37,653	33,116	34,296	80,614

Total liabilities	4,578,320	4,846,543	1,066,091	516,177	7,151,127

NET ASSETS	$980,563,647	$383,492,746	$338,874,390	$265,008,756	$1,878,579,667

NET ASSETS REPRESENTED BY:
Paid-in capital	916,095,063	302,998,918	282,547,929	220,553,246	1,692,882,895
Total accumulated earnings (loss)	64,468,584	80,493,828	56,326,461	44,455,510	185,696,772

NET ASSETS	$980,563,647	$383,492,746	$338,874,390	$265,008,756	$1,878,579,667

Class 1 (unlimited shares authorized):
Net assets	$2,631,271	$150,820	$66,024	$122,309	$214,045
Shares of beneficial interest issued and outstanding	181,567	13,591	6,136	11,049	15,180
Net asset value, offering and redemption price per share	$14.49	$11.10	$10.76	$11.07	$14.10

Class 3 (unlimited shares authorized):
Net assets	$977,932,376	$383,341,926	$338,808,366	$264,886,447	$1,878,365,622
Shares of beneficial interest issued and outstanding	67,613,813	34,566,554	31,484,455	23,973,907	133,485,424
Net asset value, offering and redemption price per share	$14.46	$11.09	$10.76	$11.05	$14.07

* Cost
Investment securities (unaffiliated)	$968,844,386	$340,176,633	$324,518,346	$250,101,580	$1,716,867,432

See Notes To Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 — (unaudited)

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,381,979	$628,283	$807,390	$875,094	$2,912,680

Total investment income	4,381,979	628,283	807,390	875,094	2,912,680

EXPENSES:
Investment advisory and management fees	3,778,740	1,795,708	1,392,597	1,098,602	8,426,080
Service fees	1,109,419	472,393	409,509	323,046	2,217,165
Transfer agent fees	421	502	538	538	421
Custodian and accounting fees	10,500	10,508	10,506	10,505	10,500
Reports to shareholders	35,461	17,652	14,975	11,966	114,238
Audit and tax fees	13,821	13,821	13,821	13,821	13,821
Legal fees	5,423	3,910	3,066	3,160	5,862
Trustees' fees and expenses	11,198	4,812	4,155	3,281	22,331
Other expenses	8,013	7,826	6,669	7,426	15,426

Total expenses before fee waivers and expense reimbursements	4,972,996	2,327,132	1,855,836	1,472,345	10,825,844

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(2,667,346)	(1,323,153)	(983,010)	(775,484)	(6,208,691)

Net expenses	2,305,650	1,003,979	872,826	696,861	4,617,153

Net investment income (loss)	2,076,329	(375,696)	(65,436)	178,233	(1,704,473)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	2,657,348	15,097,672	7,966,246	5,876,844	1,259,002
Net realized gain (loss) from capital gain distributions received from underlying funds (unaffiliated)	48,400,769	20,945,691	34,864,375	26,043,256	17,303,904

Net realized gain (loss) on investments	51,058,117	36,043,363	42,830,621	31,920,100	18,562,906

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	43,008,629	36,622,572	6,848,549	5,853,963	168,191,917

Net realized and unrealized gain (loss) on investments	94,066,746	72,665,935	49,679,170	37,774,063	186,754,823

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,143,075	$72,290,239	$49,613,734	$37,952,296	$185,050,350

See Notes To Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Asset Allocation Portfolio		SA American Funds Global Growth Portfolio		SA American Funds Growth Portfolio
	For the six months ended June 30, 2019 (unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (unaudited)	For the year ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,076,329	$11,643,804	$(375,696)	$1,455,010	$(65,436)	$467,374
Net realized gain (loss) on investments	51,058,117	30,615,854	36,043,363	53,389,320	42,830,621	52,835,224
Net unrealized gain (loss) on investments	43,008,629	(85,420,834)	36,622,572	(88,215,937)	6,848,549	(51,046,007)

Net increase (decrease) in net assets resulting from operations	96,143,075	(43,161,176)	72,290,239	(33,371,607)	49,613,734	2,256,591

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(69,708)	—	(28,781)	—	(109,469)
Distributable earnings — Class 3	—	(65,164,367)	—	(85,129,035)	—	(99,439,357)

Total distributions to shareholders	—	(65,234,075)	—	(85,157,816)	—	(99,548,826)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	93,694,463	350,585,083	(42,333,931)	32,526,086	(16,299,521)	51,994,160

TOTAL INCREASE (DECREASE) IN NET ASSETS	189,837,538	242,189,832	29,956,308	(86,003,337)	33,314,213	(45,298,075)

NET ASSETS:
Beginning of period	790,726,109	548,536,277	353,536,438	439,539,775	305,560,177	350,858,252

End of period	$980,563,647	$790,726,109	$383,492,746	$353,536,438	$338,874,390	$305,560,177

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Growth-Income Portfolio		SA American Funds VCP Managed Allocation Portfolio
	For the six months ended June 30, 2019 (unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (unaudited)	For the year ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$178,233	$2,957,718	$(1,704,473)	$22,798,710
Net realized gain (loss) on investments	31,920,100	35,843,239	18,562,906	78,332,611
Net unrealized gain (loss) on investments	5,853,963	(42,126,160)	168,191,917	(193,244,936)

Net increase (decrease) in net assets resulting from operations	37,952,296	(3,325,203)	185,050,350	(92,113,615)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(90,252)	—	(10,534)
Distributable earnings — Class 3	—	(67,588,654)	—	(115,944,064)

Total distributions to shareholders	—	(67,678,906)	—	(115,954,598)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(18,173,398)	34,918,155	34,026,065	212,935,683

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,778,898	(36,085,954)	219,076,415	4,867,470

NET ASSETS:
Beginning of period	245,229,858	281,315,812	1,659,503,252	1,654,635,782

End of period	$265,008,756	$245,229,858	$1,878,579,667	$1,659,503,252

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 — (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of fifty-nine separate investment series, five of which are included in this report: SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”) and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”). AGL and USL and VALIC are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Class 1 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares. Class 3 shares of each Portfolio pay service fees at an annual rate of 0.25% of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
SA American Funds Asset Allocation Portfolio	American Funds® Asset Allocation Fund
SA American Funds Global Growth Portfolio	American Funds® Global Growth Fund
SA American Funds Growth Portfolio	American Funds® Growth Fund
SA American Funds Growth-Income Portfolio	American Funds® Growth-Income Fund
SA American Funds VCP Managed Allocation Portfolio	American Funds® Managed Risk Growth-Income Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The SA American Funds Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

The SA American Funds Global Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.

The SA American Funds Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

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The SA American Funds Growth-Income Portfolio seeks growth and income. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The SA American Funds® VCP Managed Allocation Portfolio seeks long-term capital growth and income while seeking to manage volatility and provide downside protection all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Growth-Income Fund (“the Master Managed Risk Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Growth-Income Fund invests in the shares of an underlying fund, the American Funds Growth-Income Fund and American Funds Bond Fund (the “Underlying Funds”). The Underlying Funds invest in a diversified portfolio of common stocks and other equity securities, bonds and other debt securities and money market instruments.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of June 30, 2019, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of AFIS. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each AFIS fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities

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and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any, are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 – 2017 or expected to be taken in each Portfolio’s 2018 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

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New Accounting Pronouncements:    In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2018
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
SA American Funds Asset Allocation	$—	$553,902	$(32,228,393)	$20,798,886	$44,435,189
SA American Funds Global Growth	—	3,059,828	5,143,764	4,571,473	80,586,343
SA American Funds Growth	—	1,646,364	5,066,362	3,095,423	96,453,403
SA American Funds Growth-Income	—	1,227,416	5,275,799	7,155,075	60,523,831
SA American Funds VCP Managed Allocation	—	6,350,918	(5,704,496)	26,612,070	89,342,528

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain / (Loss)	Cost of Investments
SA American Funds Asset Allocation	$12,163,563	$(1,383,327)	$10,780,236	$970,227,713
SA American Funds Global Growth	43,504,602	(1,738,266)	41,766,336	341,914,899
SA American Funds Growth	14,519,646	(2,604,735)	11,914,911	327,123,081
SA American Funds Growth-Income	15,043,125	(3,913,363)	11,129,762	254,014,943
SA American Funds VCP Managed Allocation	162,551,403	(63,982)	162,487,421	1,716,931,414

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets,” as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
SA American Funds Asset Allocation	0.85%
SA American Funds Global Growth	0.95%
SA American Funds Growth	0.85%
SA American Funds Growth-Income	0.85%
SA American Funds VCP Managed Allocation	0.95%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.60%, 0.70%, 0.60%, 0.60%, and 0.70% for SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

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For the six months ended June 30, 2019, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
SA American Funds Asset Allocation	$2,667,346
SA American Funds Global Growth	1,323,153
SA American Funds Growth	983,010
SA American Funds Growth-Income	775,484
SA American Funds VCP Managed Allocation	6,208,691

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2020; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2020 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 1	Class 3
SA American Funds VCP Managed Allocation	0.28%	0.53%

With the exception of advisory fee waivers, for the six months ended June 30, 2019, pursuant to the contractual waivers/reimbursement expense referred to above, SAAMCo did not waive or reimburse any expenses.

With the exception of advisory fee waivers, any contractual waivers or reimbursements made by the Adviser are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the six months ended June 30, 2019, no amounts were repaid to the Adviser, and there are no remaining balances subject to recoupment.

The Trust has entered into a master Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided, pursuant to the agreement. Accordingly, for the six months ended June 30, 2019, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the six months ended June 30, 2019, service fees were paid (see Statement of Operations) based on the aforementioned rate.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2019 were as follows:

Portfolio	Purchases of Portfolio Securities (excluding U.S. Government Securities)	Sales of Portfolio Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA American Funds Asset Allocation	$100,394,990	$8,596,315	$—	$—
SA American Funds Global Growth	791,284	43,938,485	—	—
SA American Funds Growth	5,225,973	22,264,591	—	—
SA American Funds Growth-Income	1,912,591	20,675,607	—	—
SA American Funds VCP Managed Allocation	53,165,660	22,800,783	—	—

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Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA American Funds Asset Allocation Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018		For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	118,664	$1,686,256	52,481	$780,275	8,741,105	$122,701,995	22,949,626	$340,660,811
Reinvested dividends	—	—	5,231	69,708	—	—	4,888,668	65,164,367
Shares redeemed	(748)	(10,609)	(7,602)	(111,490)	(2,197,429)	(30,683,179)	(3,786,337)	(55,978,588)

Net increase (decrease)	117,916	$1,675,647	50,110	$738,493	6,543,676	$92,018,816	24,051,957	$349,846,590

	SA American Funds Global Growth Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018		For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,076	$11,942	—	$—	438,677	$4,572,467	2,635,695	$29,221,552
Reinvested dividends	—	—	2,919	28,781	—	—	8,620,825	85,129,035
Shares redeemed	—	—	—	—	(4,459,646)	(46,918,340)	(6,238,775)	(81,853,282)

Net increase (decrease)	1,076	$11,942	2,919	$28,781	(4,020,969)	$(42,345,873)	5,017,745	$32,497,305

	SA American Funds Growth Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018		For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	18,151	$256,449	1,302,824	$13,522,640	2,459,680	$30,429,416
Reinvested dividends	—	—	10,706	109,469	—	—	9,600,058	99,439,357
Shares redeemed	(16)	(171)	(32,725)	(296,658)	(2,886,514)	(29,821,990)	(5,731,612)	(77,943,873)

Net increase (decrease)	(16)	$(171)	(3,868)	$69,260	(1,583,690)	$(16,299,350)	6,328,126	$51,924,900

	SA American Funds Growth-Income Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018		For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,112	$67,506	18,101	$246,681	795,152	$8,401,366	1,941,502	$24,389,551
Reinvested dividends	—	—	8,580	90,252	—	—	6,367,095	67,588,654
Shares redeemed	(14)	(151)	(31,486)	(296,070)	(2,527,521)	(26,642,119)	(4,315,963)	(57,100,913)

Net increase (decrease)	6,098	$67,355	(4,805)	$40,863	(1,732,369)	$(18,240,753)	3,992,634	$34,877,292

	SA American Funds VCP Managed Allocation Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018		For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,824	$52,379	2,102	$30,066	6,002,088	$81,253,822	15,039,627	$215,370,662
Reinvested dividends	—	—	821	10,534	—	—	9,065,032	115,944,064
Shares redeemed	(63)	(878)	(50)	(664)	(3,496,108)	(47,279,258)	(8,573,779)	(118,418,979)

Net increase (decrease)	3,761	$51,501	2,873	$39,936	2,505,980	$33,974,564	15,530,880	$212,895,747

Note 7.  Line of Credit

The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an

24

amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

For the six months ended June 30, 2019, the Portfolios did not utilize the line of credit.

Note 8.  Transactions with Affiliates

At June 30, 2019, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC
SA American Funds Asset Allocation	5.89%	90.69%	3.42%
SA American Funds Global Growth	4.89%	94.58%	0.53%
SA American Funds Growth	5.16%	93.74%	1.10%
SA American Funds Global-Income	5.37%	93.25%	1.38%
SA American Funds VCP Managed Allocation	9.53%	87.53%	2.94%

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds Asset Allocation Portfolio Class 1
09/26/16#-12/31/16	$12.86	$0.18	$0.07	$0.25	$—	$—	$—	$13.11	1.94%	$102	0.29	%†	5.35	%†	4%
12/31/17	13.11	0.23	1.88	2.11	(0.12)	(0.25)	(0.37)	14.85	16.10	201	0.28		1.64		1
12/31/18	14.85	0.32	(0.99)	(0.67)	(0.44)	(0.80)	(1.24)	12.94	(4.58)	824	0.27		2.30		1
06/30/19@	12.94	0.08	1.47	1.55	—	—	—	14.49	11.98	2,631	0.27	†	1.24	†	1

SA American Funds Asset Allocation Portfolio Class 3
12/31/14	13.93	0.17	0.54	0.71	(0.15)	(0.27)	(0.42)	14.22	5.05	168,828	0.55		1.20		11
12/31/15	14.22	0.20	(0.09)	0.11	(0.20)	(1.08)	(1.28)	13.05	1.16	196,545	0.55		1.44		8
12/31/16	13.05	0.20	0.95	1.15	(0.24)	(0.86)	(1.10)	13.10	9.09	272,006	0.54		1.52		4
12/31/17	13.10	0.23	1.84	2.07	(0.11)	(0.25)	(0.36)	14.81	15.84	548,335	0.53		1.69		1
12/31/18	14.81	0.24	(0.95)	(0.71)	(0.37)	(0.80)	(1.17)	12.93	(4.86)	789,902	0.52		1.68		1
06/30/19@	12.93	0.03	1.50	1.53	—	—	—	14.46	11.83	977,932	0.52	†	0.47	†	1

SA American Funds Global Growth Portfolio Class 1
09/26/16#-12/31/16	11.64	0.09	(0.58)	(0.49)	—	—	—	11.15	(4.21)	96	0.29	†	2.92	†	10
12/31/17	11.15	0.08	3.37	3.45	(0.13)	(1.34)	(1.47)	13.13	31.51	126	0.28		0.64		1
12/31/18	13.13	0.09	(1.23)	(1.14)	(0.22)	(2.62)	(2.84)	9.15	(9.12)	115	0.27		0.68		5
06/30/19@	9.15	0.00	1.95	1.95	—	—	—	11.10	21.31	151	0.28	†	0.06	†	0

SA American Funds Global Growth Portfolio Class 3
12/31/14	15.39	0.13	0.17	0.30	(0.14)	(0.51)	(0.65)	15.04	1.97	458,076	0.53		0.84		12
12/31/15	15.04	0.11	0.81	0.92	(0.15)	(2.52)	(2.67)	13.29	6.68	422,275	0.53		0.70		12
12/31/16	13.29	0.08	0.01	0.09	(0.23)	(2.00)	(2.23)	11.15	0.37	411,747	0.53		0.62		10
12/31/17	11.15	0.04	3.37	3.41	(0.13)	(1.34)	(1.47)	13.09	31.05	439,414	0.53		0.33		1
12/31/18	13.09	0.05	(1.21)	(1.16)	(0.15)	(2.62)	(2.77)	9.16	(9.28)	353,422	0.53		0.35		5
06/30/19@	9.16	(0.01)	1.94	1.93	—	—	—	11.09	21.07	383,342	0.53	†	(0.20	)†	0

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income ( Loss)
Portfolio	12/14	12/15	12/16		12/17	12/18	6/19†@	12/14	12/15	12/16		12/17	12/18	6/19†@
SA American Funds Asset Allocation Class 1	—%	—%	0.89	%†	0.88%	0.87%	0.87%	—%	—%	4.75	%†	1.04%	1.70%	0.64%
SA American Funds Asset Allocation Class 3	1.15	1.15	1.14		1.13	1.12	1.12	0.60	0.84	0.92		1.09	1.08	(0.13)
SA American Funds Global Growth Class 1	—	—	0.99	†	0.98	0.97	0.98	—	—	2.22	†	(0.06)	(0.02)	(0.64)
SA American Funds Global Growth Class 3	1.23	1.23	1.23		1.23	1.23	1.23	0.14	0.00	(0.08)		(0.37)	(0.35)	(0.90)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds Growth Portfolio Class 1
09/26/16#-12/31/16	$11.24	$0.08	$0.23	$0.31	$—	$—	$—	$11.55	2.76%	$103	0.30	%†	2.63	%†	4%
12/31/17	11.55	0.06	3.12	3.18	(0.07)	(1.51)	(1.58)	13.15	28.24	132	0.28		0.48		1
12/31/18	13.15	(0.32)	0.41	0.09	(0.19)	(3.82)	(4.01)	9.23	(0.40)	57	0.27		(2.25)		4
06/30/19@	9.23	0.01	1.52	1.53	—	—	—	10.76	16.58	66	0.28	†	0.22	†	2

SA American Funds Growth Portfolio Class 3
12/31/14	14.04	0.13	1.02	1.15	(0.09)	(0.08)	(0.17)	15.02	8.19	314,384	0.54		0.90		10
12/31/15	15.02	0.05	0.86	0.91	(0.14)	(1.36)	(1.50)	14.43	6.52	310,350	0.54		0.32		13
12/31/16	14.43	0.06	1.06	1.12	(0.05)	(3.96)	(4.01)	11.54	9.17	321,687	0.53		0.49		4
12/31/17	11.54	0.03	3.12	3.15	(0.06)	(1.51)	(1.57)	13.12	28.02	350,726	0.54		0.19		1
12/31/18	13.12	0.02	0.04	0.06	(0.12)	(3.82)	(3.94)	9.24	(0.55)	305,503	0.53		0.13		4
06/30/19@	9.24	(0.00)	1.52	1.52	—	—	—	10.76	16.45	338,808	0.53	†	(0.04)		2

SA American Funds Growth-Income Portfolio Class 1
09/26/16#-12/31/16	11.83	0.16	0.26	0.42	—	—	—	12.25	3.55	104	0.29	†	4.89	†	3
12/31/17	12.25	0.18	2.47	2.65	(0.23)	(1.68)	(1.91)	12.99	22.39	127	0.29		1.38		2
12/31/18	12.99	0.06	(0.17)	(0.11)	(0.41)	(2.93)	(3.34)	9.54	(1.86)	47	0.28		0.45		4
06/30/19@	9.54	0.02	1.51	1.53	—	—	—	11.07	16.04	122	0.29	†	0.47	†	1

SA American Funds Growth-Income Portfolio Class 3
12/31/14	13.68	0.14	1.26	1.40	(0.14)	(0.12)	(0.26)	14.82	10.28	263,319	0.54		0.99		10
12/31/15	14.82	0.15	(0.03)	0.12	(0.15)	(1.16)	(1.31)	13.63	1.17	246,642	0.54		1.00		13
12/31/16	13.63	0.16	1.20	1.36	(0.20)	(2.55)	(2.75)	12.24	11.16	258,669	0.54		1.19		3
12/31/17	12.24	0.14	2.47	2.61	(0.22)	(1.68)	(1.90)	12.95	22.08	281,189	0.54		1.06		2
12/31/18	12.95	0.14	(0.28)	(0.14)	(0.34)	(2.93)	(3.27)	9.54	(2.05)	245,183	0.53		1.07		4
06/30/19@	9.54	0.01	1.50	1.51	—	—	—	11.05	15.83	264,886	0.54	†	0.14	†	1

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income ( Loss)
Portfolio	12/14	12/15	12/16		12/17	12/18	6/19†@	12/14	12/15	12/16		12/17	12/18	6/19†@
SA American Funds Growth Class 1	—%	—%	0.90	%†	0.88%	0.87%	0.88%	—%	—%	2.03	%†	(0.12)%	(2.85)%	(0.38)%
SA American Funds Growth Class 3	1.14	1.14	1.13		1.14	1.13	1.13	0.30	(0.28)	(0.11)		(0.41)	(0.47)	(0.64)
SA American Funds Growth-Income Class 1	—	—	0.89	†	0.89	0.88	0.89	—	—	4.29	†	0.78	(0.15)	(0.13)
SA American Funds Growth-Income Class 3	1.14	1.14	1.14		1.14	1.13	1.14	0.39	0.40	0.59		0.46	0.47	(0.46)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds VCP Managed Allocation Portfolio Class 1
09/26/16#-12/31/16	$12.66	$0.05	$0.16	$0.21	$—	$—	$—	$12.87	1.66%	$102	0.28	%†	1.40	%†	2%
12/31/17	12.87	0.07	1.82	1.89	(0.11)	(0.28)	(0.39)	14.37	14.78	123	0.27		0.51		2
12/31/18	14.37	0.22	(0.92)	(0.70)	(0.28)	(0.71)	(0.99)	12.68	(4.89)	145	0.27		1.56		103
06/30/19@	12.68	0.01	1.41	1.42	—	—	—	14.10	11.20	214	0.27	†	0.10	†	1

SA American Funds VCP Managed Allocation Portfolio Class 3
12/31/14	12.11	(0.03)	0.36	0.33	(0.05)	(0.00)	(0.05)	12.39	2.72	275,987	0.53		(0.22)		0
12/31/15	12.39	0.19	(0.36)	(0.17)	—	—	—	12.22	(1.37)	710,452	0.53		1.59		2
12/31/16	12.22	0.14	0.72	0.86	(0.09)	(0.12)	(0.21)	12.87	7.07	1,215,590	0.53		1.16		2
12/31/17	12.87	0.04	1.80	1.84	(0.10)	(0.28)	(0.38)	14.33	14.41	1,654,513	0.52		0.26		2
12/31/18	14.33	0.19	(0.93)	(0.74)	(0.21)	(0.71)	(0.92)	12.67	(5.12)	1,659,358	0.52		1.32		103
06/30/19@	12.67	(0.01)	1.41	1.40	—	—	—	14.07	11.05	1,878,366	0.52	†	(0.19	)†	1

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income ( Loss)
Portfolio	12/14	12/15	12/16		12/17	12/18	6/19†@	12/14	12/15	12/16		12/17	12/18	6/19†@
SA American Funds VCP Managed Allocation Class 1	—%	—%	0.98	%†	0.97%	0.97%	0.97%	—%	—%	0.70	%†	(0.19)%	0.86%	(0.60)%
SA American Funds VCP Managed Allocation Class 3	1.25	1.23	1.23		1.22	1.22	1.22	(0.94)	0.88	0.46		(0.44)	0.61	(0.89)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

28

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings quarterly with the U.S. Securities and Exchange Commission on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinions have been expressed thereon.

29

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2019 We believe in investing in global companies for the long term. Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company. You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products.

For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

45	Global Growth Fund

48	Global Small Capitalization Fund

51	Growth Fund

53	International Fund

56	New World Fund®

59	Blue Chip Income and Growth Fund

62	Global Growth and Income Fund

65	Growth-Income Fund

68	International Growth and Income Fund

71	Capital Income Builder®

76	Asset Allocation Fund

82	Global Balanced Fund

87	Bond Fund

92	Global Bond Fund

98	High-Income Bond Fund

102	Mortgage Fund

106	Ultra-Short Bond Fund

107	U.S. Government/AAA-Rated Securities Fund

112	Managed Risk Growth Fund

113	Managed Risk International Fund

114	Managed Risk Blue Chip Income and Growth Fund

115	Managed Risk Growth-Income Fund

117	Managed Risk Asset Allocation Fund

118	Financial statements

Global stocks advanced and several market indexes hit record highs in the six months ending June 30, 2019, with the MSCI ACWI (All Country World Index) 1,2 returning 16.23%. Investor sentiment improved as central banks around the world made it clear that the era of accommodative monetary policy is far from over, and as economies and earnings held up better than expected.

The United States had one of the strongest markets, as the MSCI USA Index1,3 climbed 18.79%, touching new all-time highs. While U.S. stocks strongly rallied coming out of a downturn toward the end of 2018, economic data was mixed. The U.S. economy grew at a strong 3.1% annual rate in the first quarter, but is expected to slow in the second quarter, and the labor market showed signs of plateauing. In May, only 75,000 jobs were added to the workforce, and wages grew 3.1% from the previous year – the slowest pace since September. The Conference Board’s consumer confidence index declined to its lowest point in nearly two years, likely due to rising trade tensions, but S&P 500 constituent firms reported upside corporate earnings surprises – particularly within communication services – which kept sentiment high.

Information technology stocks led markets higher for the first half of 2019, extending gains after a particularly strong first quarter. Cyclical stocks rallied as officials with the U.S. Federal Reserve and the European Central Bank suggested that interest rate cuts or other stimulus measures could be on the way. Health care, a traditionally defensive sector,

See page 2 for footnotes.

lagged the overall market. Calls for drastic drug pricing reform by 2020 presidential candidates have weighed on sentiment and pressured stocks within the biotechnology industry. Energy stocks declined as crude oil prices dropped in early June.

The U.S. Federal Reserve kept the fed funds rate flat at 2.5% at its January, March and June meetings and said it expected no further increases for the rest of 2019. Recently, the Fed has gone even further, signaling it is now likely to cut rates, and actually doing so on July 31. Other central banks around the world echoed that dovish tone. The European Central bank revived a previously halted stimulus plan and indicated that negative interest rates would remain in place through the end of 2019.

In Europe, stocks rose on the prospects of lower interest rates and steady earnings despite continuing political turmoil, including the announced resignation of U.K. Prime Minster Theresa May amid stalled Brexit negotiations. Overall, the MSCI Europe Index1 gained 15.80% year-to-date. Elsewhere among developed markets, Japanese stocks rebounded in the first quarter despite an economic slowdown, with the MSCI Japan Index posting a 7.75% gain for the period but trailing other major global markets as exports remained weak. Emerging markets stocks fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. Overall, the MSCI Emerging Markets Investible Market Index1,4 gained 10.14% for the six months.

All market returns referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. Source: MSCI.

American Funds Insurance Series 1

In bond markets, the Bloomberg Barclays U.S. Corporate Investment Grade Index5,6 gained 9.85% and the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index5,7 rose 9.94% as investors sought higher yields than those offered by U.S. Treasuries. Bloomberg Barclays Global Aggregate Index5,8 climbed 5.57%, while the Bloomberg Barclays U.S. Aggregate Index5,9 increased 6.11%. The 10-year Treasury yield, which stood at 2.69% on December 31, 2018, fell to 2.00%. The J.P. Morgan Emerging Markets Bond Index Global10 gained 10.60%, aided by falling U.S. Treasury yields and a declining dollar against many emerging markets currencies.

The U.S. dollar was mixed but relatively unchanged against global currencies. In developed markets, the euro, Australian dollar and British pound slid 0.38%, 0.32% and 0.07%, respectively, while the Japanese yen advanced 1.83% and Canadian dollar gained 4.52% on the greenback.

The period was one of strong performance for American Funds Insurance Series, with most funds recording double-digit returns.

The road ahead

The U.S. economy has been resilient and strong, providing a good fundamental backdrop for the stock market. After a decline in the fourth quarter of 2018, investors have enjoyed a sharp recovery in the first half of 2019. In the midst of this positive environment, potential sources of volatility remain, the largest of which is probably the U.S.-China trade struggle. There is bipartisan support for reining in China on trade-related issues, so it appears that even if a deal is reached in the short term, the dispute may be a lengthy one – and markets may continue to rise and fall on the news. Other geopolitical tensions, such as developments regarding Iran, Russia, Venezuela and North Korea, also bear monitoring. In the U.K., while the fate of Brexit seems to drag on, there is some chance that come October 31, 2019, there will be a resolution. In the event of a hard Brexit, we would expect markets to react negatively. All of these events have the potential to move markets but we shouldn’t consider them all negative – they could also move markets forward if they resolve in a more positive way.

We had been on a trajectory of normalization of interest rates but geopolitical tensions and some evidence of a cooling U.S. economy, along with a fall in 10-year Treasury rates, have put pressure on the Fed to cut rates, which is expected to be helpful to markets. We will see if the economy responds in a positive way or if the Fed will have to cut further. With the bond market seemingly anticipating an economic slowdown while the equity market is anticipating continued growth, we could see market volatility reappear in the comings months.

We remain confident in our ability to find attractive companies for the long term. We continue to stay the course of conducting deep fundamental research with a long-term horizon, as well as an eye toward valuation and risk. We are optimistic that our robust investment process and our ability to identify solid companies at good valuations based on bottom-up analysis can serve our investors well in the long run.

We continue to have confidence this will remain the case, and thank you for your support. We look forward to reporting to you again in six months’ time.

Sincerely,

Donald D. O’Neal

Co-President

Alan N. Berro

Co-President

August 13, 2019

[1]	Source: MSCI.
[2]

The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

[3]	The MSCI USA Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the U.S. portion of the world market.
[4]

The MSCI Emerging Markets Investable Markets Index (IMI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of the large-, mid- and small-capitalization segments of more than 20 emerging equity markets.

[5]	Source: Bloomberg Index Services Ltd.
[6]

The Bloomberg Barclays U.S. Corporate Investment Grade Index represents the universe of investment grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specific maturity, liquidity and quality requirements.

[7]	The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.
[8]	The Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets.
[9]	The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[10]

The J.P. Morgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities, including Brady bonds, loans and Eurobonds.

2 American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for Global Growth and Income Fund from May 1, 2006, through December 31, 2008, for International Growth and Income Fund from November 18, 2008, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk Growth Fund, Managed Risk International Fund and Managed Risk Blue Chip Income and Growth Fund. The waivers and reimbursements will be in effect through at least May 1, 2020, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM.The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM.The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM.The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

American Funds Insurance Series 3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund rose 21.41% for the six months ended June 30, 2019, compared with a 16.23% increase for the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

An eclectic mix of information technology and consumer discretionary investments boosted the fund’s relative returns. Information technology sector stocks ASML and Paycom outpaced the wider market and were among the top contributors to the fund’s relative returns. Consumer discretionary stock Amazon also helped the fund’s relative returns, boosted by revenue growth.

Investments in consumer staples were the biggest drag on relative results. Walgreens Boots Alliance Inc. hindered returns after its shares plunged in April on weak fiscal second-quarter results.

On a geographic basis, stocks of companies domiciled in the Netherlands and U.S. were additive to results, while stocks of companies based in the U.K. and Canada lagged on a relative basis.

Despite soaring valuations, the fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high-quality products, and whose values are not yet fully reflected in their share prices.

Percent of net assets

Country diversification

The Americas
United States	45.2%
Other	1.9

47.1

Europe
United Kingdom	6.6
Netherlands	6.2
France	5.6
Switzerland	4.5
Germany	2.3
Russian Federation	1.3

Europe (continued)
Denmark	1.2%
Sweden	1.0
Other	1.3

30.0

Asia/Pacific Basin
China	4.6
Taiwan	3.5
Hong Kong	3.5
Japan	2.7
India	2.1
Other	2.1

18.5

Other regions
South Africa	1.1%

Short-term securities & other assets less liabilities	3.3

Total	100.0%

4 American Funds Insurance Series

Global Growth Fund

Percent of net assets

Largest equity	Amazon	6.74%	Visa	3.14%
securities[2]	ASML	3.84	AIA Group	2.56
	Microsoft	3.63	Alibaba Group	2.49
	TSMC	3.51	Airbus	2.45
	Alphabet	3.19	Broadcom	2.22

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since April 30, 1997)	ratio

	Class 1	21.41%	7.31%	9.53%	12.66%	9.91%	.55%
	Class 1A	21.23	7.01	9.27	12.38	9.63	.80
	Class 2	21.25	7.05	9.26	12.38	9.63	.80
	Class 4	21.07	6.78	8.98	12.14	9.38	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

2The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

3Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series 5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 20.30% for the six months ended June 30, 2019. Its benchmark, the MSCI All Country World Small Cap Index,1 a free float-adjusted market capitalization-weighted index designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, gained 15.01%.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Optimism about U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

Fund holdings in the information technology sector contributed the most to relative returns. Information technology stock Paycom widely outpaced the broader market and was among the fund’s top contributors over the period. However, the fund’s holdings of health care companies Evolent Health and Allakos detracted from returns.

While investments in U.S. companies were additive to returns, investments in companies domiciled in Mexico detracted.

The fund’s portfolio managers continue to seek investment opportunities in undervalued companies that have the potential to change industries and benefit shareholders. They believe rigorous bottom-up research into each potential equity investment can help achieve this goal. The fund currently holds nearly 300 companies diversified across geographies and industries. As always, we maintain our commitment to investing for the long term.

Percent of net assets

Country diversification

The Americas
United States	41.1%
Brazil	2.3
Canada	1.5
Other	1.3

46.2

Asia/Pacific Basin
India	5.6
China	5.1
Japan	5.1
Philippines	2.0
Hong Kong	1.6
Australia	1.1
Taiwan	1.0

Asia/Pacific Basin (continued)
South Korea	1.0%
Other	1.2

23.7

Europe
United Kingdom	8.3
Germany	3.0
Italy	2.3
Sweden	2.1
Netherlands	2.1
Switzerland	1.6
Other	3.3

22.7

Short-term securities & other assets less liabilities	7.4%

Total	100.0%

Percent of net assets

Largest equity	GW Pharmaceuticals	3.20%	frontdoor	1.24%
securities[2]	Insulet	2.81	CONMED	1.18
	Haemonetics	1.57	Integra LifeSciences Holdings	1.14
	Kotak Mahindra Bank	1.51	Paycom	1.11
	International Container Terminal Services	1.46	Essent Group	1.08

6 American Funds Insurance Series

Global Small Capitalization Fund

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since April 30, 1998)	ratio

	Class 1	20.30%	3.18%	6.00%	10.70%	9.47%	.74%
	Class 1A	20.21	2.90	5.75	10.43	9.20	.99
	Class 2	20.16	2.90	5.73	10.42	9.20	.99
	Class 4	20.05	2.65	5.47	10.16	8.93	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

2The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

3Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series 7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 16.80% for the six months ended June 30, 2019, compared with a 18.54% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equity markets shrugged off a sharp decline in December and rallied to all-time highs in April – achieving strong gains despite a volatile stretch in May. Solid economic growth and indications the U.S. Federal Reserve will keep interest rates low increased investor optimism that the economic expansion can be sustained longer than previously expected. Information technology stocks led markets higher, extending gains through June after a particularly strong first quarter. Outside the U.S., European stocks advanced despite signs of slowing economic growth and continued trade uncertainty. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries.

Companies in the communication services sector, led by Facebook and Netflix (which benefitted from strong user and revenue growth), contributed to relative results. Investments in the consumer discretionary and health-care sectors detracted from the fund’s relative results. The fund’s top detractor to returns was consumer discretionary company Tesla Inc. While Tesla has led an electric vehicle revolution in the automotive industry, it has experienced recent growing pains as it attacks the challenge of getting its moderately priced offerings built, delivered and serviced at volume.

Although U.S. economic growth remained solid, the fund’s portfolio managers are keeping a close watch on near-term economic indicators, such as wage growth, monetary policy and trade relations. Portfolio managers continue to favor well-positioned, growth-oriented companies that are capable of generating free cash flow in myriad near term economic environments and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

Percent of net assets

Largest equity	Facebook	5.60%	UnitedHealth Group	2.97%
securities[2]	Microsoft	5.30	Broadcom	2.77
	Amazon	3.60	Intuitive Surgical	1.86
	Netflix	3.46	Home Depot	1.79
	Alphabet	3.07	ServiceNow	1.76

8 American Funds Insurance Series

Growth Fund

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	16.80%	6.22%	12.70%	15.37%	12.75%	.34%
	Class 1A	16.66	5.96	12.44	15.09	12.47	.59
	Class 2	16.65	5.95	12.42	15.09	12.47	.59
	Class 3	16.68	6.02	12.50	15.17	12.55	.52
	Class 4	16.51	5.70	12.14	14.82	12.19	.84

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC.

2The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

3Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series 9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund gained 14.94% for the six months ended June 30, 2019. Its benchmark, the MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.), increased 13.60%.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

Investments in the financials and communication services sectors boosted relative returns with Indian companies Axis Bank and HDFC Bank among the top contributors thanks to favorable political and economic tail winds in India. Among the biggest detractors to relative returns was health-care sector stock Teva Pharmaceutical, whose stock price suffered amid continued opioid litigation.

The fund’s portfolio managers continue to monitor volatility and potential headwinds brought about by political and trade uncertainty. Given how late it may be in the current bull market, they seek opportunities in particular within those regions, countries and sectors less affected by these global headlines. Their focus on a company’s fundamental growth drivers and intrinsic worth is critical to helping them identify investments that they believe represent the best value over the long term.

Percent of net assets

Country diversification

Asia/Pacific Basin
Japan	14.0%
China	11.4
India	8.4
Hong Kong	7.4
South Korea	3.3
Australia	1.4
Philippines	1.2
Other	1.3

48.4

Europe
France	10.3
United Kingdom	8.6

Europe (continued)
Switzerland	5.3%
Germany	4.0
Netherlands	2.3
Spain	1.9
Other	2.1

34.5

The Americas
Canada	2.8
Brazil	2.7
United States	1.4
Other	.3

7.2

Other regions
Other	1.8%

Short-term securities & other assets less liabilities	8.1

Total	100.0%

Percent of net assets

Largest equity securities2

AIA Group	4.49%
Airbus	4.30
HDFC Bank	3.51
Novartis	2.92
Alibaba Group	2.48

Tencent	2.11%
Kotak Mahindra Bank	1.77
Samsung Electronics	1.76
Vale	1.68
Pernod Ricard	1.42

10 American Funds Insurance Series

International Fund

Total returns based on a $1,000 investment

For periods ended June 30, 2019[3]
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since May 1, 1990)	ratio

Class 1	14.94%	0.08%	4.34%	7.89%	8.10%	.53%
Class 1A	14.76	-0.15	4.09	7.62	7.83	.78
Class 2	14.78	-0.14	4.08	7.62	7.83	.78
Class 3	14.87	-0.08	4.16	7.70	7.90	.71
Class 4	14.68	-0.42	3.82	7.37	7.57	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

2The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

3Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series 11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund was up 19.23% for the six months ended June 30, 2019. Its benchmark index, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), was up 16.23%. The MSCI Emerging Markets Index,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets (consisting of more than 20 emerging market country indexes), increased by 10.58%.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

The fund’s relative returns outpaced emerging markets in general. Investments in the information technology and consumer staples sectors were beneficial to the fund. Digital payment company PagSeguro rose on the back of strong revenue growth as it gained market share from established banks. Among detractors, Sony hindered returns as increased pressure from cloud-based gaming competitors soured market sentiment.

The fund’s portfolio managers continue to pursue a bottom-up approach to investing and search for undervalued companies with solid foundations around the world, as well as stocks that are domestically focused and more insulated from geopolitical events given increased volatility at this point in the market cycle.

Percent of net assets

Country diversification

Asia/Pacific Basin
India	12.7%
China	11.8
Japan	3.7
Taiwan	2.9
Hong Kong	3.8
Other	4.2

39.1

The Americas
United States	20.4
Brazil	11.9

The Americas (continued)
Canada	1.5%
Other	2.4

36.2

Europe
United Kingdom	5.2
France	3.0
Russian Federation	2.9
Switzerland	2.1
Germany	2.0
Other	2.9

18.1

Other regions
Other	1.3%

Short-term securities & other assets less liabilities	5.3

Total	100.0%

Percent of net assets

Largest equity securities[2]	Reliance Industries	6.06%	AIA Group	2.02%
	PagSeguro	2.96	Vale	1.89
	HDFC Bank	2.66	Microsoft	1.87
	TSMC	2.65	B3	1.86
	Alibaba Group	2.16	Kotak Mahindra Bank	1.72

12 American Funds Insurance Series

New World Fund

Total returns based on a $1,000 investment

For periods ended June 30, 2019[3]
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since June 17, 1999)	ratio

Class 1	19.23%	6.90%	3.74%	7.80%	8.26%	.76%
Class 1A	19.10	6.66	3.49	7.53	8.00	1.01
Class 2	19.07	6.63	3.48	7.53	7.99	1.01
Class 4	18.96	6.40	3.23	7.27	7.73	1.26

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.

2The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

3Periods greater than one year are annualized.

Percent of net assets

Where the fund’s

assets were invested

as of June 30, 2019

American Funds Insurance Series 13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund gained 11.14% for the six months ended June 30, 2019, trailing the 18.54% rise in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equity markets shrugged off a sharp decline in December and rallied to all-time highs in April – achieving strong gains despite a volatile stretch in May. Solid economic growth and indications that the U.S. Federal Reserve will keep interest rates low increased investor optimism that the economic expansion can be sustained longer than previously expected. Information technology stocks led markets higher, extending gains through June after a particularly strong first quarter. Outside the U.S., European stocks advanced despite signs of slowing economic growth and continued trade uncertainty. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries.

Investments in industrials helped the fund’s results relative to the index. Among the fund’s top contributors to relative returns within industrials was CSX, whose implementation of precision railroading should help position CSX for continued long-term growth. Another top contributor on a relative basis was materials sector stock Linde.

Fund holdings in the health care and energy sectors hindered relative returns. Investments in pharmaceutical companies, such as AbbVie and Amgen, hurt results relative to the index. Overall, this proved to be a relatively disappointing six months for the fund, but we continue to believe the focus on dividend-paying stocks will pay off over the long term.

Nearer term, the fund’s portfolio managers are aware that the market is keeping a close watch on U.S. monetary policy, our trade relationships and the current shape of the yield curve and their implications on the U.S. economy. Portfolio managers continue to favor well-managed, high-quality companies that are capable of paying dividends in myriad economic environments. We remain optimistic that this focus, supported by our global research, will help us to identify attractive long-term investment opportunities.

Percent of net assets

Largest equity securities2

Abbott Laboratories	5.15%
AbbVie	4.96
Exxon Mobil	4.18
Lowe’s	4.11
Microsoft	3.74

General Dynamics	3.01%
Facebook	2.93
EOG Resources	2.91
Philip Morris International	2.90
QUALCOMM	2.45

14 American Funds Insurance Series

Blue Chip Income and Growth Fund

Total returns based	For periods ended June 30, 2019[3]
on a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since July 5, 2001)	ratio

	Class 1	11.14%	1.27%	8.13%	12.98%	6.36%	.41%
	Class 1A	10.89	0.95	7.86	12.70	6.10	.66
	Class 2	10.89	0.99	7.84	12.69	6.09	.66
	Class 4	10.83	0.81	7.58	12.48	5.86	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through January 31, 2015. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC.

2The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

3Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series 15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund advanced 19.47% for the six months ended June 30, 2019, compared with a 16.23% increase in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

Several sectors including industrials and financials contributed to the fund’s relative returns. Industrial company Airbus rallied on positive tail winds from strong global demand, and likely benefited from Boeing’s troubles with its 737MAX. On the downside, some investments in the information technology sector hindered relative returns. In particular, TSMC was a top relative detractor.

On a country basis, holdings in Japan and France contributed the most to relative returns, and holdings in the U.S. and Taiwan were a drag on returns (the former due to a lower-than-index position).

The fund’s portfolio managers recognize that we are experiencing a slowdown in global economic growth. With dovish monetary strategy back under consideration in the U.S. and Europe, the fund’s managers remain cautiously optimistic about the prospects of the global economy and are monitoring the potential impact on global growth. Portfolio managers continue to invest based on a bottom-up approach to long-term investing and believe they can uncover promising companies with strong positions in their industries, sustainable growth and income opportunities globally – including emerging markets.

Percent of net assets

Country diversification

The Americas
United States	35.2%
Brazil	7.2
Canada	2.3
Other	.2

44.9

Europe
France	7.4
United Kingdom	4.5
Switzerland	3.6
Germany	3.1
Russian Federation	2.5
Denmark	2.4

Europe (continued)
Netherlands	2.0%
Other	2.0

27.5

Asia/Pacific Basin
Japan	6.1
India	3.6
Australia	3.2
Taiwan	3.2
Hong Kong	1.9
China	1.7
Other	2.0

21.7

Other regions
Other	.7%

Short-term securities & other assets less liabilities	5.2

Total	100.0%

Percent of net assets

Largest equity securities2

Airbus	4.64%
Nintendo	4.00
TSMC	3.18
Microsoft	2.55
Reliance Industries	2.50

PagSeguro	2.29%
Nestlé	2.19
Orsted	2.07
Broadcom	1.70
AIA Group	1.68

16 American Funds Insurance Series

Global Growth and Income Fund

Total returns based on a $1,000 investment

For periods ended June 30, 2019[3]
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since May 1, 2006)	ratio
Class 1	19.47%	9.16%	7.68%	11.69%	7.08%	.63%
Class 1A	19.31	8.91	7.45	11.43	6.83	.88
Class 2	19.39	8.87	7.42	11.41	6.81	.88
Class 4	19.24	8.67	7.16	11.16	6.57	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

2The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

3Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series 17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 16.15% for the six months ended June 30, 2019. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, rose 18.54%.

U.S. equity markets shrugged off a sharp decline in December and rallied to all-time highs in April – achieving strong gains despite a volatile stretch in May. Solid economic growth and indications the U.S. Federal Reserve will keep interest rates low increased investor optimism that the economic expansion can be sustained longer than previously expected. Information technology stocks led markets higher, extending gains through June after a particularly strong first quarter. Outside the U.S., European stocks advanced despite signs of slowing economic growth and continued trade uncertainty. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries.

Regarding the fund, investments in the industrials sector contributed the most to the fund’s relative returns. Among industrials, Airbus added the most to the fund’s results on the back of continued strong secular tail winds for air travel and likely benefited from Boeing’s troubles with its 737MAX. On the downside, the fund’s lower-than-index position in information technology stocks, a sector that performed strongly over the period, weighed on relative returns. In particular, the fund’s lower-than-index investment in Apple hindered sector results the most as Apple shares outperformed the broader market over the period.

The fund’s portfolio managers continue to look for compelling investment opportunities, buying stocks we believe represent the best value over the long term.

Percent of net assets

Largest equity securities2

Microsoft	3.70%
Facebook	3.66
Alphabet	1.90
Broadcom	1.79
UnitedHealth Group	1.76

JPMorgan Chase	1.65%
Amazon	1.62
Netflix	1.57
Abbott Laboratories	1.57
Intel	1.46

18 American Funds Insurance Series

Growth-Income Fund

Total returns based on a $1,000 investment

For periods ended June 30, 2019[3]
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
Class 1	16.15%	7.29%	10.57%	14.09%	11.36%	.28%
Class 1A	16.00	7.02	10.31	13.81	11.09	.53
Class 2	16.02	7.05	10.29	13.80	11.09	.53
Class 3	16.05	7.09	10.37	13.88	11.16	.46
Class 4	15.89	6.75	10.02	13.53	10.81	.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC.

2The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

3Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series 19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund gained 14.82% for the six months ended June 30, 2019, compared to the 13.60% increase in its benchmark index, the MSCI ACWI (All Country World Index) ex USA,[1] a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

The best contributors to the fund’s relative returns were the industrials and materials sectors due in part to good stock selection. Materials stock Rio Tinto was among the top contributors to the fund’s relative returns as it benefited from high iron-ore prices. Industrials stock Shanghai International Airport contributed most.

On the downside, investments in the consumer staples sector detracted from the fund’s relative returns. Among health-care stocks, Teva Pharmaceutical was one of the fund’s biggest drags on returns as a result of U.S. litigation relating to opioid drug sales, as well as price collusion allegations.

The fund’s portfolio managers follow signs of some economic weakness in Europe and parts of emerging markets, as well as a number of geopolitical uncertainties, with an aim to preserve value in any potential market correction while being in a position to take advantage of buying opportunities, should they present themselves later in the year.

	Percent of net assets

Country diversification	Europe		Asia/Pacific Basin		Other regions
	United Kingdom	15.4%	Japan	13.9%	Turkey	1.6%
	France	9.8	China	8.6	Other	.4
	Switzerland	6.3	Hong Kong	7.0		2.0
	Germany	4.1	India	3.9
	Netherlands	2.8	Taiwan	1.5	Short-term securities & other
	Spain	2.6	South Korea	1.5	assets less liabilities	5.1
	Russian Federation	2.2	Other	2.5
	Denmark	1.9		38.9	Total	100.0%
	Sweden	1.7	The Americas
	Norway	1.2	Brazil	3.0
	Other	.7	Canada	1.4
		48.7	Other	.9
				5.3

Percent of net assets
Largest equity	Royal Dutch Shell	5.21%	Takeda Pharmaceutical	2.58%
securities[2]	Rio Tinto	3.43	Airbus Group	2.51
	Novartis	3.20	Zurich	2.24
	HDFC Bank	3.03	Shanghai International Airport	2.20
	Sun Hung Kai Properties	2.66	CK Asset Holdings	2.15

20 American Funds Insurance Series

International Growth and Income Fund

Total returns based on a $1,000 investment

For periods ended June 30, 2019[3]
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since November 18, 2008)	ratio
Class 1	14.82%	4.14%	2.54%	7.30%	9.07%	.66%
Class 1A	14.74	3.92	2.32	7.05	8.81	.91
Class 2	14.75	3.92	2.29	7.04	8.80	.91
Class 4	14.60	3.67	2.04	6.81	8.56	1.16

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

2The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

3Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series 21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, a mix of stocks and bonds, gained 10.06% for the six months ended June 30, 2019. During the same period, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), gained 16.23%. The Bloomberg Barclays U.S. Aggregate Index,2 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, rose 6.11%. The index blend of 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index3 increased by 13.27%. The Lipper Global Equity Income Funds Average,4 a measure of similar funds, rose by 12.46%.

Uncertainty in world markets continues, especially in terms of ongoing trade tensions and slowing economic activity, particularly in Europe. Central banks are looking to maintain low interest rates, creating an environment where growth stocks continue to do well, while pure dividend-yield companies have suffered. Trade tensions and slowing economic activity in China have translated into mixed results across emerging markets.

Equity portfolio relative returns were boosted by stock selection in the utilities sector. American Tower, a real estate investment trust that owns, operates and develops cell sites, was a top contributor to results. QUALCOMM was also additive to returns, with the chipmaker’s shares rising on news of its settlement with Apple.

On the downside, relative returns were dampened by investments in the information technology sector as well as the fund’s cash holdings. Top stock detractors included Vodafone, which failed to meet its dividend obligations. The period was positive for non-dividend paying companies that the fund does not invest in, holding back relative returns. The fixed income portfolio weighed on relative returns due to duration and yield curve positioning.

As the U.S. shows signs of mixed economic activity, the fund’s portfolio managers continue to focus on companies that deliver dividend growth prospects. They remain optimistic that a bottom-up approach to investing will help identify attractive long-term investment opportunities, regardless of interest rate environment.

Percent of net assets

Country diversification	The Americas		Europe (continued)		Short-term securities &
	United States	53.3%	Denmark	1.1%	other assets less
	Canada	2.6	Other	1.6	liabilities	8.8%

		55.9		24.6	Total	100.0%

	Europe		Asia/Pacific Basin
	United Kingdom	11.5	Hong Kong	3.6
	France	3.2	Taiwan	2.2
	Switzerland	2.8	Japan	1.7
	Italy	1.7	Singapore	1.1
	Sweden	1.5	China	1.1
	Netherlands	1.2	Other	1.0

				10.7

22 American Funds Insurance Series

Capital Income Builder

Total returns based on a $1,000 investment

For periods ended June 30, 2019[5]
				Lifetime	Expense
	6 months	1 year	5 years	(since May 1, 2014)	ratio

Class 1	10.06%	4.82%	3.16%	3.55%	.54%
Class 1A	9.95	4.57	2.91	3.30	.79
Class 2	10.05	4.67	3.02	3.42	.79
Class 4	9.82	4.32	2.66	3.04	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

¹Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

2Source: Bloomberg Index Services Ltd.

3Data sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

4Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

5Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series      23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, gained 12.11% for the six months ended June 30, 2019. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, rose 18.54% over the same period, while the Bloomberg Barclays U.S. Aggregate Index,2 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, increased 6.11%. A blend of the two indexes, the 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index,3 advanced 13.64%.

Despite U.S.-China trade policy brinkmanship and heightening geopolitical tensions, the first half of 2019 saw a U.S. equities market energized by the Federal Reserve’s shift away from interest rate hikes as seen over the past few years.

Equity investments in the financials sector contributed most to the fund’s relative returns. VeriSign, which has seen steady domain name growth fuel earnings, was a top contributor to results. Aerospace companies Northrop Grumman and Lockheed Martin were also among top contributors to relative returns with double-digit gains benefiting from heightening geopolitical tensions. The fund’s fixed income holdings contributed to relative returns, due in part to yield curve positioning.

On the downside, the fund’s cash holdings weighed down relative results amid a rising equities market. Investments in health care also dampened relative returns, as political calls for drug pricing reform affected the sector broadly. AbbVie detracted, as the pharmaceutical company’s stock sank on news it planned to purchase rival Allergan at a significant premium.

The fund’s portfolio managers continue to evaluate the economic and market-sector implications of U.S. trade policy decisions, especially in regard to China. The portfolio managers maintain a high conviction in the fund’s current positioning as economic headwinds strengthen.

Percent of net assets

Largest equity securities4

Microsoft	3.49%	Northrop Grumman	1.71%
Broadcom	2.37	Philip Morris International	1.67
Johnson & Johnson	2.01	Nestlé	1.59
UnitedHealth Group	1.93	ASML	1.58
Boeing	1.73	VeriSign	1.40

24 American Funds Insurance Series

Asset Allocation Fund

Total returns based on a $1,000 investment

For periods ended June 30, 2019[5]
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since August 1,1989)	ratio

Class 1	12.11%	6.02%	7.16%	11.08%	8.49%	.29%
Class 1A	11.95	5.77	6.91	10.81	8.22	.54
Class 2	12.00	5.80	6.90	10.81	8.22	.54
Class 3	12.01	5.85	6.98	10.88	8.30	.47
Class 4	11.86	5.55	6.64	10.58	7.97	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC.

2Source: Bloomberg Index Services Ltd.

3Data sources: S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd. The 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

4The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

5Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series 25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund gained 13.01% for the six months ended June 30, 2019. The MSCI ACWI (All Country World Index),[1] a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), increased by 16.23%, while the Bloomberg Barclays Global Aggregate Index,[2] a measure of global investment-grade bonds (rated BBB/Baa and above), increased 5.57%. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index,[3] a blend of the two indexes, gained 12.02%.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

Investments in the consumer discretionary sector boosted the fund’s relative returns, with Ocado Group among the top contributors as it reported strong revenues on the strength of its grocery delivery technology’s global expansion. On the downside, select investments in the health-care sector hindered returns. Managed health-care company Humana detracted the most from the fund’s relative returns as the company’s share price suffered from increased political pressure on the sector. In fixed income, the portfolio’s positioning in regard to prevailing interest rates was helpful.

The fund’s portfolio managers exercise caution and continue to monitor cross-border trade discussions that could lead to further tensions on the one hand and central bank activity on the other, which could result in lower rates. Rate reductions could help mitigate some of the negative economic impacts of a reduction in global trade. Portfolio managers continue to stay the course of focusing on global research and stock-by-stock, bottom-up analysis.

Percent of net assets			Percent of net assets
Largest sectors	Information technology	11.4%	Largest fixed income	U.S. Treasury	12.9%
in common stock	Health care	10.2	holdings (by issuer)[4]	Japanese Government	4.6
holdings[4]	Financials	8.5		Fannie Mae	1.5
	Consumer staples	7.6		Mexican Government	.8
	Industrials	6.6		Greek Government	.8

26 American Funds Insurance Series

Global Balanced Fund

Percent of net assets
Currency diversification		Equity securities	Bonds & notes	Forward currency contracts	Short–term securities & other assets less liabilities	Total

	U.S. dollars	30.8%	20.9%	(1.5)%	5.3%	55.5%
	Euros	6.4	3.9	1.1	–	11.4
	British pounds	6.5	.3	.4	.2	7.4
	Japanese yen	2.1	4.6	(.1)	–	6.6
	Swiss francs	3.1	–	–	–	3.1
	Hong Kong dollars	2.2	–	–	–	2.2
	Danish krone	1.8	.3	–	–	2.1
	New Taiwan dollars	1.5	–	–	–	1.5
	South Korean won	.9	.6	–	–	1.5
	Brazilian real	1.1	.2	(.2)	–	1.1
	Other currencies	2.8	4.5	.3	–	7.6
						100.0%

Percent of net assets
Largest equity	Merck	2.35%	PagSeguro			1.51%
securities[4]	AstraZeneca	2.01	TSMC			1.49
	Broadcom	1.86	British American Tobacco			1.31
	Berkshire Hathaway	1.61	ASML			1.30
	Nestlé	1.60	Sberbank of Russia			1.22

Total returns based on a $1,000 investment	For periods ended June 30, 2019[5]
		6 months	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio

	Class 1	13.01%	6.95%	5.22%	6.03%	.72%
	Class 1A	12.95	6.72	5.01	5.80	.97
	Class 2	12.86	6.67	4.95	5.77	.97
	Class 4	12.80	6.44	4.81	5.65	1.22

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions.

²Source: Bloomberg Index Services Ltd.

[3]Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/ Bloomberg Barclays Global

 Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[4]The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[5]Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series 27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 6.81% for the six months ended June 30, 2019. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Index,1 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, rose 6.11%.

Overall, the yield curve steepened and interest rates declined. The Federal Reserve pivoted early in the year from a hawkish stance to a more dovish one amid concerns of a global slowdown in economic growth and ongoing trade tensions and geopolitical risk. The volatility of the fourth quarter of 2018 gave way to tighter credit spreads, improved asset prices and falling interest rates. The 10-year Treasury yield dipped 79 basis points from its 2.79% peak in January to a low of 2.00% in late June.

Duration, yield curve positioning, sector selection and security selection were all additive to relative results within the period. Among sectors, the top contributors were allocations to corporates and U.S. Treasury Inflation Protected Securities (TIPS). Among securities, the top contributors (besides Treasuries) were positions in the Italian Intesa Sanpaolo banking group and in Ally Financial. On the downside, the top detractor within corporates included Teva Pharmaceutical. Security selection within mortgage-backed security pass-throughs also hurt relative results.

As the global economy shows signs of a slowdown, the fund’s portfolio managers seek to maintain a conservative positioning. They will continue in their effort to harvest gains as credit spreads tighten and prices rise so that they may take advantage of future volatility to add securities at more attractive valuations. Similarly, the team will look to gradually reduce their exposure to interest rates amid the impact of a more dovish Fed.

Percent of net assets

Largest holdings	U.S. Treasury	28.8%	Mexican Government	2.6%
(by issuer)[2]	UMBS	9.9	Teva Pharmaceutical	1.8
	Fannie Mae	5.7	Italian Government	1.4
	Freddie Mac	5.1	State of Illinois	1.3
	Ginnie Mae	5.0	General Motors	1.2

28 American Funds Insurance Series

Bond Fund

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment						Lifetime (since January 2, 1996)
		6 months	1 year	5 years	10 years		Expense ratio

	Class 1	6.81%	8.24%	3.04%	4.24%	4.71%	.38%
	Class 1A	6.61	7.98	2.79	3.98	4.45	.63
	Class 2	6.66	7.97	2.77	3.97	4.45	.63
	Class 4	6.54	7.69	2.53	3.73	4.19	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

3Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series 29

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund gained 6.59% for the six months ended June 30, 2019. In comparison, the fund’s benchmark, the Bloomberg Barclays Global Aggregate Index,1 which represents global investment-grade bonds (rated BBB/ Baa and above), increased by 5.57%.

Interest rates declined and the yield curve steepened on indications that the U.S. Federal Reserve may cut interest rates amid concerns over ongoing trade tensions and geopolitical risk. Similarly, European Central Bank President Mario Draghi said the central bank may consider stimulus measures. Benchmark yields fell in Germany and in the U.S., with the 10-year U.S. Treasury yield dipping 79 basis points from its January peak to 2.00% in late June.

The fund’s duration and yield curve positioning were additive to relative returns. Investments in the euro and Mexican peso also were helpful to relative results, as was an out-of-benchmark position in Greek government bonds. On the downside, the impact of currency hedging hampered relative returns, as did investments in the Canadian dollar.

The fund’s portfolio managers maintain a cautious approach to investing in global bond markets and believe that our global research can help identify attractive long-term investments around the world. Having the flexibility to diversify and adjust exposure by country, sector and currency continues to serve as a hallmark of the fund’s approach to global investing.

Percent of net assets

Currency weighting (after hedging) by country		Non-U.S. government bonds by country

United States[2]	39.4%	Japan	12.8%
Japan	15.9	Eurozone[3]:
Eurozone[3]	20.1	Italy 4.8
United Kingdom	3.5	Greece 3.4
Mexico	3.0	Spain 1.3
Chile	2.3	Other 1.3	10.8
Canada	2.3	China	3.1
Norway	2.2	Mexico	2.9
Denmark	2.1	India	1.8
South Africa	1.3	Norway	1.6
Other	7.9	Romania	1.5

Total	100.0%	South Africa	1.4

		Indonesia	1.3
		United Kingdom	1.2
		Other	12.5

		Total	50.9%

Percent of net assets

Largest holdings	Japanese Government	12.8%	China Development Bank	3.1%
(by issuer)[4]	U.S. Treasury	12.8	Mexican Government	2.9
	Fannie Mae	5.0	Nykredit Realkredit AS	2.1
	Italian Government	4.8	Indian Government	1.7
	Greek Government	3.4	Norwegian Government	1.6

30 American Funds Insurance Series

Global Bond Fund

Total returns based on

a $1,000 investment

For periods ended June 30, 2019[5]
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since October 4, 2006)	ratio

Class 1	6.59%	7.02%	1.44%	3.41%	4.12%	.57%
Class 1A	6.47	6.74	1.24	3.18	3.88	.82
Class 2[6]	6.41	6.70	1.20	3.15	3.86	.82
Class 4	6.35	6.46	0.94	2.94	3.64	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Includes U.S. dollar-denominated debt of other countries, totaling 11.1%.

3Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany, Greece, Italy, Latvia, Luxembourg, The Netherlands and Spain.

4The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

5Periods greater than one year are annualized.

6Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series 31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 9.81% for the six months ended June 30, 2019. The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index,1 which measures non-investment grade bonds (rated BBB/Baa and above) and limits the exposure of an issuer to 2%, rose 9.94%.

Interest rates declined and credit spreads generally tightened, marking a period of positive returns across most bond sectors. The 10-year Treasury yield dropped 79 basis points from its 2.79% peak in January to a low of 2.00% in late June. The Federal Reserve pivoted to a markedly dovish tone, reversing their tightening focus of recent years in response to economic indicators.

The fund’s relative returns benefited from security selection, particularly in the consumer cyclical and basic industry sectors. A higher-than-index position in PetSmart was additive to results. On the downside, the fund’s cash position and certain energy positions weighed on returns.

The fund’s portfolio managers continue to believe current fundamentals support a mildly constructive near-term outlook for the high-yield market, even as the recent rally has made valuations less compelling. We continue to monitor economic conditions and the Federal Reserve’s monetary policy, and expect that the higher yields and relatively short duration of high-yield bonds should help mitigate any impact from rising rates.

Percent of net assets

Largest holdings	First Quantum Minerals	2.3%	Cleveland-Cliffs	1.6%
(by issuer)[2]	PetSmart	2.2	Gogo	1.4
	Bausch Health Companies	2.2	Teva Pharmaceutical	1.4
	Frontier Communications	1.8	CCO Holdings LLC and CCO Holdings Capital	1.3
	Tenet Healthcare Corp.	1.7	Sprint Nextel Corp.	1.2

32 American Funds Insurance Series

High-Income Bond Fund

Total returns based on a $1,000 investment

For periods ended June 30, 2019[3]
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

Class 1	9.81%	6.94%	4.09%	8.00%	8.71%	.50%
Class 1A	9.67	6.70	3.85	7.74	8.44	.75
Class 2	9.71	6.77	3.83	7.73	8.44	.75
Class 3	9.73	6.80	3.89	7.81	8.52	.68
Class 4	9.54	6.36	3.55	7.51	8.18	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

3Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series 33

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 4.16% for the six months ended June 30, 2019, while the Bloomberg Barclays U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, rose 4.17%.

Interest rates declined and the yield curve steepened, resulting from renewed market expectations of Federal Reserve short-term interest rate cuts due to an anticipated slowdown in economic growth. The 10-year Treasury yield dipped 79 basis points from its 2.79% peak in January to a low of 2.00% in late June.

The major contributors to the fund’s relative returns this period were duration and yield curve positioning. Sector allocations were of mixed value with U.S. Treasury Inflation-Protected Securities and U.S. Treasuries contributing, but security selection within the mortgage market dampening returns.

The fund’s portfolio managers seek to identify high-quality mortgage-backed securities based on our bottom-up approach to investing. They continue to prefer a portfolio that is less-exposed to a pick up in volatility and risk premiums, and are looking for opportunities to allocate more fully into mortgages over the coming quarters.

34       American Funds Insurance Series

Mortgage Fund

Total returns based on

a $1,000 investment

For periods ended June 30, 2019[2]
				Lifetime	Expense
	6 months	1 year	5 years	(since May 2, 2011)	ratio

Class 1	4.16%	6.05%	2.43%	2.71%	.48%
Class 1A	4.02	5.79	2.18	2.46	.73
Class 2	4.02	5.68	2.16	2.46	.73
Class 4	3.92	5.44	1.92	2.27	.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s

assets were

invested as of

June 30, 2019

American Funds Insurance Series 35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund gained 1.10% for the six months ended June 30, 2019, compared with a 1.53% rise in the Bloomberg Barclays Short-Term Government/Corporate Index,1 which consists of fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector. With a particular focus on capital preservation and maintenance of liquidity, the fund continues to be managed in a conservative manner relative to this benchmark.

The Federal Reserve left interest rates unchanged at its June meeting and expressed a dovish tone amid concerns about economic activity and ongoing trade and geopolitical tensions. The 10-year Treasury yield fell by 79 basis points from its 2.79% peak in January to a low of 2.00% in late June.

The higher interest rate environment has been beneficial for the fund’s returns, compared to the first half of 2018. In light of the recent yield curve evolution, the fund managers have looked to position the portfolio to reflect lower yields of late, and to help offset the dampening effect on yields from potential forthcoming rate cuts. They will continue to monitor duration positioning against future interest rate and yield curve movement.

36 American Funds Insurance Series

Ultra-Short Bond Fund

Total returns based on

a $1,000 investment

For periods ended June 30, 2019[2]
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

Class 1	1.10%	2.03%	0.61%	0.21%	3.42%	.35%
Class 1A	1.10	2.03	0.49	0.02	3.18	.60
Class 2	0.90	1.73	0.36	-0.04	3.16	.60
Class 3	0.99	1.74	0.43	0.02	3.23	.53
Class 4	0.78	1.45	0.13	-0.22	2.92	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

Commercial paper	65.5%
Bonds & notes of governments & government agencies outside the U.S.	14.2
Federal agency discount notes	11.4
U.S. Treasury bills	8.8
Other assets less liabilities	.1

Total	100.0%

American Funds Insurance Series 37

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 4.70% for the six months ended June 30, 2019, while the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index,1 which covers obligations issued by the U.S. Treasury and U.S. government agencies, gained 4.75%.

Bond markets were strong and yields fell significantly over the first half of the year. The benchmark 10-year Treasury yield dipped 79 basis points from its 2.79% peak in January to a low of 2.00% in late June. The Federal Reserve shifted to a more dovish stance in terms of interest rates, with rate cuts expected to follow.

Relative returns have been boosted by the fund’s positioning as the intermediate to long end of the yield curve has steepened. On the downside, sector and security allocations detracted, with a lower-than-index position in mortgage-backed securities dampening relative returns.

The fund strives to meet its objective of providing a high level of current income consistent with the preservation of capital. The fund’s portfolio managers expect the Federal Reserve will cut interest rates in the coming year, leading to further steepening of the yield curve and higher inflation expectations. As such, they maintain a high conviction in the fund’s current positioning.

38      American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Total returns based on a $1,000 investment

For periods ended June 30, 2019[2]
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since December 2, 1985)	ratio
Class 1	4.70%	6.80%	2.41%	3.09%	5.77%	.36%
Class 1A	4.51	6.57	2.18	2.84	5.51	.61
Class 2	4.45	6.51	2.13	2.82	5.50	.61
Class 3	4.57	6.59	2.21	2.90	5.58	.54
Class 4	4.34	6.28	1.88	2.61	5.25	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series 39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 11.56% for the six-month period ended June 30, 2019, slightly trailing the S&P 500 Managed Risk Index – Moderate Aggressive1, which rose 11.62%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 18.54%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth Fund’s investments and stock selection in the communication services sector was additive to relative returns, with Facebook a top contributor. On the downside, health-care holdings hampered relative results as the sector was besieged by political calls for reform, particularly in drug pricing. Regeneron Pharmaceuticals and UnitedHealth Group were among the fund’s top relative detractors.

Total returns based on a $1,000 investment

For periods ended June 30, 2019[3]
	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	11.56%	5.79%	7.69%	9.20%	.77%	.72%
Class P2	11.42	5.46	7.37	8.88	1.02	.97

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

2Source: S&P Dow Jones Indices LLC.

3Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40 American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 11.27% for the six months ended June 30, 2019, lagging the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive1, which rose 11.75%. The MSCI ACWI (All Country World Index) ex USA2, a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.), climbed 13.60%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying International Fund’s investments in the financials sector were additive to relative returns. Holdings in Airbus and AIA Group, a Hong Kong–based life insurance company, were top contributors. On the downside, cash holdings hampered relative results amid a growing equities market. Teva Pharmaceuticals was a top detractor to relative returns.

Total returns based on a $1,000 investment

For periods ended June 30, 2019[3]
	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	11.27%	0.52%	1.94%	3.30%	.96%	.87%
Class P2	11.17	0.27	1.52	2.90	1.21	1.12

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

2Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.

3Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series 41

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund rose 6.63% for the six months ended June 30, 2019, trailing the S&P 500 Managed Risk Index – Moderate1, which climbed 10.97%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 18.54%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Blue Chip Income and Growth Fund’s investments in the utilities and industrials sectors were additive to relative returns. Holdings in Qualcomm proved beneficial, with shares of the chipmaker soaring after announcing a settlement with Apple. On the downside, health-care holdings hampered relative returns amid political calls for drug pricing reform. AbbVie was a top detractor, declining on the heels of its announcement to purchase rival Allergan at a significant premium.

Total returns based on a $1,000 investment

For periods ended June 30, 2019[3]
	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	6.63%	1.00%	4.44%	6.51%	.82%	.77%
Class P2	6.52	0.72	4.06	6.13	1.07	1.02

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

2Source: S&P Dow Jones Indices LLC.

3Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42 American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund climbed 11.36% for the six months ended June 30, 2019, outpacing the S&P 500 Managed Risk Index – Moderate1, which rose 10.97%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 18.54%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth-Income Fund’s investments in the industrials and communication services sectors were additive to relative returns. Holdings in Airbus and Facebook were top contributors. On the downside, the fund’s cash position and investments in the information technology sector dampened relative returns. Among health-care holdings, pharmaceutical giant AbbVie declined sharply on its announcement of plans to purchase rival Allergan at a significant premium.

Total returns based on a $1,000 investment

For periods ended June 30, 2019[3]
	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	11.36%	5.84%	6.32%	8.54%	.73%	.67%
Class P2	11.26	5.50	5.99	8.21	.98	.92

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

2Source: S&P Dow Jones Indices LLC.

3Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series 43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund rose 9.78% for the six months ended June 30, 2019, trailing the S&P 500 Managed Risk Index – Moderate Conservative1, which gained 10.48%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, advanced 18.54%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Asset Allocation Fund’s investments in the financials and industrials sectors were additive to relative returns. Domain name giant VeriSign was a top contributor as it continues to see growth in registrations. Cash holdings and investments in the health-care sector dampened relative results. Holdings in AbbVie were a top detractor, with the company declining as it announced plans to purchase rival Allergan at a significant premium.

Total returns based on a $1,000 investment

For periods ended June 30, 2019[3]
	6 months	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio

Class P1	9.78%	4.85%	5.22%	7.43%	.69%	.64%
Class P2	9.74	4.64	4.97	7.18	.94	.89

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

2Source: S&P Dow Jones Indices LLC.

3Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

44 American Funds Insurance Series

Global Growth Fund

Summary investment portfolio June 30, 2019	unaudited

Common stocks 95.03%		Shares	Value (000)
Information	ASML Holding NV	648,442	$135,480
technology	ASML Holding NV (New York registered)	517,300	107,562
26.07%	Microsoft Corp.	1,715,100	229,755
	Taiwan Semiconductor Manufacturing Co., Ltd.	27,188,000	209,209
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	13,122
	Visa Inc., Class A	1,142,800	198,333
	Broadcom Inc.	487,050	140,202
	Temenos AG	637,000	113,964
	Paycom Software, Inc.[1]	357,000	80,939
	PagSeguro Digital Ltd., Class A1	1,340,900	52,255
	Adyen NV1	56,700	43,752
	SimCorp AS	425,000	41,113
	Adobe Inc.[1]	135,000	39,778
	Amphenol Corp., Class A	373,500	35,834
	Other securities		207,649

			1,648,947

Consumer	Amazon.com, Inc.[1]	225,100	426,256
discretionary	Alibaba Group Holding Ltd. (ADR)[1]	931,050	157,766
20.03%	Takeaway.com NV1	740,000	69,336
	Naspers Ltd., Class N	277,000	67,249
	Home Depot, Inc.	227,000	47,209
	Ocado Group PLC[1]	3,115,000	46,165
	Just Eat PLC[1]	5,292,000	42,004
	Moncler SpA	915,000	39,121
	NIKE, Inc., Class B	427,500	35,889
	Other securities		336,018

			1,267,013

Financials	AIA Group Ltd.	15,004,900	161,829
10.75%	Kotak Mahindra Bank Ltd.	3,671,000	78,555
	JPMorgan Chase & Co.	614,600	68,712
	MarketAxess Holdings Inc.	211,000	67,820
	Tradeweb Markets Inc., Class A	1,501,303	65,772
	CME Group Inc., Class A	165,200	32,067
	Other securities		204,754

			679,509

Health care	UnitedHealth Group Inc.	324,200	79,108
10.02%	Merck & Co., Inc.	886,000	74,291
	Boston Scientific Corp.[1]	1,638,200	70,410
	AstraZeneca PLC	721,300	58,973
	Mettler-Toledo International Inc.[1]	65,000	54,600
	Fisher & Paykel Healthcare Corp. Ltd.	3,680,000	38,220
	Other securities		258,366

			633,968

Communication	Alphabet Inc., Class A1	115,600	125,171
services	Alphabet Inc., Class C1	71,052	76,801
8.04%	Tencent Holdings Ltd.	2,230,000	100,656
	Facebook, Inc., Class A1	421,640	81,377
	Nintendo Co., Ltd.	165,100	60,472
	Other securities		63,716

			508,193

American Funds Insurance Series 45

Global Growth Fund

Common stocks (continued)		Shares	Value (000)
Consumer staples	British American Tobacco PLC	2,970,800	$103,713
7.75%	Nestlé SA	739,650	76,571
	Altria Group, Inc.	1,125,000	53,269
	Philip Morris International Inc.	660,500	51,869
	Keurig Dr Pepper Inc.	1,624,000	46,934
	Other securities		157,834

			490,190

Industrials	Airbus SE, non-registered shares	1,093,500	155,029
7.34%	MTU Aero Engines AG	167,000	39,783
	Alliance Global Group, Inc.	111,060,000	33,469
	Other securities		235,967

			464,248

Materials	Sherwin-Williams Co.	155,500	71,264
2.88%	Other securities		110,635

			181,899

Energy	Reliance Industries Ltd.[1]	1,795,200	32,589
2.15%	Other securities		103,320

			135,909

	Total common stocks (cost: $3,750,476,000)		6,009,876

Preferred securities 1.65%
Health care	Sartorius AG, nonvoting preferred, non-registered shares	381,500	78,215

1.24%

Information	Other securities		26,245

technology	Total preferred securities (cost: $43,479,000)		104,460

0.41%

Short-term securities 2.81%
Money market investments 2.81%
	Capital Group Central Cash Fund	1,777,531	177,735

	Total short-term securities (cost: $177,737,000)		177,735

	Total investment securities 99.49% (cost: $3,971,692,000)		6,292,071
	Other assets less liabilities 0.51%		32,058

	Net assets 100.00%		$6,324,129

46 American Funds Insurance Series

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $11,082,000, which represented .18% of the net assets of the fund.

1Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series 47

Global Small Capitalization Fund

Summary investment portfolio June 30, 2019	unaudited

Common stocks 92.20%		Shares	Value (000)
Health care	GW Pharmaceuticals PLC (ADR)[1]	823,718	$142,001
22.81%	Insulet Corp.[1]	1,045,455	124,806
	Haemonetics Corp.[1]	577,000	69,436
	CONMED Corp.	611,700	52,343
	Integra LifeSciences Holdings Corp.[1]	906,825	50,646
	Notre Dame Intermédica Participações S.A.	4,090,900	42,955
	iRhythm Technologies, Inc.[1]	510,500	40,370
	Allakos Inc.[1,2]	886,580	38,416
	China Biologic Products Holdings, Inc.[1,2]	399,900	38,110
	PRA Health Sciences, Inc.[1]	348,900	34,593
	Cortexyme, Inc.[1,2]	695,324	29,558
	Osstem Implant Co., Ltd.[1]	412,245	26,742
	Mani, Inc.	405,700	26,002
	Allogene Therapeutics, Inc.[1]	653,594	17,549
	Allogene Therapeutics, Inc.[1,2]	280,589	7,534
	Other securities		270,262

			1,011,323

Information	Paycom Software, Inc.[1]	217,261	49,257
technology	Ceridian HCM Holding Inc.[1]	842,177	42,277
17.67%	Alteryx, Inc., Class A1	355,600	38,803
	Net One Systems Co., Ltd.	1,313,765	36,130
	Cree, Inc.[1]	639,900	35,950
	HubSpot, Inc.[1]	178,600	30,455
	Qorvo, Inc.[1]	449,200	29,921
	SimCorp AS	303,128	29,324
	Bechtle AG, non-registered shares	233,105	26,771
	Other securities		464,669

			783,557

Industrials	International Container Terminal Services, Inc.	22,581,620	64,525
15.32%	frontdoor, inc.[1]	1,267,200	55,187
	Nihon M&A Center Inc.	1,829,192	43,840
	Tomra Systems ASA	859,334	28,247
	Rheinmetall AG	216,500	26,501
	Bravida Holding AB	2,900,084	25,702
	Marel hf., non-registered shares (ISK denominated)	5,419,903	23,878
	Marel hf., non-registered shares (EUR denominated)[1]	333,333	1,463
	Other securities		409,924

			679,267

Consumer	Five Below, Inc.[1]	317,400	38,094
discretionary	Mattel, Inc.[1,2]	3,238,800	36,307
12.38%	Melco International Development Ltd.	15,579,000	34,542
	Helen of Troy Ltd.[1]	223,000	29,122
	ServiceMaster Global Holdings, Inc.[1]	556,750	29,001
	Luckin Coffee Inc., Class A (ADR)[1,2]	1,472,220	28,694
	Wyndham Hotels & Resorts, Inc.	502,700	28,021
	Takeaway.com NV1	271,800	25,467
	Other securities		299,645

			548,893

48 American Funds Insurance Series

Global Small Capitalization Fund

Common stocks		Shares	Value (000)
Financials	Kotak Mahindra Bank Ltd.	3,135,263	$67,091
8.41%	Essent Group Ltd.[1]	1,018,841	47,875
	Trupanion, Inc.[1,2]	1,316,800	47,576
	Cannae Holdings, Inc.[1]	1,625,000	47,093
	Bharat Financial Inclusion Ltd.[1]	2,472,060	31,965
	Other securities		131,227

			372,827

Materials	Allegheny Technologies Inc.[1]	1,139,700	28,720
4.29%	Lundin Mining Corp.[2]	4,629,000	25,486
	Other securities		135,902

			190,108

Consumer staples	Other securities		130,390

2.94%

Communication	Vonage Holdings Corp.[1]	3,115,100	35,294
services	Other securities		94,965

2.94%			130,259

Real estate	WHA Corp. PCL	229,577,250	35,484
2.77%	MGM Growth Properties LLC REIT, Class A	825,000	25,286
	Other securities		61,976

			122,746

Energy	Other securities		68,659

1.55%

Utilities	ENN Energy Holdings Ltd.	4,512,900	43,906
1.12%	Other securities		5,674

			49,580

	Total common stocks (cost: $3,231,902,000)		4,087,609

Preferred securities 0.41%
Industrials	Other securities		18,309

0.41%	Total preferred securities (cost: $9,829,000)		18,309

American Funds Insurance Series 49

Global Small Capitalization Fund

Short-term securities 8.64%	Shares	Value (000)
Money market investments 8.64%
Capital Group Central Cash Fund	2,636,251	$263,599
Fidelity Institutional Money Market Funds - Government Portfolio[3]	29,008,117	29,008
Goldman Sachs Financial Square Government Fund[3]	25,089,836	25,090
Invesco Short-Term Investments Trust - Government & Agency Portfolio[3]	31,572,699	31,573
Morgan Stanley Institutional Liquidity Funds - Government Portfolio[3]	33,709,180	33,709

		382,979

Total short-term securities (cost: $382,977,000)		382,979

Total investment securities 101.25% (cost: $3,624,708,000)		4,488,897
Other assets less liabilities (1.25)%		(55,476)

Net assets 100.00%		$4,433,421

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $20,655,000, which represented .47% of the net assets of the fund. One security in “Other securities” (with a value of $14,352,000, an aggregate cost of $8,280,000, and which represented .32% of the net assets of the fund) was acquired on 5/1/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities“ also includes securities (with an aggregate value of $19,460,000, which represented .44% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on this holding and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Common stocks 0.48%
Health care 0.48%
NuCana PLC (ADR)[1,2]	2,067,724	—	—	2,067,724	$—	$(8,519)	$—	$21,463

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,“ was $158,280,000, which represented 3.57%

 of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

ISK = Icelandic kronor

See notes to financial statements.

50 American Funds Insurance Series

Growth Fund

Summary investment portfolio June 30, 2019	unaudited

Common stocks 95.75%		Shares	Value (000)
Information	Microsoft Corp.	10,468,400	$1,402,347
technology	Broadcom Inc.	2,549,800	733,985
24.18%	ServiceNow, Inc.[1]	1,701,200	467,099
	Visa Inc., Class A	2,650,400	459,977
	ASML Holding NV (New York registered)	1,148,100	238,724
	ASML Holding NV	985,000	205,797
	Taiwan Semiconductor Manufacturing Co., Ltd.	26,960,000	207,455
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,419,592	94,775
	Intel Corp.	5,033,000	240,930
	Workday, Inc., Class A1	1,143,000	234,978
	RingCentral, Inc., Class A1	1,550,400	178,172
	Samsung Electronics Co., Ltd.	3,901,400	158,806
	Paycom Software, Inc.[1]	693,700	157,276
	Fiserv, Inc.[1]	1,573,600	143,449
	Mastercard Inc., Class A	538,000	142,317
	PayPal Holdings, Inc.[1]	1,207,700	138,233
	Other securities		1,197,884

			6,402,204

Communication	Facebook, Inc., Class A1	7,683,400	1,482,896
services	Netflix, Inc.[1]	2,493,060	915,751
17.89%	Alphabet Inc., Class C1	589,100	636,764
	Alphabet Inc., Class A1	164,000	177,579
	Charter Communications, Inc., Class A1	1,006,280	397,662
	T-Mobile US, Inc.[1]	4,941,000	366,326
	Activision Blizzard, Inc.	6,958,300	328,432
	Comcast Corp., Class A	5,886,400	248,877
	Other securities		183,641

			4,737,928

Health care	UnitedHealth Group Inc.	3,225,800	787,127
15.52%	Intuitive Surgical, Inc.[1]	940,500	493,339
	Regeneron Pharmaceuticals, Inc.[1]	1,341,000	419,733
	Humana Inc.	1,269,500	336,798
	Vertex Pharmaceuticals Inc.[1]	1,400,900	256,897
	Boston Scientific Corp.[1]	5,085,000	218,553
	Centene Corp.[1]	3,735,200	195,874
	Thermo Fisher Scientific Inc.	534,500	156,972
	Pfizer Inc.	3,216,000	139,317
	Other securities		1,104,474

			4,109,084

Consumer	Amazon.com, Inc.[1]	503,016	952,526
discretionary	Home Depot, Inc.	2,279,237	474,013
11.74%	Tesla, Inc.[1]	1,908,500	426,473
	Other securities		1,256,046

			3,109,058

Financials	Wells Fargo & Co.	5,885,254	278,490
8.60%	Goldman Sachs Group, Inc.	1,052,400	215,321
	BlackRock, Inc.	335,500	157,450
	JPMorgan Chase & Co.	1,370,000	153,166
	PNC Financial Services Group, Inc.	1,086,600	149,169
	Intercontinental Exchange, Inc.	1,699,900	146,090
	Legal & General Group PLC	40,158,246	137,442
	Other securities		1,040,267

			2,277,395

American Funds Insurance Series 51

Growth Fund

Common stocks (continued)		Shares	Value (000)
Industrials	TransDigm Group Inc.[1]	696,000	$336,725
6.71%	MTU Aero Engines AG	1,001,262	238,523
	CSX Corp.	2,080,700	160,984
	Airbus SE, non-registered shares	940,662	133,361
	Other securities		907,334

			1,776,927

Energy	Diamondback Energy, Inc.	1,234,000	134,469
3.24%	Other securities		724,053

			858,522

Consumer staples	Altria Group, Inc.	4,832,816	228,834
3.05%	Costco Wholesale Corp.	616,500	162,916
	Other securities		414,363

			806,113

Materials	Other securities		707,180

2.67%

Real estate	Equinix, Inc. REIT	464,000	233,991
1.84%	Other securities		253,184

			487,175

Utilities	Other securities		81,738

0.31%	Total common stocks (cost: $15,442,877,000)		25,353,324

Short-term securities 3.97%
Money market investments 3.97%
	Capital Group Central Cash Fund	10,508,871	1,050,782

	Total short-term securities (cost: $1,050,779,000)		1,050,782

	Total investment securities 99.72% (cost: $16,493,656,000)		26,404,106
	Other assets less liabilities 0.28%		74,925

	Net assets 100.00%		$26,479,031

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $48,838,000, which represented .18% of the net assets of the fund. One security in “Other securities” (with a value of $37,000,000, an aggregate cost of $37,000,000, and which represented .14% of the net assets of the fund) was acquired on 12/21/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

1Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

52 American Funds Insurance Series

International Fund

Summary investment portfolio June 30, 2019	unaudited

Common stocks 90.18%		Shares	Value (000)
Financials	AIA Group Ltd.	40,985,700	$442,035
16.97%	HDFC Bank Ltd.	7,924,100	280,533
	HDFC Bank Ltd. (ADR)	498,647	64,844
	Kotak Mahindra Bank Ltd.	8,121,048	173,780
	Axis Bank Ltd.[1]	6,444,300	75,485
	Axis Bank Ltd.[1,2,3,4]	3,222,055	35,477
	Axis Bank Ltd.[1,2]	2,466,000	26,286
	BNP Paribas SA	1,629,058	77,366
	Prudential PLC	3,016,000	65,726
	Other securities		427,256

			1,668,788

Industrials	Airbus SE, non-registered shares	2,979,949	422,478
16.03%	Rolls-Royce Holdings PLC[1]	11,044,688	117,876
	Yamato Holdings Co., Ltd.	4,426,195	89,949
	Melrose Industries PLC	37,984,233	87,239
	Nidec Corp.	606,400	82,820
	Recruit Holdings Co., Ltd.	2,369,300	78,980
	Rheinmetall AG	639,400	78,268
	Adani Ports & Special Economic Zone Ltd.	13,028,763	77,424
	Safran SA	523,100	76,642
	Knorr-Bremse AG, non-registered shares	631,356	70,356
	Komatsu Ltd.	2,880,500	69,464
	Other securities		324,564

			1,576,060

Health care	Novartis AG	3,145,133	287,386
11.13%	Takeda Pharmaceutical Co., Ltd.	3,785,165	134,218
	Daiichi Sankyo Co., Ltd.	2,160,000	112,893
	Fresenius SE & Co. KGaA	1,819,000	98,621
	Alcon Inc.[1]	1,510,600	93,279
	Chugai Pharmaceutical Co., Ltd.	1,161,500	75,843
	Teva Pharmaceutical Industries Ltd. (ADR)[1]	7,216,598	66,609
	Grifols, SA, Class A, non-registered shares	881,000	26,046
	Grifols, SA, Class B (ADR)	793,690	16,747
	Other securities		182,857

			1,094,499

Consumer	Alibaba Group Holding Ltd. (ADR)[1]	1,438,000	243,669
discretionary	Sony Corp.	1,761,800	92,294
11.09%	Kering SA	139,238	82,346
	Galaxy Entertainment Group Ltd.	11,306,000	76,201
	Hyundai Motor Co.	546,200	66,226
	Meituan Dianping, Class B1	7,469,401	65,498
	Other securities		464,390

			1,090,624

Materials	Vale SA, ordinary nominative (ADR)	12,192,266	163,864
6.68%	Vale SA, ordinary nominative	102,481	1,383
	Asahi Kasei Corp.	11,980,780	127,625
	Teck Resources Ltd., Class B	3,723,800	85,933
	Other securities		278,440

			657,245

American Funds Insurance Series 53

International Fund

Common stocks (continued)		Shares	Value (000)
Information	Samsung Electronics Co., Ltd.	4,263,050	$173,527
technology	ASML Holding NV	597,140	124,761
6.61%	Worldpay, Inc., Class A1	512,797	62,843
	Other securities		288,542

			649,673

Consumer staples	Pernod Ricard SA	755,326	139,182
5.98%	Nestlé SA	1,003,500	103,886
	Kirin Holdings Co., Ltd.	3,510,800	75,661
	Other securities		269,210

			587,939

Energy	Royal Dutch Shell PLC, Class B	2,800,000	91,777
4.61%	Royal Dutch Shell PLC, Class A (GBP denominated)	1,440,256	47,052
	Oil Search Ltd.	13,449,600	66,757
	Other securities		247,836

			453,422

Communication	Tencent Holdings Ltd.	4,596,187	207,460
services	SoftBank Group Corp.	1,847,600	88,511
4.41%	Altice Europe NV, Class A1	16,758,527	60,198
	Other securities		77,589

			433,758

Utilities	ENN Energy Holdings Ltd.	14,004,000	136,245
4.32%	China Gas Holdings Ltd.	24,134,000	89,749
	Ørsted AS	919,408	79,501
	Other securities		119,048

			424,543

Real estate	China Overseas Land & Investment Ltd.	22,782,000	83,992
2.35%	Other securities		147,734

			231,726

	Total common stocks (cost: $7,006,514,000)		8,868,277

Preferred securities 0.89%
Health care	Grifols, SA, Class B, nonvoting preferred, non-registered shares	3,026,230	62,973

0.64%

Financials	Other securities		24,442

0.25%	Total preferred securities (cost: $75,210,000)		87,415

Rights & warrants 0.15%
Health care	Other securities		14,218

0.15%	Total rights & warrants (cost: $13,238,000)		14,218

54 American Funds Insurance Series

International Fund

Bonds, notes & other debt instruments 0.66%		Principal amount (000)	Value (000)
Corporate bonds & notes 0.45%
Other	Other securities		$44,171

0.45%	Total corporate bonds & notes		44,171

Bonds & notes of governments & government agencies outside the U.S. 0.21%
	Other securities		21,068

	Total bonds, notes & other debt instruments (cost: $55,303,000)		65,239

Short-term securities 8.28%		Shares
Money market investments 8.28%
	Capital Group Central Cash Fund	8,139,864	813,905

	Total short-term securities (cost: $813,910,000)		813,905

	Total investment securities 100.16% (cost: $7,964,175,000)		9,849,054
	Other assets less liabilities (0.16)%		(15,385)

	Net assets 100.00%		$9,833,669

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2019
(000)	(000)	Counterparty	date	(000)

USD28,387	GBP22,280	Citibank	7/12/2019	$72
USD16,507	GBP12,948	Morgan Stanley	7/12/2019	52
GBP4,200	USD5,344	Citibank	7/12/2019	(6)
USD40,468	INR2,825,000	JPMorgan Chase	7/22/2019	(334)

				$(216)

1 Security did not produce income during the last 12 months.

2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $85,876,000, which represented .87% of the net assets of the fund.

3 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

4 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $76,305,000, which represented .78% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Axis Bank Ltd.	11/14/2017	$17,232	$35,477	.36%

Key to abbreviations and symbol

ADR = American Depositary Receipts

GBP = British pounds

INR = Indian rupees

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series 55

New World Fund

Summary investment portfolio June 30, 2019	unaudited

Common stocks 89.00%		Shares	Value (000)
Information	PagSeguro Digital Ltd., Class A1	2,626,223	$102,344
technology	Taiwan Semiconductor Manufacturing Co., Ltd.	9,904,000	76,210
23.08%	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	400,000	15,668
	Microsoft Corp.	484,000	64,837
	StoneCo Ltd., Class A1	1,865,826	55,191
	Broadcom Inc.	171,350	49,325
	Keyence Corp.	70,000	42,936
	PayPal Holdings, Inc.[1]	348,400	39,878
	Visa Inc., Class A	223,400	38,771
	Network International Holdings PLC[1]	4,694,182	35,351
	Kingdee International Software Group Co. Ltd.	26,128,917	28,264
	Adobe Inc.[1]	94,400	27,815
	EPAM Systems, Inc.[1]	158,100	27,367
	Autodesk, Inc.[1]	146,100	23,800
	Halma PLC	918,100	23,552
	Mastercard Inc., Class A	79,800	21,109
	Other securities		126,380

			798,798

Financials	HDFC Bank Ltd.	2,604,450	92,204
13.42%	AIA Group Ltd.	6,477,600	69,862
	B3 SA - Brasil, Bolsa, Balcao	6,600,200	64,387
	Kotak Mahindra Bank Ltd.	2,782,000	59,531
	Sberbank of Russia PJSC (ADR)	2,259,500	34,683
	Other securities		143,614

			464,281

Energy	Reliance Industries Ltd.[1]	11,548,513	209,648
10.11%	Royal Dutch Shell PLC, Class B	1,284,000	42,086
	Royal Dutch Shell PLC, Class A (GBP denominated)	68,628	2,242
	Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	1,267,000	19,727
	Other securities		76,102

			349,805

Consumer	Alibaba Group Holding Ltd. (ADR)[1]	440,037	74,564
discretionary	Meituan Dianping, Class B1	4,737,554	41,543
9.40%	General Motors Co.	542,000	20,883
	Marriott International, Inc., Class A	144,800	20,314
	Melco Resorts & Entertainment Ltd. (ADR)	931,500	20,232
	Other securities		147,677

			325,213

Health care	Yunnan Baiyao Group Co., Ltd., Class A	2,730,912	33,169
8.23%	China Biologic Products Holdings, Inc.[1]	297,700	28,371
	BioMarin Pharmaceutical Inc.[1]	318,000	27,237
	Abbott Laboratories	263,000	22,118
	AstraZeneca PLC	269,800	22,059
	Carl Zeiss Meditec AG, non-registered shares	216,552	21,361
	Other securities		130,486

			284,801

56 American Funds Insurance Series

New World Fund

Common stocks		Shares	Value (000)
Materials	Vale SA, ordinary nominative	2,881,660	$38,888
8.16%	Vale SA, ordinary nominative (ADR)	1,976,000	26,557
	Freeport-McMoRan Inc.	3,945,000	45,801
	First Quantum Minerals Ltd.	3,305,000	31,396
	Fortescue Metals Group Ltd.	4,618,395	29,246
	Other securities		110,527

			282,415

Communication	Facebook, Inc., Class A1	265,700	51,280
services	Alphabet Inc., Class C1	23,700	25,618
5.15%	Alphabet Inc., Class A1	10,000	10,828
	Tencent Holdings Ltd.	535,600	24,176
	Other securities		66,452

			178,354

Consumer staples	Treasury Wine Estates Ltd.	3,700,000	38,756
5.01%	Kweichow Moutai Co., Ltd., Class A	244,699	35,057
	Nestlé SA	333,296	34,504
	Other securities		64,965

			173,282

Industrials	Airbus SE, non-registered shares	324,029	45,939
4.82%	Shanghai International Airport Co., Ltd., Class A	2,200,532	26,842
	Nidec Corp.	159,800	21,825
	Other securities		72,282

			166,888

Real estate	Other securities		33,082

0.96%

Utilities	Other securities		22,895

0.66%	Total common stocks (cost: $2,403,058,000)		3,079,814

Preferred securities 2.37%
Industrials	Azul SA, preference shares (ADR)[1]	866,446	28,974
1.11%	Azul SA, preference shares[1]	838,500	9,453

			38,427

Financials	Itaú Unibanco Holding SA, preferred nominative (ADR)	1,576,000	14,846
0.56%	Itaú Unibanco Holding SA, preferred nominative	457,000	4,315

			19,161

Other	Other securities		24,543

0.70%	Total preferred securities (cost: $60,409,000)		82,131

Rights & warrants 0.53%
Other	Other securities		18,404

0.53%	Total rights & warrants (cost: $15,630,000)		18,404

American Funds Insurance Series 57

New World Fund

Bonds, notes & other debt instruments 2.76%		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 2.43%
	Other securities		$84,008

Corporate bonds & notes 0.33%
Other	Other securities		11,641

0.33%	Total corporate bonds & notes		11,641

	Total bonds, notes & other debt instruments (cost: $91,389,000)		95,649

Short-term securities 5.02%		Shares
Money market investments 4.36%
	Capital Group Central Cash Fund	1,508,156	150,800

		Principal amount (000)
Other short-term securities 0.66%
	Other securities		22,827

	Total short-term securities (cost: $175,029,000)		173,627

	Total investment securities 99.68% (cost: $2,745,515,000)		3,449,625
	Other assets less liabilities 0.32%		11,027

	Net assets 100.00%		$3,460,652

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $24,325,000, which represented .70% of the net assets of the fund. “Other securities“ also includes securities (with an aggregate value of $65,315,000, which represented 1.89% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

1Security did not produce income during the last 12 months.

Key to abbreviations

ADR = American Depositary Receipts

GBP = British pounds

See notes to financial statements.

58 American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio June 30, 2019	unaudited

Common stocks 93.97%		Shares	Value (000)
Health care	Abbott Laboratories	5,412,000	$455,149
19.81%	AbbVie Inc.	6,028,530	438,395
	Gilead Sciences, Inc.	3,045,712	205,768
	Amgen Inc.	1,014,510	186,954
	UnitedHealth Group Inc.	493,000	120,297
	Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	95,381
	Humana Inc.	259,000	68,713
	Medtronic PLC	700,000	68,173
	Other securities		111,395

			1,750,225

Information	Microsoft Corp.	2,469,200	330,774
technology	QUALCOMM Inc.	2,846,800	216,556
14.73%	Intel Corp.	3,474,000	166,300
	Broadcom Inc.	565,000	162,641
	Texas Instruments Inc.	780,000	89,513
	Mastercard Inc., Class A	337,000	89,147
	Apple Inc.	400,000	79,168
	Accenture PLC, Class A	400,000	73,908
	Automatic Data Processing, Inc.	318,500	52,658
	Other securities		40,890

			1,301,555

Consumer staples	Philip Morris International Inc.	3,260,900	256,078
12.05%	British American Tobacco PLC (ADR)	5,134,830	179,052
	Costco Wholesale Corp.	581,255	153,602
	Constellation Brands, Inc., Class A	740,100	145,755
	Coca-Cola Co.	2,175,000	110,751
	Altria Group, Inc.	2,045,800	96,869
	PepsiCo, Inc.	400,000	52,452
	Other securities		69,569

			1,064,128

Energy	Exxon Mobil Corp.	4,813,800	368,882
10.91%	EOG Resources, Inc.	2,755,800	256,730
	Royal Dutch Shell PLC, Class B (ADR)	1,215,000	79,874
	Schlumberger Ltd.	1,745,000	69,346
	Concho Resources Inc.	610,500	62,991
	Other securities		125,466

			963,289

Industrials	General Dynamics Corp.	1,459,900	265,439
9.90%	CSX Corp.	2,766,000	214,005
	Illinois Tool Works Inc.	650,000	98,027
	Airbus Group SE (ADR)	2,157,000	76,272
	Union Pacific Corp.	400,000	67,644
	United Technologies Corp.	500,000	65,100
	Northrop Grumman Corp.	174,300	56,318
	Other securities		31,553

			874,358

Consumer	Lowe’s Companies, Inc.	3,594,572	362,728
discretionary	Marriott International, Inc., Class A	852,500	119,597
8.58%	McDonald’s Corp.	500,000	103,830
	Other securities		171,760

			757,915

American Funds Insurance Series 59

Blue Chip Income and Growth Fund

Common stocks (continued)		Shares	Value (000)
Communication	Facebook, Inc., Class A1	1,339,800	$258,581
services	Alphabet Inc., Class A1	135,750	146,990
6.67%	Alphabet Inc., Class C1	20,500	22,159
	Verizon Communications Inc.	2,450,500	139,997
	Other securities		21,745

			589,472

Financials	JPMorgan Chase & Co.	1,409,000	157,526
3.92%	U.S. Bancorp	1,000,000	52,400
	Other securities		136,086

			346,012

Materials	Linde PLC	985,700	197,929
3.40%	Freeport-McMoRan Inc.	7,703,700	89,440
	Other securities		13,348

			300,717

Utilities	Public Service Enterprise Group Inc.	1,000,000	58,820
2.08%	American Electric Power Co., Inc.	600,000	52,806
	Other securities		71,828

			183,454

Real estate	Kimco Realty Corp. REIT	3,677,000	67,951
1.92%	Other securities		101,444

			169,395

	Total common stocks (cost: $6,814,813,000)		8,300,520

Rights & warrants 0.09%
Financials	Other securities		7,926

0.09%	Total rights & warrants (cost: $10,088,000)		7,926

Convertible stocks 0.06%
Health care	Other securities		5,413

0.06%	Total convertible stocks (cost: $4,978,000)		5,413

Short-term securities 6.69%
Money market investments 6.69%
	Capital Group Central Cash Fund	5,905,582	590,499

	Total short-term securities (cost: $590,512,000)		590,499

	Total investment securities 100.81% (cost: $7,420,391,000)		8,904,358
	Other assets less liabilities (0.81)%		(71,177)

	Net assets 100.00%		$8,833,181

60 American Funds Insurance Series

Blue Chip Income and Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

1Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series 61

Global Growth and Income Fund

Summary investment portfolio June 30, 2019	unaudited

Common stocks 92.66%		Shares	Value (000)
Information	Taiwan Semiconductor Manufacturing Co., Ltd.	8,493,800	$65,359
technology	Microsoft Corp.	391,000	52,378
14.66%	PagSeguro Digital Ltd., Class A1	1,208,752	47,105
	Broadcom Inc.	121,200	34,889
	Apple Inc.	112,500	22,266
	Halma PLC	610,000	15,648
	ASML Holding NV	70,000	14,625
	Other securities		48,679

			300,949

Financials	AIA Group Ltd.	3,200,000	34,512
12.85%	Sberbank of Russia PJSC (ADR)	1,710,000	26,300
	HDFC Bank Ltd.	644,000	22,799
	CME Group Inc., Class A	100,000	19,411
	The Blackstone Group Inc., Class A	412,500	18,323
	Toronto-Dominion Bank (CAD denominated)	292,000	17,062
	B3 SA - Brasil, Bolsa, Balcao	1,500,000	14,633
	Ping An Insurance (Group) Co. of China, Ltd., Class H	1,195,000	14,349
	DBS Group Holdings Ltd.	705,000	13,527
	Other securities		82,957

			263,873

Industrials	Airbus SE, non-registered shares	672,200	95,300
12.43%	Lockheed Martin Corp.	66,000	23,994
	CCR SA, ordinary nominative	6,017,900	21,408
	Safran SA	143,000	20,952
	Rheinmetall AG	151,500	18,545
	Boeing Co.	45,900	16,708
	Other securities		58,397

			255,304

Consumer	Home Depot, Inc.	135,700	28,221
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	56,200	23,920
9.21%	Carnival Corp., units	319,000	14,849
	Norwegian Cruise Line Holdings Ltd.[1]	275,000	14,748
	Other securities		107,274

			189,012

Communication	Nintendo Co., Ltd.	224,000	82,046
services	Alphabet Inc., Class A1	21,800	23,605
8.39%	Alphabet Inc., Class C1	7,000	7,566
	Other securities		59,085

			172,302

Health care	UnitedHealth Group Inc.	101,825	24,846
8.25%	Merck & Co., Inc.	267,350	22,417
	Boston Scientific Corp.[1]	351,000	15,086
	Abbott Laboratories	171,000	14,381
	Fleury SA, ordinary nominative	2,500,000	13,900
	AstraZeneca PLC	167,000	13,654
	Novartis AG	148,000	13,524
	Other securities		51,525

			169,333

62 American Funds Insurance Series

Global Growth and Income Fund

Common stocks		Shares	Value (000)
Materials	Vale SA, ordinary nominative	2,395,000	$32,320
7.67%	Fortescue Metals Group Ltd.	4,763,816	30,167
	Freeport-McMoRan Inc.	2,499,000	29,013
	Koninklijke DSM NV	109,000	13,473
	Other securities		52,569

			157,542

Energy	Reliance Industries Ltd.[1]	2,830,148	51,377
6.48%	Gazprom PJSC (ADR)	3,431,000	25,135
	Royal Dutch Shell PLC, Class B	550,000	18,028
	Other securities		38,461

			133,001

Real estate	MGM Growth Properties LLC REIT, Class A	676,200	20,726
4.42%	Gaming and Leisure Properties, Inc. REIT	425,000	16,566
	Alexandria Real Estate Equities, Inc. REIT	103,000	14,532
	Other securities		38,970

			90,794

Consumer staples	Nestlé SA	434,700	45,002
4.36%	Other securities		44,438

			89,440

Utilities	Ørsted AS	491,552	42,504
3.94%	Enel SpA	2,780,000	19,409
	Other securities		18,984

			80,897

	Total common stocks (cost: $1,409,787,000)		1,902,447

Preferred securities 0.39%
Financials	Other securities		8,125

0.39%	Total preferred securities (cost: $6,929,000)		8,125

Bonds, notes & other debt instruments 1.71%		Principal amount (000)
Corporate bonds & notes 1.71%
Communication services	Sprint Corp. 7.25% 2021	$ 33,000	35,145

	Total bonds, notes & other debt instruments (cost: $31,773,000)		35,145

1.71%

Short-term securities 4.32%		Shares
Money market investments 4.32%
	Capital Group Central Cash Fund	886,487	88,640

	Total short-term securities (cost: $88,643,000)		88,640

	Total investment securities 99.08% (cost: $1,537,132,000)		2,034,357
	Other assets less liabilities 0.92%		18,830

	Net assets 100.00%		$2,053,187

American Funds Insurance Series 63

Global Growth and Income Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

				Unrealized
Contract amount				depreciation
Purchases	Sales		Settlement	at 6/30/2019
(000)	(000)	Counterparty	date	(000)

USD7,285	AUD10,500	JPMorgan Chase	7/26/2019		$(94)

1Security did not produce income during the last 12 months.

Key to abbreviations and symbol

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

USD/$ = U.S. dollars

See notes to financial statements.

64 American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio June 30, 2019	unaudited

Common stocks 93.00%		Shares	Value (000)
Information	Microsoft Corp.	9,380,500	$1,256,612
technology	Broadcom Inc.	2,108,034	606,819
15.21%	Intel Corp.	10,360,800	495,971
	Texas Instruments Inc.	3,082,688	353,769
	Accenture PLC, Class A	1,510,900	279,169
	Mastercard Inc., Class A	791,000	209,243
	Visa Inc., Class A	1,160,200	201,353
	QUALCOMM Inc.	2,386,566	181,546
	Other securities		1,581,296

			5,165,778

Health care	UnitedHealth Group Inc.	2,444,268	596,426
15.14%	Abbott Laboratories	6,329,069	532,275
	Gilead Sciences, Inc.	6,325,600	427,358
	Amgen Inc.	2,281,997	420,526
	Merck & Co., Inc.	4,164,380	349,183
	Eli Lilly and Co.	2,077,600	230,177
	Cigna Corp.	1,327,418	209,135
	Other securities		2,376,470

			5,141,550

Financials	JPMorgan Chase & Co.	5,027,030	562,022
11.17%	CME Group Inc., Class A	2,002,500	388,705
	Bank of New York Mellon Corp.	6,957,700	307,182
	Intercontinental Exchange, Inc.	3,183,555	273,595
	Aon PLC, Class A	1,214,800	234,432
	Other securities		2,028,647

			3,794,583

Industrials	General Dynamics Corp.	2,639,200	479,859
11.05%	Airbus SE, non-registered shares	2,824,564	400,449
	BWX Technologies, Inc.[1]	5,373,948	279,983
	TransDigm Group Inc.[2]	485,800	235,030
	Northrop Grumman Corp.	694,900	224,529
	Equifax Inc.	1,406,200	190,174
	Other securities		1,944,195

			3,754,219

Communication	Facebook, Inc., Class A2	6,449,227	1,244,701
services	Alphabet Inc., Class C2	316,784	342,415
10.97%	Alphabet Inc., Class A2	279,980	303,162
	Netflix, Inc.[2]	1,449,649	532,485
	Verizon Communications Inc.	4,009,400	229,057
	Comcast Corp., Class A	4,893,400	206,893
	Charter Communications, Inc., Class A2	458,369	181,138
	Other securities		687,081

			3,726,932

Consumer staples	Coca-Cola Co.	7,223,100	367,800
7.91%	British American Tobacco PLC	6,930,260	241,942
	British American Tobacco PLC (ADR)	479,440	16,718
	Costco Wholesale Corp.	832,200	219,917
	Pernod Ricard SA	1,169,574	215,514

American Funds Insurance Series 65

Growth-Income Fund

Common stocks (continued)		Shares	Value (000)
Consumer staples	Mondelez International, Inc.	3,567,400	$192,283
(continued)	Carlsberg A/S, Class B	1,390,224	184,300
	Other securities		1,247,808

			2,686,282

Energy	Exxon Mobil Corp.	5,845,200	447,918
7.05%	Chevron Corp.	2,164,300	269,325
	Enbridge Inc. (CAD denominated)	5,893,659	212,874
	Enbridge Inc. (CAD denominated)[3]	1,340,553	48,420
	EOG Resources, Inc.	2,715,800	253,004
	Schlumberger Ltd.	4,570,400	181,628
	Other securities		982,492

			2,395,661

Consumer	Amazon.com, Inc.[2]	290,400	549,910
discretionary	Other securities		1,370,517

5.65%			1,920,427

Materials	Celanese Corp.	3,193,233	344,230
4.77%	International Flavors & Fragrances Inc.	1,599,000	231,999
	Linde PLC	1,152,000	231,322
	Other securities		812,038

			1,619,589

Utilities	Sempra Energy	2,375,700	326,516
2.02%	Other securities		360,574

			687,090

Real estate	Crown Castle International Corp. REIT	1,795,400	234,031
1.90%	Other securities		411,840

			645,871

Mutual funds	Other securities		54,750

0.16%	Total common stocks (cost: $23,041,561,000)		31,592,732

Convertible stocks 0.30%
Other	Other securities		99,581

0.30%	Total convertible stocks (cost: $89,661,000)		99,581

Convertible bonds 0.02%		Principal amount (000)
Energy	Other securities		7,112

0.02%	Total convertible bonds (cost: $11,820,000)		7,112

66 American Funds Insurance Series

Growth-Income Fund

Short-term securities 6.26%	Shares	Value (000)
Money market investments 6.26%
Capital Group Central Cash Fund	21,280,609	$2,127,848

Total short-term securities (cost: $2,127,852,000)		2,127,848

Total investment securities 99.58% (cost: $25,270,894,000)		33,827,273
Other assets less liabilities 0.42%		142,019

Net assets 100.00%		$33,969,292

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is shown in the summary investment portfolio. Further details on this holding and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Common stocks 0.82%
Industrials 0.82%
BWX Technologies, Inc.	5,290,948	83,000	—	5,373,948	$—	$73,906	$1,827	$279,983

 1Represents an affiliated company as defined under the Investment Company Act of 1940.

 2Security did not produce income during the last 12 months.

 3Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $48,420,000, which represented .14% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series 67

International Growth and Income Fund

Summary investment portfolio June 30, 2019	unaudited

Common stocks 92.46%		Shares	Value (000)
Financials	HDFC Bank Ltd.	1,228,800	$43,503
18.26%	Zurich Insurance Group AG	92,200	32,103
	AIA Group Ltd.	1,833,000	19,769
	Prudential PLC	738,000	16,083
	ING Groep NV	1,367,000	15,849
	Sony Financial Holdings Inc.	526,100	12,629
	Banco Santander, SA	2,611,538	12,117
	Sumitomo Mitsui Financial Group, Inc.	308,000	10,873
	Haci Ömer Sabanci Holding AS	6,520,900	9,673
	GT Capital Holdings, Inc.	501,049	9,193
	Other securities		80,065

			261,857

Health care	Novartis AG	502,545	45,920
12.76%	Takeda Pharmaceutical Co., Ltd.	1,043,753	37,010
	Fresenius SE & Co. KGaA	551,600	29,906
	Daiichi Sankyo Co., Ltd.	561,000	29,321
	China Biologic Products Holdings, Inc.[1]	182,000	17,345
	Other securities		23,554

			183,056

Industrials	Airbus SE, non-registered shares	253,960	36,005
11.63%	Shanghai International Airport Co., Ltd., Class A	2,590,033	31,593
	ASSA ABLOY AB, Class B	681,100	15,395
	Komatsu Ltd.	629,600	15,183
	Airports of Thailand PCL, foreign registered	5,250,000	12,583
	Adani Ports & Special Economic Zone Ltd.	2,008,779	11,937
	Aena SME, SA, non-registered shares	52,450	10,395
	Other securities		33,714

			166,805

Energy	Royal Dutch Shell PLC, Class A (GBP denominated)	2,147,691	70,164
8.60%	Royal Dutch Shell PLC, Class B	138,000	4,523
	TOTAL SA	404,534	22,666
	Canadian Natural Resources, Ltd. (CAD denominated)	272,500	7,348
	Canadian Natural Resources, Ltd.	92,000	2,481
	Other securities		16,229

			123,411

Real estate	Sun Hung Kai Properties Ltd.	2,249,500	38,155
7.67%	CK Asset Holdings Ltd.	3,939,348	30,837
	Daito Trust Construction Co., Ltd.	144,800	18,447
	China Resources Land Ltd.	3,064,000	13,493
	Other securities		9,011

			109,943

Consumer	Sony Corp.	430,000	22,526
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	48,000	20,430
6.98%	Luckin Coffee Inc., Class A (ADR)[1]	508,404	9,909
	Kering SA	16,600	9,817
	Just Eat PLC[1]	1,215,000	9,644
	Other securities		27,776

			100,102

68 American Funds Insurance Series

International Growth and Income Fund

Common stocks		Shares	Value (000)
Materials	Rio Tinto PLC	792,800	$49,138
6.83%	Yara International ASA	343,000	16,638
	Air Liquide SA, non-registered shares	72,000	10,074
	Other securities		22,156

			98,006

Utilities	Ørsted AS	317,300	27,437
5.91%	E.ON SE	1,952,000	21,199
	ENN Energy Holdings Ltd.	1,658,000	16,131
	Other securities		20,062

			84,829

Consumer staples	Pernod Ricard SA	128,650	23,706
5.71%	British American Tobacco PLC	627,958	21,923
	Coca-Cola Icecek AS, Class C	2,631,000	13,576
	Other securities		22,748

			81,953

Information	Taiwan Semiconductor Manufacturing Co., Ltd.	2,804,000	21,577
technology	Tokyo Electron Ltd.	96,500	13,533
4.33%	Samsung Electronics Co., Ltd.	259,000	10,543
	ASML Holding NV	47,800	9,987
	Other securities		6,420

			62,060

Communication	Yandex NV, Class A1	470,000	17,860
services	Other securities		36,329

3.78%			54,189

	Total common stocks (cost: $1,177,798,000)		1,326,211

Preferred securities 1.25%
Financials	Itaú Unibanco Holding SA, preferred nominative (ADR)	1,486,950	14,007

0.98%

Energy	Other securities		3,875

0.27%	Total preferred securities (cost: $13,377,000)		17,882

Bonds, notes & other debt instruments 1.15%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.62%
	Other securities		8,979

Corporate bonds & notes 0.53%
Other	Other securities		7,582

0.53%	Total corporate bonds & notes		7,582

	Total bonds, notes & other debt instruments (cost: $15,610,000)		16,561

American Funds Insurance Series 69

International Growth and Income Fund

Short-term securities 4.89%	Shares	Value (000)
Money market investments 4.53%
Capital Group Central Cash Fund	649,569	$64,951

	Principal amount (000)
Other short-term securities 0.36%
Other securities		5,254

Total short-term securities (cost: $69,825,000)		70,205

Total investment securities 99.75% (cost: $1,276,610,000)		1,430,859
Other assets less liabilities 0.25%		3,524

Net assets 100.00%		$1,434,383

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes a security (with a value of $1,907,000, which represented .13% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

Contract amount		Counterparty		Unrealized appreciation
Purchases (000)	Sales (000)		Settlement date	at 6/30/2019 (000)

USD1,559	GBP1,223	Morgan Stanley	7/12/2019	$5

1Security did not produce income during the last 12 months.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

USD/$ = U.S. dollars

See notes to financial statements.

70 American Funds Insurance Series

Capital Income Builder

Summary investment portfolio June 30, 2019	unaudited

Common stocks 67.41%		Shares	Value (000)
Information	Microsoft Corp.	109,620	$14,685
technology	Broadcom Inc.	50,800	14,623
9.58%	QUALCOMM Inc.	140,900	10,718
	Intel Corp.	221,100	10,584
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,277,800	9,832
	Other securities		19,983

			80,425

Consumer staples	Philip Morris International Inc.	145,220	11,404
9.08%	Diageo PLC	233,600	10,039
	British American Tobacco PLC	271,200	9,468
	Carlsberg A/S, Class B	69,692	9,239
	Coca-Cola Co.	177,700	9,048
	Nestlé SA	69,277	7,172
	Altria Group, Inc.	150,370	7,120
	Other securities		12,741

			76,231

Financials	CME Group Inc., Class A	59,566	11,562
8.63%	Zurich Insurance Group AG	26,872	9,357
	DBS Group Holdings Ltd.	335,700	6,441
	SunTrust Banks, Inc.	100,500	6,316
	Sampo Oyj, Class A	130,569	6,162
	Other securities		32,667

			72,505

Real estate	Crown Castle International Corp. REIT	130,300	16,984
8.21%	American Tower Corp. REIT	77,569	15,859
	Link Real Estate Investment Trust REIT	693,500	8,522
	Digital Realty Trust, Inc. REIT	49,000	5,772
	Other securities		21,844

			68,981

Energy	Royal Dutch Shell PLC, Class B	413,140	13,542
7.49%	Royal Dutch Shell PLC, Class B (ADR)	8,500	559
	Royal Dutch Shell PLC, Class A (GBP denominated)	101	3
	Enbridge Inc. (CAD denominated)	369,670	13,352
	Williams Companies, Inc.	236,700	6,637
	Occidental Petroleum Corp.	122,600	6,165
	Other securities		22,602

			62,860

Communication	Vodafone Group PLC	5,707,800	9,374
services	Koninklijke KPN NV	2,692,994	8,268
5.11%	Verizon Communications Inc.	119,950	6,853
	HKT Trust and HKT Ltd., units	3,699,240	5,872
	Other securities		12,525

			42,892

Health care	AstraZeneca PLC	123,900	10,130
4.93%	AstraZeneca PLC (ADR)	145,100	5,990
	GlaxoSmithKline PLC	421,500	8,439
	Pfizer Inc.	176,500	7,646
	Other securities		9,201

			41,406

American Funds Insurance Series 71

Capital Income Builder

Common stocks (continued)		Shares		Value (000)
Utilities	Enel SpA	1,753,109		$12,240
4.26%	Edison International	135,100		9,107
	Other securities			14,428

				35,775

Consumer	Las Vegas Sands Corp.	173,400		10,246
discretionary	Sands China Ltd.	1,460,800		6,985
4.21%	Other securities			18,135

				35,366

Industrials	Airbus SE, non-registered shares	90,999		12,901
3.85%	Boeing Co.	21,300		7,754
	Other securities			11,658

				32,313

Materials	Other securities			17,288

2.06%	Total common stocks (cost: $534,432,000)			566,042

Rights & warrants 0.00%
Energy	Other securities			—	[1]

0.00%	Total rights & warrants (cost: $0)			—	[1]

Convertible stocks 1.11%
Utilities	Other securities			5,541

0.66%

Real estate	Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	3,150		3,786

0.45%	Total convertible stocks (cost: $8,227,000)			9,327

Bonds, notes & other debt instruments 22.66%		Principal amount (000)

U.S. Treasury bonds & notes 13.13%
U.S. Treasury	U.S. Treasury 2.25% 2021	$12,000		12,100
12.45%	U.S. Treasury 1.875% 2022	10,500		10,551
	U.S. Treasury 2.00% 2022[2]	15,000		15,130
	U.S. Treasury 2.125% 2022	8,800		8,919
	U.S. Treasury 2.00% 2025	13,200		13,327
	U.S. Treasury 2.00% 2026	7,500		7,558
	U.S. Treasury 0%–3.13% 2021–2049[2]	39,303		36,935

				104,520

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	5,657		5,728
inflation-protected	U.S. Treasury Inflation-Protected Security 0.50% 2028[3]	—	[1]	—	[1]

securities				5,728

0.68%	Total U.S. Treasury bonds & notes			110,248

72 American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)

Mortgage-backed obligations 5.27%
Federal agency	Fannie Mae Pool #CA2055 4.50% 2048[4]	$ 6,244	$6,565
mortgage-backed	Fannie Mae Pool #CA1709 4.50% 2048[4]	5,393	5,675
obligations	Fannie Mae Pool #CA1563 4.50% 2048[4]	5,290	5,567
4.99%	Fannie Mae 3.50%–4.00% 2046–2049[4]	2,067	2,156
	Government National Mortgage Assn. 4.18%–6.64% 2048–2064[4,5]	14,177	14,838
	Other securities		7,130

			41,931

Collateralized mortgage-backed obligations (privately originated) 0.28%	Other securities		2,358

	Total mortgage-backed obligations		44,289

Corporate bonds & notes 3.21%
Utilities	Southern California Edison Co. 4.00%–4.65% 2043–2048	419	425
0.57%	Other securities		4,366

			4,791

Health care	AstraZeneca PLC 3.375% 2025	200	209
0.47%	Other securities		3,711

			3,920

Consumer staples	British American Tobacco PLC 3.56%–4.54% 2027–2047	920	906
0.41%	Philip Morris International Inc. 3.375% 2029	280	289
	Other securities		2,266

			3,461

Communication	Vodafone Group PLC 5.25% 2048	250	277
services	Other securities		2,070

0.28%			2,347

Information	Broadcom Inc. 4.75% 2029[6]	530	544
technology	Broadcom Ltd. 3.50%–3.88% 2024–2028	428	419
0.22%	Other securities		904

			1,867

Energy	Enbridge Energy Partners, LP 7.375% 2045	85	125
0.18%	Other securities		1,402

			1,527

Other	Other securities		9,048

1.08%	Total corporate bonds & notes		26,961

Asset-backed obligations 1.00%
	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[4,6]	6,959	6,948
	Other securities		1,409

	Total asset-backed obligations		8,357

American Funds Insurance Series 73

Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.05%
Other securities		$412

Total bonds, notes & other debt instruments (cost: $185,342,000)		190,267

Short-term securities 8.17%	Shares
Money market investments 8.17%
Capital Group Central Cash Fund	685,730	68,566

Total short-term securities (cost: $68,566,000)		68,566

Total investment securities 99.35% (cost: $796,567,000)		834,202
Other assets less liabilities 0.65%		5,487

Net assets 100.00%		$839,689

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $190,000, which represented .02% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000	[7] )	Value at 6/30/2019 (000	[8] )	Unrealized appreciation (depreciation) at 6/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	417	October 2019	$83,400		$89,730		$646
5 Year U.S. Treasury Note Futures	Short	73	October 2019	(7,300)		(8,626)		(104)
10 Year Ultra U.S. Treasury Note Futures	Short	235	September 2019	(23,500)		(32,459)		(1,021)
20 Year U.S. Treasury Bond Futures	Long	49	September 2019	4,900		7,624		203
30 Year Ultra U.S. Treasury Bond Futures	Long	27	September 2019	2,700		4,794		210

								$(66)

74 American Funds Insurance Series

Capital Income Builder

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2019 (000)
2.337%	U.S. EFFR	7/31/2019	$123,000	$(4)	$–	$(4)
2.325%	U.S. EFFR	7/31/2019	163,000	(6)	–	(6)
2.305%	U.S. EFFR	7/31/2019	163,000	(9)	–	(9)
U.S. EFFR	2.039%	9/18/2019	309,000	(4)	–	(4)
2.4035%	U.S. EFFR	1/11/2021	30,760	364	–	364
2.3995%	U.S. EFFR	1/11/2021	21,249	250	–	250
2.3755%	U.S. EFFR	2/6/2021	29,000	354	–	354
2.37%	U.S. EFFR	3/8/2021	15,000	194	–	194
3-month USD-LIBOR	2.348%	4/1/2021	47,000	(421)	–	(421)
2.197%	U.S. EFFR	4/15/2021	31,000	338	–	338
2.21875%	U.S. EFFR	3/14/2024	9,000	293	–	293

					$–	$1,349

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

 1Amount less than one thousand.

 2All or a portion of this security was pledged as collateral. The total value of pledged collateral was $709,000, which represented .08% of the net assets of the fund.

 3Index-linked bond whose principal amount moves with a government price index.

 4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

 5Purchased on a TBA basis.

 6Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $16,746,000, which represented 1.99% of the net assets of the fund.

 7Notional amount is calculated based on the number of contracts and notional contract size.

 8Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EFFR = Effective Federal Funds Rate

GBP = British pounds

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series 75

Asset Allocation Fund

Summary investment portfolio June 30, 2019	unaudited

Common stocks 61.08%		Shares	Value (000)
Information	Microsoft Corp.	6,641,900	$889,749
technology	Broadcom Inc.	2,095,000	603,067
14.78%	ASML Holding NV (New York registered)	1,865,000	387,790
	ASML Holding NV	70,000	14,625
	VeriSign, Inc.[1]	1,700,000	355,572
	Intel Corp.	5,820,000	278,603
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,276,700	245,858
	Intuit Inc.	900,000	235,197
	MKS Instruments, Inc.[2]	2,800,000	218,092
	Visa Inc., Class A	1,032,000	179,103
	Other securities		357,479

			3,765,135

Financials	Chubb Ltd.	2,200,000	324,038
10.02%	Arch Capital Group Ltd.[1]	7,331,500	271,852
	First Republic Bank	2,580,000	251,937
	CME Group Inc., Class A	977,200	189,684
	JPMorgan Chase & Co.	1,600,000	178,880
	Capital One Financial Corp.	1,950,000	176,943
	Citigroup Inc.	2,500,000	175,075
	Bank of America Corp.	6,000,000	174,000
	Wells Fargo & Co.	3,500,000	165,620
	Other securities		643,239

			2,551,268

Health care	Johnson & Johnson	3,672,000	511,436
9.93%	UnitedHealth Group Inc.	2,016,300	491,997
	Humana Inc.	1,265,000	335,604
	Merck & Co., Inc.	2,420,300	202,942
	Bluebird Bio, Inc.[1]	1,558,700	198,267
	Cigna Corp.	1,250,000	196,938
	Other securities		592,293

			2,529,477

Industrials	Boeing Co.	1,211,000	440,816
5.77%	Northrop Grumman Corp.	1,349,400	436,005
	Lockheed Martin Corp.	847,200	307,991
	Other securities		285,567

			1,470,379

Consumer	Home Depot, Inc.	1,125,000	233,966
discretionary	Amazon.com, Inc.[1]	103,000	195,044
4.93%	Suzuki Motor Corp.	3,700,000	173,787
	General Motors Co.	4,100,000	157,973
	VF Corp.	1,500,000	131,025
	Other securities		363,809

			1,255,604

Energy	Noble Energy, Inc.	12,500,000	280,000
3.92%	Cenovus Energy Inc.	28,000,000	246,955
	Royal Dutch Shell PLC, Class B (ADR)	2,745,000	180,456
	Suncor Energy Inc.	4,000,000	124,776
	Other securities		165,644

			997,831

76 American Funds Insurance Series

Asset Allocation Fund

Common stocks		Shares	Value (000)
Consumer staples	Philip Morris International Inc.	5,430,000	$426,418
3.85%	Nestlé SA	3,006,689	311,264
	Nestlé SA (ADR)	900,000	93,060
	Other securities		148,922

			979,664

Communication	Charter Communications, Inc., Class A1	827,126	326,864
services	Facebook, Inc., Class A1	1,077,100	207,880
3.71%	Other securities		409,851

			944,595

Materials	Dow Inc.	4,616,666	227,648
2.67%	Other securities		453,796

			681,444

Real estate	Other securities		220,771

0.87%

Utilities	CMS Energy Corp.	2,284,700	132,307
0.63%	Other securities		28,901

			161,208

	Total common stocks (cost: $10,698,642,000)		15,557,376

Rights & warrants 0.00%
Other	Other securities		101

0.00%	Total rights & warrants (cost: $47,000)		101

Convertible stocks 0.27%
Other	Other securities		67,927

0.27%	Total convertible stocks (cost: $66,588,000)		67,927

Convertible bonds 0.00%		Principal amount (000)
Communication	Other securities		1,286

services	Total convertible bonds (cost: $1,390,000)		1,286

0.00%

Bonds, notes & other debt instruments 30.44%
U.S. Treasury bonds & notes 12.71%
U.S. Treasury	U.S. Treasury 1.25% 2020[3]	$ 278,117	276,813
10.47%	U.S. Treasury 1.625% 2020	125,000	124,600
	U.S. Treasury 2.25% 2021	138,000	139,145
	U.S. Treasury 2.50% 2021	200,000	202,080
	U.S. Treasury 1.75% 2024	130,000	129,970
	U.S. Treasury 2.50% 2024	225,000	232,409
	U.S. Treasury 1.13%–4.75% 2019–2049[3]	1,516,483	1,562,257

			2,667,274

American Funds Insurance Series 77

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	$223,594	$227,688
inflation-protected	U.S. Treasury Inflation-Protected Security 1.375% 2044[3,4]	140,628	160,014
securities	U.S. Treasury Inflation-Protected Securities 0.38%–1.00% 2024–2049[3,4]
2.24%		189,143	183,285

			570,987

	Total U.S. Treasury bonds & notes		3,238,261

Corporate bonds & notes 10.79%
Health care	UnitedHealth Group Inc. 3.38%–4.45% 2024–2048	12,215	13,369
1.85%	Other securities		458,990

			472,359

Financials	ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	7,405	7,683
1.70%	Other securities		424,406

			432,089

Energy	Cenovus Energy Inc. 3.80%–5.40% 2023–2047	17,385	18,156
1.18%	Noble Energy, Inc. 4.95% 2047	375	398
	Other securities		282,453

			301,007

Communication	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50%–6.48% 2023–2049[5]	33,760	36,326
services	Other securities		255,457

1.15%			291,783

Industrials	Boeing Co. 2.70%–3.90% 2022–2049	16,533	17,042
0.80%	Lockheed Martin Corp. 2.50%–3.55% 2020–2026	10,050	10,312
	Northrop Grumman Corp. 2.93%–3.25% 2025–2028	13,245	13,554
	Other securities		164,113

			205,021

Consumer staples	Nestlé Holdings, Inc. 3.35% 2023[5]	750	782
0.78%	Philip Morris International Inc. 1.88%–4.25% 2020–2044	15,481	15,777
	Other securities		182,969

			199,528

Information	Broadcom Inc. 3.13%–4.75% 2022–2029[5]	30,890	31,474
technology	Broadcom Ltd. 3.50%–3.88% 2024–2028	11,832	11,578
0.51%	Microsoft Corp. 3.30%–4.25% 2027–2047	11,250	12,565
	Other securities		73,386

			129,003

Other	Other securities		716,137

2.82%	Total corporate bonds & notes		2,746,927

78 American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Mortgage-backed obligations 6.06%
Federal agency	Fannie Mae 0%–7.50% 2021–2049[6,7]	$ 410,879	$426,582
mortgage-backed	Freddie Mac 3.00%–6.50% 2034–2048[6]	272,601	282,129
obligations	Government National Mortgage Assn. 3.50%–4.50% 2048–2049[6,8]	400,322	416,602
5.84%	Other securities		365,962

			1,491,275

Other	Other securities		51,824

0.22%	Total mortgage-backed obligations		1,543,099

Federal agency bonds & notes 0.05%
	Fannie Mae 1.875% 2026[3]	13,000	12,852

Other 0.83%
	Other securities		210,817

	Total bonds, notes & other debt instruments (cost: $7,576,505,000)		7,751,956

Short-term securities 10.32%		Shares
Money market investments 10.32%
	Capital Group Central Cash Fund	26,293,786	2,629,116

	Total short-term securities (cost: $2,629,127,000)		2,629,116

	Total investment securities 102.11% (cost: $20,972,299,000)		26,007,762
	Other assets less liabilities (2.11)%		(536,983)

	Net assets 100.00%		$25,470,779

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $33,335,000, which represented .13% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $45,351,000, which represented .18% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $4,014,000, an aggregate cost of $9,216,000, and which represented .02% of the net assets of the fund) were acquired from 9/26/2013 to 11/16/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000	[9] )	Value at 6/30/2019 (000) [10]	Unrealized appreciation (depreciation) at 6/30/2019 (000)
90 Day Euro Dollar Futures	Long	4,190	September 2019	$1,047,500		$1,026,498	$ 911
90 Day Euro Dollar Futures	Long	1,682	March 2020	420,500		413,309	1,574
90 Day Euro Dollar Futures	Short	4,190	September 2020	(1,047,500)		(1,031,211)	(889)
90 Day Euro Dollar Futures	Short	1,682	March 2021	(420,500)		(414,066)	(1,344)
2 Year U.S. Treasury Note Futures	Long	7,644	October 2019	1,528,800		1,644,833	9,786
5 Year U.S. Treasury Note Futures	Long	2,171	October 2019	217,100		256,517	2,658
10 Year U.S. Treasury Note Futures	Short	8	September 2019	(800)		(1,024)	(15)

American Funds Insurance Series 79

Asset Allocation Fund

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000	[9] )	Value at 6/30/2019 (000	[10] )	Unrealized appreciation (depreciation) at 6/30/2019 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	2,089	September 2019	$(208,900)		$(288,543)		$(5,727)
30 Year Ultra U.S. Treasury Bond Futures	Long	613	September 2019	61,300		108,846		3,458

								$10,412

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized depreciation at 6/30/2019 (000)
1.6365%	3-month USD-LIBOR	10/16/2019	$124,000	$(267)	$–	$(267)
3-month USD-LIBOR	2.18075%	3/29/2024	26,400	(524)	–	(524)
3-month USD-LIBOR	2.194%	3/29/2024	101,900	(2,083)	–	(2,083)
3-month USD-LIBOR	2.21875%	3/29/2024	107,250	(2,313)	–	(2,313)
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(4,195)	–	(4,194)

					$–	$(9,381)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 6/30/2019 (000)
Common stocks 1.61%
Information technology 0.86%
MKS Instruments, Inc.	–	2,800,000	–	2,800,000	$–	$(19,186)	$390	$218,092

Consumer discretionary 0.75%
Dillard’s, Inc., Class A (USA)	1,700,000	–	–	1,700,000	–	3,349	340	105,876
Kontoor Brands, Inc.[1]	–	3,084,392	–	3,084,392	–	1,070	–	86,425

								192,301

Energy 0.00%
Weatherford International PLC[1,11]	60,000,000	–	60,000,000	–	(446,158)	415,322	–	–

Total common stocks								410,393

Bonds, notes & other debt instruments 0.00%
Energy 0.00%
Weatherford International PLC 4.50% 2022[11]	$6,365,000	–	–	$6,365,000	–	(592)	241	–
Weatherford International PLC 8.25% 2023[11]	$5,800,000	–	–	$5,800,000	–	(469)	243	–
Weatherford International PLC 9.875% 2024[11]	$1,000,000	–	–	$1,000,000	–	(92)	48	–
Weatherford International PLC 9.875% 2025[11]	$2,550,000	–	–	$2,550,000	–	(224)	127	–
Weatherford International PLC 6.50% 2036[11]	$7,595,000	–	–	$7,595,000	–	(51)	260	–
Weatherford International PLC 6.75% 2040[11]	$7,825,000	–	–	$7,825,000	–	(53)	275	–

								–

Total 1.61%					$(446,158)	$399,074	$1,924	$410,393

80 American Funds Insurance Series

Asset Allocation Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

 1Security did not produce income during the last 12 months.

 2Represents an affiliated company as defined under the Investment Company Act of 1940.

 3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,869,000, which represented .05% of the net assets of the fund.

 4Index-linked bond whose principal amount moves with a government price index.

 5Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $936,956,000, which represented 3.68% of the net assets of the fund.

 6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

 7Coupon rate may change periodically.

 8Purchased on a TBA basis.

 9Notional amount is calculated based on the number of contracts and notional contract size.

10Value is calculated based on the notional amount and current market price.

11Unaffiliated issuer at 6/30/2019.

Key to abbreviations and symbol

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series 81

Global Balanced Fund

Summary investment portfolio June 30, 2019	unaudited

Common stocks 59.16%		Shares	Value (000)
Information	Broadcom Inc.	26,895	$7,742
technology	PagSeguro Digital Ltd., Class A1	161,228	6,283
11.42%	Taiwan Semiconductor Manufacturing Co., Ltd.	804,000	6,187
	ASML Holding NV	25,800	5,390
	Microsoft Corp.	32,620	4,370
	Temenos AG	18,000	3,220
	Visa Inc., Class A	14,600	2,534
	Infosys Ltd.	214,650	2,276
	Other securities		9,448

			47,450

Health care	Merck & Co., Inc.	116,325	9,754
10.20%	AstraZeneca PLC	102,050	8,344
	Humana Inc.	16,330	4,332
	Mettler-Toledo International Inc.[1]	3,500	2,940
	Coloplast A/S, Class B	21,200	2,396
	Other securities		14,633

			42,399

Financials	Berkshire Hathaway Inc., Class A1	21	6,685
8.52%	Sberbank of Russia PJSC (ADR)	331,000	5,091
	JPMorgan Chase & Co.	45,300	5,065
	AIA Group Ltd.	426,000	4,595
	B3 SA - Brasil, Bolsa, Balcao	376,000	3,668
	Hang Seng Bank Ltd.	114,000	2,838
	BlackRock, Inc.	5,730	2,689
	Other securities		4,794

			35,425

Consumer staples	Nestlé SA	64,100	6,636
7.64%	British American Tobacco PLC	156,300	5,457
	Altria Group, Inc.	87,000	4,120
	Philip Morris International Inc.	50,800	3,989
	Keurig Dr Pepper Inc.	106,000	3,063
	Other securities		8,495

			31,760

Industrials	Boeing Co.	11,250	4,095
6.59%	Edenred SA	66,528	3,394
	MTU Aero Engines AG	9,800	2,335
	Other securities		17,580

			27,404

Consumer	Home Depot, Inc.	22,275	4,632
discretionary	General Motors Co.	110,500	4,258
4.31%	Amazon.com, Inc.[1]	1,375	2,604
	LVMH Moët Hennessy-Louis Vuitton SE	5,765	2,454
	Alibaba Group Holding Ltd. (ADR)[1]	13,700	2,321
	Other securities		1,623

			17,892

Materials	Other securities		11,753

2.83%

82 American Funds Insurance Series

Global Balanced Fund

Common stocks		Shares	Value (000)
Energy	Other securities		$10,162

2.45%

Communication	Alphabet Inc., Class C1	3,579	3,868
services	Nintendo Co., Ltd.	7,500	2,747
2.22%	SK Telecom Co., Ltd.	11,590	2,600

			9,215

Real estate	Crown Castle International Corp. REIT	23,940	3,120
1.77%	Gaming and Leisure Properties, Inc. REIT	59,720	2,328
	Other securities		1,894

			7,342

Utilities	Ørsted AS	58,400	5,050

1.21%	Total common stocks (cost: $194,289,000)		245,852

Bonds, notes & other debt instruments 35.34%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 14.82%
	Japan, Series 395, 0.10% 2020	¥ 423,100	3,942
	Japan, Series 346, 0.10% 2027	304,250	2,901
	Japan 0.10%–1.70% 2020–2049[2]	1,228,461	12,085
	Other securities		42,643

			61,571

U.S. Treasury bonds & notes 12.90%
U.S. Treasury	U.S. Treasury 2.25% 2021	$ 5,000	5,041
11.14%	U.S. Treasury 2.875% 2021	2,250	2,309
	U.S. Treasury 1.625% 2022[3]	2,850	2,840
	U.S. Treasury 2.875% 2023	2,250	2,356
	U.S. Treasury 2.25% 2024	3,055	3,125
	U.S. Treasury 2.25% 2027	2,800	2,866
	U.S. Treasury 1.00%–3.13% 2019–2049[3]	27,028	27,782

			46,319

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.875% 2029[2]	3,845	4,054
inflation-protected securities	U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2022–2044[2,3]	3,164	3,260

1.76%			7,314

	Total U.S. Treasury bonds & notes		53,633

Corporate bonds & notes 5.15%
Financials	JPMorgan Chase & Co. 2.55%–3.25% 2021–2023	254	257
1.10%	JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[4]	135	149
	JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.926% 2021[5]	300	300
	Other securities		3,886

			4,592

American Funds Insurance Series 83

Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Health care	AstraZeneca PLC 2.38%–3.50% 2022–2023	$ 260	$268
0.79%	Humana Inc. 3.15% 2022	100	102
	Other securities		2,910

			3,280

Consumer staples	Altria Group, Inc. 2.63%–5.80% 2020–2039	225	241
0.50%	Altria Group, Inc. 1.00%–2.20% 2023–2027	€ 280	332
	British American Tobacco PLC 3.56%–4.39% 2027–2037	$ 185	181
	Philip Morris International Inc. 2.00%–2.90% 2020–2022	170	171
	Reynolds American Inc. 4.00%–4.45% 2022–2025	120	126
	Other securities		1,039

			2,090

Information	Broadcom Ltd. 3.875% 2027	190	186
technology	Microsoft Corp. 2.40%–3.30% 2026–2027	577	596
0.26%	Other securities		293

			1,075

Other	Other securities		10,356

2.50%	Total corporate bonds & notes		21,393

Mortgage-backed obligations 2.47%
Federal agency	Fannie Mae Pool #CA3129 4.00% 2049[6]	3,115	3,235
mortgage-backed	Fannie Mae 3.50%–4.00% 2049[6]	2,893	2,996
obligations	Other securities		2,143

2.01%			8,374

Other	Other securities		1,900

0.46%	Total mortgage-backed obligations		10,274

	Total bonds, notes & other debt instruments (cost: $143,081,000)		146,871

Short-term securities 5.38%		Shares
Money market investments 5.16%
	Capital Group Central Cash Fund	214,395	21,438

		Principal amount (000)
Other short-term securities 0.22%
	Other securities		896

	Total short-term securities (cost: $22,342,000)		22,334

	Total investment securities 99.88% (cost: $359,712,000)		415,057
	Other assets less liabilities 0.12%		511

	Net assets 100.00%		$415,568

84 American Funds Insurance Series

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes securities (with an aggregate value of $9,220,000, which represented 2.22% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[7]	Value at 6/30/2019 (000	[8] )	Unrealized appreciation at 6/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	54	October 2019	$5,400		$6,380		$89

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)			at 6/30/2019 (000)

GBP1,100	USD1,403	Morgan Stanley	7/8/2019	$(5)
USD705	GBP560	Morgan Stanley	7/8/2019	(6)
JPY25,675	USD238	HSBC Bank	7/10/2019	— [9]
THB8,500	USD276	HSBC Bank	7/12/2019	1
USD272	THB8,500	HSBC Bank	7/12/2019	(6)
USD823	ILS2,960	Goldman Sachs	7/12/2019	(7)
INR51,625	USD742	Citibank	7/15/2019	4
INR675	USD10	JPMorgan Chase	7/15/2019	— [9]
USD164	EUR145	JPMorgan Chase	7/15/2019	(2)
USD737	INR52,300	Standard Chartered Bank	7/15/2019	(19)
USD168	ILS600	HSBC Bank	7/16/2019	— [9]
EUR1,541	USD1,748	JPMorgan Chase	7/17/2019	6
GBP726	USD922	JPMorgan Chase	7/17/2019	1
USD486	INR33,900	Standard Chartered Bank	7/18/2019	(3)
USD185	INR12,900	Standard Chartered Bank	7/19/2019	(2)
USD333	CNH2,310	Bank of America, N.A.	7/19/2019	(3)
USD629	BRL2,450	Citibank	7/19/2019	(8)
EUR1,130	USD1,278	Morgan Stanley	7/22/2019	10
CAD1,650	USD1,251	Citibank	7/22/2019	9
USD119	INR8,300	Goldman Sachs	7/22/2019	(1)
EUR1,117	USD1,259	Goldman Sachs	7/23/2019	14
CLP1,033,000	USD1,512	JPMorgan Chase	7/24/2019	13
USD598	CNH4,100	Standard Chartered Bank	7/25/2019	2
USD565	JPY61,000	JPMorgan Chase	7/25/2019	(2)
USD337	EUR300	JPMorgan Chase	7/25/2019	(5)
USD509	THB15,900	HSBC Bank	7/25/2019	(10)
EUR744	USD843	Bank of America, N.A.	7/26/2019	5
SEK11,700	USD1,260	Citibank	7/26/2019	3
CAD1,490	USD1,134	HSBC Bank	7/29/2019	5
NOK4,300	USD491	HSBC Bank	8/22/2019	14
NOK2,100	USD243	Bank of America, N.A.	8/22/2019	4
USD1,482	CNH10,300	HSBC Bank	9/18/2019	(16)
USD652	BRL2,510	HSBC Bank	12/18/2019	9
USD156	BRL600	JPMorgan Chase	12/18/2019	2
BRL90	USD23	JPMorgan Chase	12/18/2019	— [9]
BRL50	USD13	HSBC Bank	12/18/2019	— [9]
BRL20	USD5	Citibank	12/18/2019	— [9]
BRL1,320	USD339	Standard Chartered Bank	12/18/2019	— [9]
BRL175	USD46	JPMorgan Chase	12/18/2019	(1)
BRL970	USD249	Bank of New York Mellon	12/18/2019	(1)

American Funds Insurance Series 85

Global Balanced Fund

Forward currency contracts (continued)

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2019
(000)	(000)	Counterparty	date	(000)

BRL250	USD65	HSBC Bank	12/20/2019	$ (1)

USD62	BRL250	HSBC Bank	12/20/2019	(2)
				$ 2

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 6/30/2019 (000)
(0.0385)%	EONIA	12/4/2021	€4,300	$51	$—	$51

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Security did not produce income during the last 12 months.

2Index-linked bond whose principal amount moves with a government price index.

3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $77,000, which represented .02% of the net assets of the fund.

4Step bond; coupon rate may change at a later date.

5Coupon rate may change periodically.

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7Notional amount is calculated based on the number of contracts and notional contract size.

8Value is calculated based on the notional amount and current market price.

9Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CLP = Chilean pesos

CNH = Chinese yuan renminbi

EONIA = Euro Overnight Index Average

EUR/€ = Euros

GBP = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate

NOK = Norwegian kroner

SEK = Swedish kronor

THB = Thai baht

USD/$ = U.S. dollars

See notes to financial statements.

86 American Funds Insurance Series

Bond Fund

Summary investment portfolio June 30, 2019	unaudited

Bonds, notes & other debt instruments 97.86%		Principal amount (000)	Value (000)
Corporate bonds & notes 33.38%
Financials	Intesa Sanpaolo SpA 5.017% 2024[1]	$ 71,265	$71,473
7.76%	Other securities		739,022

			810,495

Health care	Teva Pharmaceutical Finance Co. BV 2.80% 2023	80,064	69,656
6.03%	Teva Pharmaceutical Finance Co. BV 2.20%–6.75% 2021–2046	149,049	121,795
	Other securities		438,516

			629,967

Energy	Petróleos Mexicanos 7.47% 2026	MXN295,000	12,220
4.52%	Petróleos Mexicanos 4.63%–6.88% 2022–2048	$127,082	126,235
	Other securities		333,016

			471,471

Utilities	Other securities		369,910

3.54%

Consumer	General Motors Co. 4.35%–6.75% 2025–2049	31,152	31,824
discretionary	General Motors Financial Co. 3.15%–4.20% 2020–2024	88,686	90,228
3.47%	Other securities		240,241

			362,293

Consumer staples	Other securities		342,911

3.29%

Information	Broadcom Inc. 3.63%–4.75% 2024–2029[1]	78,813	80,209
technology	Broadcom Ltd. 3.00%–3.88% 2022–2027	41,289	41,278
1.44%	Other securities		28,922

			150,409

Communication	Other securities		140,150

services
1.34%

Industrials	Other securities		130,721

1.25%

Other	Other securities		76,647

0.74%	Total corporate bonds & notes		3,484,974

U.S. Treasury bonds & notes 28.77%
U.S. Treasury	U.S. Treasury 2.25% 2021	100,300	101,133
24.04%	U.S. Treasury 2.50% 2023	57,200	58,802
	U.S. Treasury 2.625% 2023	70,000	72,641
	U.S. Treasury 2.75% 2023	173,600	180,131
	U.S. Treasury 2.00% 2024	76,627	77,537
	U.S. Treasury 2.125% 2024	250,100	254,272
	U.S. Treasury 2.125% 2024[2]	72,100	73,331
	U.S. Treasury 2.125% 2024	72,100	73,328
	U.S. Treasury 2.25% 2024	65,000	66,420
	U.S. Treasury 2.75% 2025	132,000	138,692

American Funds Insurance Series 87

Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 2.875% 2025[2]	$ 96,200	$101,972
(continued)	U.S. Treasury 2.875% 2025	72,100	76,308
	U.S. Treasury 2.25% 2026[2]	198,389	203,287
	U.S. Treasury 2.375% 2026	67,586	69,796
	U.S. Treasury 2.25% 2027[2]	120,200	123,007
	U.S. Treasury 2.25% 2027[2]	72,100	73,858
	U.S. Treasury 2.875% 2028	48,100	51,670
	U.S. Treasury 2.875% 2049	85,454	91,583
	U.S. Treasury 3.00% 2049[2]	332,286	364,601
	U.S. Treasury 1.75%–8.75% 2020–2029[2]	243,134	257,004

			2,509,373

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	54,975	55,644
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 2027[2,3]	156,675	158,351
securities	U.S. Treasury Inflation-Protected Security 0.50% 2028[2,3]	152,451	131,785
4.73%	U.S. Treasury Inflation-Protected Security 0.75% 2028[2,3]	72,378	75,527
	U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	68,791	72,945

			494,252

	Total U.S. Treasury bonds & notes		3,003,625

Mortgage-backed obligations 26.15%
Federal agency	Fannie Mae Pool #MA3210 3.50% 2047[4]	89,746	92,447
mortgage-backed	Fannie Mae Pool #CA0858 3.50% 2047[4]	63,102	64,928
obligations	Fannie Mae Pool #MA3495 4.00% 2048[4]	98,127	101,419
26.02%	Fannie Mae Pool #CA3084 4.00% 2049[4]	55,282	57,416
	Fannie Mae 3.00%–9.18% 2023–2049[4,5]	255,391	264,897
	Freddie Mac 3.50% 2047[4]	106,865	110,183
	Freddie Mac 3.50% 2047[4]	59,630	61,445
	Freddie Mac 4.00% 2048[4]	58,441	60,493
	Freddie Mac Pool #G08799 3.00% 2048[4]	61,148	61,734
	Freddie Mac 3.00%–5.50% 2033–2049[4]	232,108	240,369
	Government National Mortgage Assn. 4.50% 2049[4]	81,214	84,946
	Government National Mortgage Assn. 5.00% 2049[4]	85,429	89,745
	Government National Mortgage Assn. Pool #MA5876 4.00% 2049[4]	118,347	122,793
	Government National Mortgage Assn. Pool #MA5932 4.50% 2049[4]	49,883	52,303
	Government National Mortgage Assn. 4.00%–5.00% 2048–2049[4,6]	168,519	176,477
	Uniform Mortgage-Backed Security 3.00% 2034[4]	325,469	331,802
	Uniform Mortgage-Backed Security 3.50% 2034[4]	575	594
	Uniform Mortgage-Backed Security 3.00% 2049[4]	132,220	133,298
	Uniform Mortgage-Backed Security 3.50% 2049[4]	121,550	124,237
	Uniform Mortgage-Backed Security 3.50% 2049[4,6]	69,197	70,709
	Uniform Mortgage-Backed Security 4.00% 2049[4]	167,704	173,302
	Uniform Mortgage-Backed Security 4.50% 2049[4]	140,648	146,980
	Uniform Mortgage-Backed Security 5.00% 2049[4]	49,800	52,637
	Other securities		41,331

			2,716,485

Other	Other securities		13,317

0.13%	Total mortgage-backed obligations		2,729,802

88 American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 5.58%
	Italy (Republic of) 0.95%–2.10% 2023–2028	€ 125,027	$143,579
	Japan, Series 20, 0.10% 2025[3]	¥11,441,250	109,583
	United Mexican States, Series M, 6.50% 2021	MXN3,132,700	160,275
	United Mexican States, Series M, 5.75% 2026	527,500	25,014
	United Mexican States 3.60% 2025	$ 11,500	11,793
	Other securities		131,669

			581,913

Municipals 1.96%
Illinois	G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	23,616	24,724
1.73%	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	90,885	95,786
	G.O. Bonds, Series 2013-B, 3.65% 2020	1,825	1,835
	G.O. Bonds, Series 2013-B, 4.11% 2022	750	765
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,172
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	255
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,530
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,460
	G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,452
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	5,838	6,021
	Other securities		40,428

			180,428

Other	Other securities		24,030

0.23%	Total municipals		204,458

Asset-backed obligations 1.90%
	Other securities		198,442

Federal agency bonds & notes 0.12%
	Fannie Mae 2.125% 2026	11,910	12,020

	Total bonds, notes & other debt instruments (cost: $9,922,830,000)		10,215,234

Common stocks 0.00%		Shares
Other	Other securities		228

0.00%	Total common stocks (cost: $605,000)		228

Rights & warrants 0.00%
Energy	Other securities		31

0.00%	Total rights & warrants (cost: $16,000)		31

Short-term securities 10.42%
Money market investments 9.91%
	Capital Group Central Cash Fund	10,350,250	1,034,921

American Funds Insurance Series 89

Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Other short-term securities 0.51%
Italian Treasury Bill 0.53% due 8/14/2019	€46,400	$52,775

Total short-term securities (cost: $1,088,623,000)		1,087,696

Total investment securities 108.28% (cost: $11,012,074,000)		11,303,189
Other assets less liabilities (8.28)%		(863,942)

Net assets 100.00%		$10,439,247

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $5,406,000, which represented .05% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $688,000, which represented .01% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [7]	Value at 6/30/2019 (000	[8] )	Unrealized appreciation (depreciation) at 6/30/2019 (000)
90 Day Euro Dollar Futures	Long	5,350	September 2019	$1,337,500	$ 1,310,683		$ 1,392
90 Day Euro Dollar Futures	Short	5,350	September 2020	(1,337,500)	(1,316,702)		(815)
2 Year U.S. Treasury Note Futures	Long	16,013	October 2019	3,202,600	3,445,672		24,185
5 Year Euro-Bobl Futures	Short	1,840	September 2019	€(184,000)	(281,284)		(1,006)
5 Year U.S. Treasury Note Futures	Long	12,439	October 2019	$1,243,900	1,469,746		12,843
10 Year Euro-Bund Futures	Short	1,572	September 2019	€(157,200)	(308,776)		(3,162)
10 Year U.S. Treasury Note Futures	Long	798	September 2019	$79,800	102,119		1,994
10 Year Ultra U.S. Treasury Note Futures	Short	2,081	September 2019	(208,100)	(287,438)		(7,156)
30 Year Euro-Buxl Futures	Long	270	September 2019	€27,000	62,294		2,143
30 Year Ultra U.S. Treasury Bond Futures	Long	973	September 2019	$97,300	172,768		7,572
							$37,990

Forward currency contracts

Contract amount		Counterparty		Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)		Settlement date	at 6/30/2019 (000)
USD14,098	EUR12,500	Bank of America, N.A.	7/10/2019	$ (131)
USD120,688	MXN2,400,000	Citibank	7/15/2019	(3,999)
USD61,551	MXN1,220,000	Goldman Sachs	7/16/2019	(1,821)
USD13,045	MXN252,000	HSBC Bank	7/17/2019	(43)
USD67,440	JPY7,300,000	Bank of America, N.A.	7/17/2019	(372)
USD137,941	EUR121,575	Bank of America, N.A.	7/17/2019	(526)
KRW120,000,000	USD101,502	Citibank	7/19/2019	2,492
USD13,358	JPY1,445,000	Citibank	7/19/2019	(67)
USD4,048	EUR3,580	Morgan Stanley	7/22/2019	(31)
USD31,777	JPY3,430,000	JPMorgan Chase	7/25/2019	(106)
USD13,450	EUR11,970	JPMorgan Chase	7/25/2019	(192)

90 American Funds Insurance Series

Bond Fund

Contract amount		Counterparty		Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)		Settlement date	at 6/30/2019 (000)
USD42,575	EUR37,600	Morgan Stanley	7/25/2019	$ (279)
USD54,526	EUR46,000	Bank of America, N.A.	8/14/2019	2,014
$(3,061)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)

U.S. EFFR	2.0275%	9/18/2019	$6,105,900	$ 10	$—	$ 10
3-month USD-LIBOR	2.18075%	3/29/2024	31,600	(627)	—	(627)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(652)	—	(652)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(723)	—	(723)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(7,133)	—	(7,133)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,821)	—	(1,821)
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(1,169)	—	(1,169)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(1,059)	—	(1,059)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,356	—	1,356
					$—	$(11,818)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,029,365,000, which represented 9.86% of the net assets of the fund.

2 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $40,793,000, which represented .39% of the net assets of the fund.

3 Index-linked bond whose principal amount moves with a government price index.

4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5 Coupon rate may change periodically.

6 Purchased on a TBA basis.

7 Notional amount is calculated based on the number of contracts and notional contract size.

8 Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series 91

Global Bond Fund

Investment portfolio June 30, 2019	unaudited

Bonds, notes & other debt instruments 92.18%		Principal amount (000)	Value (000)
Euros	Greece (Hellenic Republic of) 3.45% 2024	€ 8,400	$10,504
15.81%	Greece (Hellenic Republic of) 3.375% 2025	9,060	11,313
	Greece (Hellenic Republic of) 3.75% 2028	8,409	10,633
	Greece (Hellenic Republic of) 3.875% 2029	20,475	26,152
	Greece (Hellenic Republic of) 3.90%–4.20% 2033–2042	11,144	14,361
	Israel (State of) 1.50% 2029	1,600	1,961
	Italy (Republic of) 1.35% 2022	3,225	3,732
	Italy (Republic of) 0.10% 2023[1]	23,422	26,058
	Italy (Republic of) 1.85% 2024	18,500	21,630
	Italy (Republic of) 2.80% 2028	31,305	38,212
	Italy (Republic of) 3.10% 2040	11,800	14,097
	Romania 4.625% 2049	11,663	16,063
	Romania 2.88%–4.13% 2029–2039	13,258	16,789
	Spain (Kingdom of) 1.45% 2027	12,300	15,393
	Spain (Kingdom of) 1.45% 2029	9,390	11,767
	Other securities		102,696

			341,361

Japanese yen	Japan, Series 395, 0.10% 2020	¥3,702,000	34,491
12.81%	Japan, Series 19, 0.10% 2024[1]	2,431,026	23,227
	Japan, Series 18, 0.10% 2024[1]	1,962,616	18,687
	Japan, Series 346, 0.10% 2027	3,125,000	29,797
	Japan, Series 23, 0.10% 2028[1]	1,996,522	19,340
	Japan, Series 24, 0.10% 2029[1]	1,611,175	15,616
	Japan, Series 116, 2.20% 2030	1,735,000	20,128
	Japan, Series 145, 1.70% 2033	2,210,000	25,311
	Japan, Series 42, 1.70% 2044	911,900	11,254
	Japan, Series 62, 0.50% 2049	1,179,000	11,329
	Japan 0.10%–2.30% 2020–2048[1]	6,751,063	67,504

			276,684

Chinese yuan	China Development Bank Corp., Series 1814, 4.15% 2025	CNY70,000	10,452
renminbi	China Development Bank Corp., Series 1806, 4.73% 2025	102,000	15,699
3.12%	China Development Bank Corp., Series 1805, 4.04% 2028	33,000	4,881
	China Development Bank Corp., Series 1805, 4.88% 2028	70,200	11,023
	China Development Bank Corp., Series 1905, 3.48% 2029	177,300	25,300

			67,355

Mexican pesos	Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN99,000	4,116
3.10%	United Mexican States, Series M, 5.75% 2026	277,500	13,159
	United Mexican States, Series M, 7.50% 2027	696,000	36,227
	United Mexican States 6.50%–8.00% 2020–2022	263,600	13,524

			67,026

Danish kroner	Nykredit Realkredit AS, Series 01E, 1.50% 2037[2]	DKr90,220	14,267
2.12%	Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]	167,906	26,449
	Nykredit Realkredit AS 2.00%–2.50% 2037–2047[2]	31,675	5,070

			45,786

Indian rupees	India (Republic of) 6.79%–8.83% 2023–2030	INR2,408,770	35,797
1.84%	Other securities		3,893

			39,690

92 American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Norwegian kroner	Norway (Kingdom of) 3.75% 2021	NKr145,721	$17,884
1.64%	Norway (Kingdom of) 2.00% 2023	99,579	12,016
	Norway (Kingdom of) 3.00% 2024	43,200	5,464

			35,364

British pounds	United Kingdom 1.50%–4.25% 2023–2047	£ 17,380	26,004
1.28%	Other securities		1,639

			27,643

South African rand	South Africa (Republic of) 6.50%–8.75% 2041–2048	ZAR458,675	27,252

1.26%

Thai baht	Thailand (Kingdom of) 2.13%–3.30% 2026–2038	THB658,750	22,820

1.06%

Indonesian rupiah	Indonesia (Republic of), Series 78, 8.25% 2029	IDR143,588,000	10,799
0.99%	Indonesia (Republic of) 6.13%–8.38% 2028–2034	146,142,000	10,497

			21,296

Israeli shekels	Israel (State of) 2.00% 2027	ILS28,300	8,297
0.95%	Israel (State of) 5.50% 2042	29,300	12,331

			20,628

Polish zloty	Poland (Republic of), Series 1021, 5.75% 2021	PLN45,080	13,216
0.95%	Poland (Republic of), Series 0922, 5.75% 2022	24,500	7,378

			20,594

Colombian pesos	Colombia (Republic of), Series B, 6.25% 2025	COP35,436,000	11,464

0.53%

U.S. dollars	Fannie Mae Pool #MA3692 3.50% 2049[2]	$ 22,180	22,706
41.07%	Fannie Mae Pool #CA3084 4.00% 2049[2]	34,920	36,268
	Fannie Mae Pool #CA3129 4.00% 2049[2]	34,051	35,365
	Fannie Mae 2.18%–4.00% 2022–2049[2]	13,253	13,678
	Government National Mortgage Assn. Pool #MA5987 4.50% 2049[2]	16,360	17,108
	Indonesia (Republic of) 3.75%–4.75% 2022–2026	4,610	4,955
	Petróleos Mexicanos 4.88%–6.35% 2022–2048	1,177	1,049
	Poland (Republic of) 3.25%–4.00% 2024–2026	5,570	5,916
	PT Indonesia Asahan Aluminium Tbk 5.23%–5.71% 2021–2023[3]	1,405	1,499
	South Africa (Republic of) 5.50% 2020	1,900	1,933
	Statoil ASA 3.70%–4.25% 2024–2041	2,950	3,192
	U.S. Treasury 2.25% 2024	11,000	11,250
	U.S. Treasury 2.75% 2025	10,140	10,673
	U.S. Treasury 2.75% 2028[4]	16,900	17,965
	U.S. Treasury 2.875% 2028[4]	19,850	21,308
	U.S. Treasury 2.75% 2047[4]	13,000	13,557
	U.S. Treasury 3.00% 2049[4]	9,680	10,621
	U.S. Treasury 1.88%–3.00% 2020–2049[4]	61,475	63,903
	U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	23,959	24,398

American Funds Insurance Series 93

Global Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	U.S. Treasury Inflation-Protected Security 0.875% 2029[1]	$ 73,149	$77,117
(continued)	U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2044[1,4]	24,163	25,186
	Other securities		467,232

			886,879

Other	Other securities		78,758

3.65%	Total bonds, notes & other debt instruments (cost: $1,927,787,000)		1,990,600

Convertible bonds 0.00%
U.S. dollars	Other securities		102

0.00%	Total convertible bonds (cost: $110,000)		102

Convertible stocks 0.04%		Shares
U.S. dollars	Other securities		847

0.04%	Total convertible stocks (cost: $816,000)		847

Common stocks 0.03%
U.S. dollars	Other securities		671

0.03%	Total common stocks (cost: $1,862,000)		671

Rights & warrants 0.00%
U.S. dollars	Other securities		17

0.00%	Total rights & warrants (cost: $8,000)		17

Short-term securities 7.11%		Principal amount (000)
Other short-term securities 7.10%
	Greek Treasury Bill 0.41% due 12/6/2019	€ 7,260	8,243
	Japanese Treasury Bill (0.15)% due 8/19/2019	¥ 11,500,000	106,685
	Nigerian Treasury Bills 12.34%–14.31% due 8/1/2019–3/5/2020	NGN6,627,000	17,608
	United Kingdom Treasury Bills 0.72%–0.72% due 10/14/2019–10/21/2019	£ 8,700	11,025
	Other securities		9,762

			153,323

	Shares
Money market investments 0.01%
Other securities		94

Total short-term securities (cost: $151,675,000)		153,417

Total investment securities 99.36% (cost: $2,082,258,000)		2,145,654
Other assets less liabilities 0.64%		13,727

Net assets 100.00%		$2,159,381

94 American Funds Insurance Series

Global Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,939,000, which represented .09% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,632,000, which represented .21% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $151,000, an aggregate cost of $116,000, and which represented .01% of the net assets of the fund) were acquired from 8/31/2018 to 11/16/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[5] (000)	Value at 6/30/2019[6] (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
90 Day Euro Dollar Futures	Long	1,113	September 2019	$278,250	$272,671	$ 249
90 Day Euro Dollar Futures	Short	1,113	September 2020	(278,250)	(273,923)	(183)
2 Year U.S. Treasury Note Futures	Short	803	October 2019	(160,600)	(172,789)	(460)
5 Year U.S. Treasury Note Futures	Long	982	October 2019	98,200	116,029	1,502
10 Year Euro-Bund Futures	Short	154	September 2019	€(15,400)	(30,249)	(336)
10 Year U.S. Treasury Note Futures	Long	202	September 2019	$20,200	25,850	609
20 Year U.S. Treasury Bond Futures	Long	98	September 2019	9,800	15,248	45
30 Year Euro-Buxl Futures	Long	42	September 2019	€4,200	9,690	333
30 Year Ultra U.S. Treasury Bond Futures	Short	55	September 2019	$(5,500)	(9,766)	(445)
						$1,314

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2019 (000)
GBP18,800	USD23,982	Morgan Stanley	7/8/2019	$ (95)
USD10,991	GBP8,725	Morgan Stanley	7/8/2019	(95)
EUR3,165	USD3,570	Bank of America, N.A.	7/10/2019	33
JPY764,987	USD7,103	HSBC Bank	7/10/2019	— [7]
USD1,295	MXN25,590	Morgan Stanley	7/10/2019	(36)
AUD3,740	USD2,561	Goldman Sachs	7/12/2019	66
THB77,700	USD2,526	HSBC Bank	7/12/2019	8
USD2,618	AUD3,740	Citibank	7/12/2019	(9)
GBP2,800	USD3,569	JPMorgan Chase	7/12/2019	(11)
USD2,482	THB77,700	HSBC Bank	7/12/2019	(52)
USD10,891	ILS39,170	Goldman Sachs	7/12/2019	(95)
EUR23,978	USD27,064	JPMorgan Chase	7/15/2019	240
INR818,000	USD11,758	Citibank	7/15/2019	67
USD7,058	CNH48,920	HSBC Bank	7/15/2019	(62)
USD11,531	INR818,000	Standard Chartered Bank	7/15/2019	(294)
AUD7,600	USD5,259	Morgan Stanley	7/16/2019	80
USD5,327	AUD7,600	Bank of America, N.A.	7/16/2019	(12)
USD1,441	CNH10,000	JPMorgan Chase	7/16/2019	(15)
GBP10,629	USD13,500	JPMorgan Chase	7/17/2019	13
EUR7,100	USD8,093	JPMorgan Chase	7/17/2019	(7)
USD1,832	EUR1,615	Bank of America, N.A.	7/17/2019	(7)
USD1,758	EUR1,565	JPMorgan Chase	7/17/2019	(24)
USD7,301	INR508,800	Standard Chartered Bank	7/18/2019	(51)
USD2,894	INR202,000	Standard Chartered Bank	7/19/2019	(25)
USD3,571	CNH24,770	Bank of America, N.A.	7/19/2019	(34)

American Funds Insurance Series 95

Global Bond Fund

Forward currency contracts (continued)

				Unrealized
Contract amount				(depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2019 (000)
USD7,980	BRL31,080	Citibank	7/19/2019	$ (98)
EUR17,600	USD19,900	Morgan Stanley	7/22/2019	154
CAD25,310	USD19,196	Citibank	7/22/2019	143
USD842	EUR745	Morgan Stanley	7/22/2019	(7)
USD4,298	INR299,650	Goldman Sachs	7/22/2019	(30)
EUR19,079	USD21,512	Goldman Sachs	7/23/2019	229
CLP23,504,000	USD34,402	JPMorgan Chase	7/24/2019	298
USD351	EUR310	Standard Chartered Bank	7/24/2019	(2)
USD1,392	EUR1,235	Goldman Sachs	7/24/2019	(15)
USD9,027	ILS32,500	Standard Chartered Bank	7/24/2019	(94)
EUR6,815	USD7,658	JPMorgan Chase	7/25/2019	109
USD6,287	CNH43,100	Standard Chartered Bank	7/25/2019	14
THB32,900	USD1,070	HSBC Bank	7/25/2019	4
THB25,000	USD813	UBS AG	7/25/2019	3
THB186,700	USD6,091	Bank of America, N.A.	7/25/2019	1
USD5,142	INR360,000	JPMorgan Chase	7/25/2019	(55)
USD7,831	THB244,600	HSBC Bank	7/25/2019	(150)
EUR15,210	USD17,233	Bank of America, N.A.	7/26/2019	103
USD63,123	JPY6,779,504	UBS AG	7/26/2019	101
SEK178,500	USD19,216	Citibank	7/26/2019	48
USD2,985	MYR12,410	HSBC Bank	7/26/2019	(17)
CAD24,850	USD18,908	HSBC Bank	7/29/2019	83
GBP5,380	USD6,832	Bank of America, N.A.	8/5/2019	13
CHF1,000	USD1,023	Morgan Stanley	8/5/2019	5
JPY1,669,300	USD15,583	Morgan Stanley	8/5/2019	(54)
USD835	INR58,300	JPMorgan Chase	8/6/2019	(5)
USD27,475	CNH189,020	JPMorgan Chase	8/6/2019	(33)
NOK64,000	USD7,304	HSBC Bank	8/22/2019	211
AUD7,840	USD5,376	Goldman Sachs	8/22/2019	138
NOK31,900	USD3,687	Bank of America, N.A.	8/22/2019	59
USD5,438	AUD7,840	Bank of America, N.A.	8/22/2019	(76)
USD10,804	EUR9,610	Goldman Sachs	8/22/2019	(173)
JPY1,183,000	USD10,826	Standard Chartered Bank	8/28/2019	198
USD10,956	JPY1,183,000	Morgan Stanley	8/28/2019	(67)
USD983	CNH6,800	Bank of New York Mellon	9/18/2019	(6)
USD21,661	CNH150,500	HSBC Bank	9/18/2019	(232)
INR226,000	USD3,224	HSBC Bank	9/20/2019	16
USD7,136	INR500,000	JPMorgan Chase	9/20/2019	(30)
USD4,892	THB155,000	Citibank	9/20/2019	(173)
USD2,780	BRL11,000	Morgan Stanley	12/16/2019	(39)
BRL11,000	USD2,923	Citibank	12/16/2019	(104)
BRL290	USD74	JPMorgan Chase	12/18/2019	— [7]
BRL20,200	USD5,183	Standard Chartered Bank	12/18/2019	(7)
BRL14,680	USD3,771	Standard Chartered Bank	12/18/2019	(10)
USD10,781	BRL43,200	Citibank	12/18/2019	(289)
USD2,365	BRL9,500	HSBC Bank	12/20/2019	(69)
BRL9,500	USD2,535	HSBC Bank	12/20/2019	(101)
USD393	EUR340	JPMorgan Chase	3/26/2020	(2)
USD4,553	EUR3,940	Bank of America, N.A.	3/26/2020	(20)
				$(445)

96 American Funds Insurance Series

Global Bond Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 6/30/2019 (000)
0.175%	3-month SEK-STIBOR	3/23/2021	SKr360,800	$ 104	$—	$ 104
0.17%	3-month SEK-STIBOR	3/23/2021	360,700	102	—	102
0.1675%	3-month SEK-STIBOR	3/23/2021	360,700	101	—	101
0.1775%	3-month SEK-STIBOR	3/23/2021	154,400	45	—	45
(0.0385)%	EONIA	12/4/2021	€64,600	760	—	759
7.7225%	28-day MXN-TIIE	3/18/2024	MXN256,000	240	—	240
					$—	$1,351

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Index-linked bond whose principal amount moves with a government price index.

2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $180,764,000, which represented 8.37% of the net assets of the fund.

4All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,781,000, which represented .18% of the net assets of the fund.

5Notional amount is calculated based on the number of contracts and notional contract size.

6Value is calculated based on the notional amount and current market price.

7Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars

BRL = Brazilian reais

CAD = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

DKr = Danish kroner

EONIA = Euro Overnight Index Average

EUR/€ = Euros

GBP/£ = British pounds

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

MXN = Mexican pesos

MYR = Malaysian ringgits

NGN = Nigerian naira

NOK/NKr = Norwegian kroner

PLN = Polish zloty

SEK/SKr = Swedish kronor

STIBOR = Stockholm Interbank Offered Rate

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

USD/$ = U.S. dollars

ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series 97

High-Income Bond Fund

Summary investment portfolio June 30, 2019	unaudited

Bonds, notes & other debt instruments 92.78%		Principal amount (000)	Value (000)
Corporate bonds & notes 92.77%
Communication	Cablevision Systems Corp. 6.75% 2021	$5,025	$5,389
services	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	6,450	6,781
15.47%	CCO Holdings LLC and CCO Holdings Capital Corp. 4.00%–5.88% 2023–2029[1]	9,350	9,564
	CenturyLink, Inc. 6.75% 2023	7,100	7,677
	Frontier Communications Corp. 10.50% 2022	8,540	5,829
	Frontier Communications Corp. 11.00% 2025	16,270	10,169
	Frontier Communications Corp. 8.00%–9.25% 2020–2027[1]	7,830	7,302
	Gogo Inc. 9.875% 2024[1]	16,025	16,525
	Inmarsat PLC 4.875% 2022[1]	5,300	5,360
	Intelsat Jackson Holding Co. 8.50% 2024[1]	5,675	5,647
	MDC Partners Inc. 6.50% 2024[1]	8,330	7,697
	Meredith Corp. 6.875% 2026	6,315	6,733
	Sprint Corp. 11.50% 2021	7,130	8,271
	Sprint Corp. 6.88%–8.75% 2021–2032	6,295	6,777
	Other securities		88,347

			198,068

Health care	Bausch Health Companies Inc. 7.00% 2028[1]	1,510	1,569
14.23%	Endo International PLC 5.75%–6.00% 2022–2025[1,2]	11,239	9,134
	Kinetic Concepts, Inc. 12.50% 2021[1]	6,573	7,255
	Mallinckrodt PLC 4.875% 2020[1]	6,530	6,326
	Molina Healthcare, Inc. 5.375% 2022	10,585	11,048
	Molina Healthcare, Inc. 4.875% 2025[1]	2,919	2,974
	Par Pharmaceutical Companies Inc. 7.50% 2027[1]	5,325	5,245
	Rotech Healthcare Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.80% 2023 (100% PIK)[3,4,5,6,7]	7,776	7,561
	Tenet Healthcare Corp. 4.375% 2021	5,755	5,870
	Tenet Healthcare Corp. 4.50%–8.13% 2020–2025	15,972	16,457
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	8,192	7,757
	Teva Pharmaceutical Finance Co. BV 2.20%–6.75% 2021–2028	10,191	8,816
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	13,430	13,732
	Valeant Pharmaceuticals International, Inc. 5.88%–9.25% 2023–2027[1]	11,626	12,615
	Other securities		65,826

			182,185

Materials	Cleveland-Cliffs Inc. 4.875% 2024[1]	5,775	5,876
12.56%	Cleveland-Cliffs Inc. 5.75% 2025	5,956	5,941
	Cleveland-Cliffs Inc. 5.875% 2027[1]	8,285	8,078
	First Quantum Minerals Ltd. 7.25% 2023[1]	8,150	7,967
	First Quantum Minerals Ltd. 7.50% 2025[1]	11,100	10,614
	First Quantum Minerals Ltd. 6.50%–7.25% 2021–2026[1]	11,373	10,863
	Ryerson Inc. 11.00% 2022[1]	7,186	7,602
	Venator Materials Corp. 5.75% 2025[1]	6,235	5,744
	Other securities		98,049

			160,734

Energy	CONSOL Energy Inc. 5.875% 2022	7,546	7,357
11.59%	Transocean Guardian Ltd. 5.875% 2024[1]	1,044	1,066
	Transocean Inc. 6.13%–9.00% 2021–2026[1,2]	10,027	10,531
	Transocean Poseidon Ltd. 6.875% 2027[1]	655	694
	Transocean Sentry Ltd. 5.375% 2023[1]	1,200	1,204
	Other securities		127,530

			148,382

98 American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Consumer	Cirsa Gaming Corp. SA 7.875% 2023[1]	$ 5,235	$5,562
discretionary	PetSmart, Inc. 7.125% 2023[1]	9,565	9,015
10.58%	PetSmart, Inc. 5.875% 2025[1]	10,775	10,506
	PetSmart, Inc. 8.875% 2025[1]	8,870	8,582
	Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,380	5,293
	Scientific Games Corp. 8.25% 2026[1]	5,610	5,904
	Sotheby’s 4.875% 2025[1]	5,495	5,612
	Staples, Inc. 7.50% 2026[1]	8,975	8,945
	Other securities		76,067

			135,486

Industrials	Associated Materials, LLC 9.00% 2024[1]	5,773	5,499
9.76%	Builders FirstSource, Inc. 5.625% 2024[1]	7,160	7,406
	Dun & Bradstreet Corp. 10.25% 2027[1]	4,993	5,318
	Hertz Global Holdings Inc. 7.625% 2022[1]	6,269	6,520
	LSC Communications, Inc. 8.75% 2023[1]	9,430	9,006
	Other securities		91,198

			124,947

Information	Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.652% 2025[5,7]	7,325	7,281
technology	Camelot Finance SA 7.875% 2024[1]	7,580	7,987
6.75%	Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	6,030	6,565
	Infor (US), Inc. 6.50% 2022	6,100	6,230
	Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.829% 2024[5,7]	8,645	8,951
	Unisys Corp. 10.75% 2022[1]	6,600	7,318
	Other securities		42,039

			86,371

Financials	Compass Diversified Holdings 8.00% 2026[1]	5,710	5,963
4.23%	FS Energy and Power Fund 7.50% 2023[1]	5,365	5,459
	Other securities		42,699

			54,121

Utilities	Other securities		35,647

2.78%

Real estate	Brookfield Property REIT Inc. 5.75% 2026[1]	5,135	5,308
2.68%	Howard Hughes Corp. 5.375% 2025[1]	6,070	6,302
	Other securities		22,685

			34,295

Consumer staples	Other securities		27,442

2.14%	Total corporate bonds & notes		1,187,678

Municipals 0.01%
	Other securities		94

	Total bonds, notes & other debt instruments (cost: $1,194,906,000)		1,187,772

Convertible bonds 0.55%
Communication	Gogo Inc., convertible notes, 6.00% 2022[1]	2,140	1,980
services	Other securities		1,722

0.29%			3,702

American Funds Insurance Series 99

High-Income Bond Fund

Convertible bonds (continued)		Principal amount (000)	Value (000)
Energy	Other securities		$2,142

0.16%

Health care	Teva Pharmaceutical Finance Co. BV, Series C, convertible bonds, 0.25% 2026	$ 1,375	1,264

0.10%	Total convertible bonds (cost: $7,604,000)		7,108

Convertible stocks 0.45%		Shares
Other	Other securities		5,724

0.45%	Total convertible stocks (cost: $5,516,000)		5,724

Preferred securities 0.18%
Consumer	Other securities		2,292

discretionary	Total preferred securities (cost: $1,656,000)		2,292

0.18%

Common stocks 0.68%
Communication	Frontier Communications Corp.[8]	13,333	23
services	Other securities		594

0.05%			617

Other	Other securities		8,070

0.63%	Total common stocks (cost: $14,466,000)		8,687

Rights & warrants 0.01%
Energy	Other securities		112

0.01%	Total rights & warrants (cost: $71,000)		112

Short-term securities 5.44%
Money market investments 5.44%
	Capital Group Central Cash Fund	696,954	69,689

	Total short-term securities (cost: $69,691,000)		69,689

	Total investment securities 100.09% (cost: $1,293,910,000)		1,281,384
	Other assets less liabilities (0.09)%		(1,092)

	Net assets 100.00%		$1,280,292

100 American Funds Insurance Series

High-Income Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $3,932,000, an aggregate cost of $5,683,000, and which represented .31% of the net assets of the fund) were acquired from 12/13/2012 to 11/16/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Swap contracts

Credit default swaps

  Centrally cleared credit default swaps on credit indices – buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments (000)	Unrealized depreciation at 6/30/2019 (000)
CDX.NA.IG.32	1.00%/Quarterly	6/20/2024	$10,500	$ (227)	$ (218)	$ (9)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	46,800	(3,554)	(3,279)	(275)
					$(3,497)	$(284)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $737,359,000, which represented 57.59% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $26,897,000, which represented 2.10% of the net assets of the fund.

[4]	Value determined using significant unobservable inputs.
[5]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $81,956,000, which represented 6.40% of the net assets of the fund.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Coupon rate may change periodically.
[8]	Security did not produce income during the last 12 months.

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series 101

Mortgage Fund

Summary investment portfolio June 30, 2019	unaudited

Bonds, notes & other debt instruments 94.10%		Principal amount (000)	Value (000)
Mortgage-backed obligations 74.36%
Federal agency	Fannie Mae Pool #CA0133 4.00% 2047[1]	$ 6,696	$6,985
mortgage-backed	Fannie Mae Pool #BE6965 4.00% 2047[1]	4,113	4,291
obligations	Fannie Mae Pool #MA3384 4.00% 2048[1]	5,687	5,907
71.67%	Fannie Mae Pool #CA1907 4.50% 2048[1]	13,478	14,174
	Fannie Mae Pool #CA1709 4.50% 2048[1]	7,191	7,566
	Fannie Mae Pool #CA1563 4.50% 2048[1]	4,035	4,246
	Fannie Mae Pool #CA2055 4.50% 2048[1]	1,516	1,594
	Fannie Mae Pool #MA3692 3.50% 2049[1]	3,409	3,489
	Fannie Mae Pool #MA3630 5.00% 2049[1]	3,201	3,395
	Fannie Mae 4.00%–5.00% 2036–2048[1]	1,776	1,850
	Freddie Mac 4.00% 2036[1]	4,637	4,857
	Freddie Mac 3.00% 2046[1]	6,767	6,911
	Freddie Mac 4.00% 2048[1]	1,795	1,869
	Freddie Mac 4.00% 2048[1]	1,700	1,760
	Freddie Mac Pool #760014 3.347% 2045[1,2]	1,925	1,959
	Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	4,929
	Freddie Mac 2.60%–5.00% 2020–2047[1,2]	5,097	5,304
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[1]	1,586	1,610
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,514	1,518
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[1,2]	11,500	11,767
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	10,413	10,609
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	7,207	7,358
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	7,381	7,694
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,995	2,076
	Government National Mortgage Assn. 5.50% 2040[1]	1,654	1,764
	Government National Mortgage Assn. 3.50% 2043[1]	1,912	1,989
	Government National Mortgage Assn. 3.50% 2043[1]	1,554	1,616
	Government National Mortgage Assn. 4.25% 2044[1]	1,699	1,790
	Government National Mortgage Assn. 4.50% 2049[1]	25,316	26,479
	Government National Mortgage Assn. 4.50% 2049[1]	2,823	2,954
	Government National Mortgage Assn. 5.00% 2049[1]	8,039	8,445
	Government National Mortgage Assn. Pool #MA5876 4.00% 2049[1]	4,951	5,137
	Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	2,256	2,355
	Government National Mortgage Assn. Pool #MA5932 4.50% 2049[1]	2,170	2,275
	Government National Mortgage Assn. Pool #MA5711 4.50% 2049[1]	1,898	1,987
	Government National Mortgage Assn. Pool #MA5987 4.50% 2049[1]	1,814	1,897
	Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1,3]	17,694	18,430
	Uniform Mortgage-Backed Security 5.00% 2049[1]	1,868	1,974
	Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	3,972	3,998
	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	389	397
	Other securities		1,326

			208,531

Collateralized mortgage-backed	Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[1,2,4]	1,528	1,533
obligations (privately	Other securities		6,283

originated)			7,816

2.69%
	Total mortgage-backed obligations		216,347

102 American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 9.79%
U.S. Treasury	U.S. Treasury 2.00% 2022	$2,400	$2,421
5.07%	U.S. Treasury 1.75% 2023	3,500	3,503
	U.S. Treasury 2.875% 2023	4,350	4,555
	U.S. Treasury 2.50% 2024	2,500	2,586
	U.S. Treasury 1.50%–2.75% 2020–2023	1,668	1,687

			14,752

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2023[5]	6,172	6,249
inflation-protected	U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	7,276	7,324
securities	U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	128	166

4.72%			13,739

	Total U.S. Treasury bonds & notes		28,491

Federal agency bonds & notes 6.48%
	Fannie Mae 2.00% 2022	5,800	5,835
	Federal Home Loan Bank 1.375% 2021	3,000	2,979
	Federal Home Loan Bank 1.875% 2021	10,000	10,034

			18,848

Asset-backed obligations 3.46%
	Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	1,823	1,825
	SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.804% 2025[1,2]	2,433	2,364
	Other securities		5,886

			10,075

Corporate bonds & notes 0.01%
Financials	Other securities		27

0.01%	Total bonds, notes & other debt instruments (cost: $269,214,000)		273,788

Short-term securities 7.13%
Federal agency discount notes 6.03%
	Federal Home Loan Bank 2.27%-2.40% 2019	10,000	9,989
	Freddie Mac 2.40% due 10/10/2019	7,600	7,555

			17,544

Commercial paper 1.10%
	Sumitomo Mitsui Banking Corp. 2.30% due 7/19/2019[4]	3,200	3,196

	Total short-term securities (cost: $20,733,000)		20,740

	Total investment securities 101.23% (cost: $289,947,000)		294,528
	Other assets less liabilities (1.23)%		(3,567)

	Net assets 100.00%		$290,961

American Funds Insurance Series 103

Mortgage Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,163,000, which represented .40% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000	[7] )	Value at 6/30/2019 (000	[8] )	Unrealized appreciation (depreciation) at 6/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	592	October 2019	$118,400		$127,386		$ 710
5 Year U.S. Treasury Note Futures	Long	408	October 2019	40,800		48,208		670
10 Year U.S. Treasury Note Futures	Long	179	September 2019	17,900		22,906		557
10 Year Ultra U.S. Treasury Note Futures	Short	9	September 2019	(900)		(1,243)		(5)
20 Year U.S. Treasury Bond Futures	Long	56	September 2019	5,600		8,713		232
30 Year Ultra U.S. Treasury Bond Futures	Long	5	September 2019	500		888		40

								$2,204

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2019 (000)
2.337%	U.S. EFFR	7/31/2019	$145,000	$(4)	$–	$(4)
2.325%	U.S. EFFR	7/31/2019	149,000	(6)	–	(6)
2.305%	U.S. EFFR	7/31/2019	149,000	(8)	–	(8)
U.S. EFFR	2.039%	9/18/2019	281,000	(4)	–	(4)
3-month USD-LIBOR	2.806%	8/29/2020	300	(3)	–	(3)
2.729%	U.S. EFFR	10/22/2020	22,900	318	–	318
2.4035%	U.S. EFFR	1/11/2021	19,650	233	–	233
2.3755%	U.S. EFFR	2/6/2021	15,000	183	–	183
2.284%	U.S. EFFR	3/19/2021	5,000	59	–	59
3-month USD-LIBOR	2.348%	4/1/2021	46,000	(412)	–	(412)
2.197%	U.S. EFFR	4/15/2021	23,000	251	–	251
3-month USD-LIBOR	1.217%	9/22/2021	11,500	140	–	140
3-month USD-LIBOR	1.225%	9/22/2021	11,500	138	–	138
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	159	–	159
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	163	–	163
2.012%	3-month USD-LIBOR	10/4/2022	9,000	80	–	80
2.00%	3-month USD-LIBOR	10/5/2022	41,500	353	–	353
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	48	–	48
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	(679)	–	(679)
2.21875%	U.S. EFFR	3/14/2024	9,000	293	–	293
3-month USD-LIBOR	2.322%	5/2/2024	10,100	(267)	–	(267)
3-month USD-LIBOR	2.325%	5/2/2024	23,300	(619)	–	(619)
3-month USD-LIBOR	2.27%	12/5/2026	8,500	(248)	–	(248)
3-month USD-LIBOR	2.24%	12/5/2026	10,500	(284)	–	(284)
3-month USD-LIBOR	3.206%	7/31/2044	1,000	(201)	–	(201)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(415)	–	(415)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(618)	–	(618)
U.S. EFFR	2.145%	11/9/2047	2,200	(95)	–	(95)
U.S. EFFR	2.155%	11/10/2047	1,280	(58)	–	(58)
U.S. EFFR	2.153%	11/10/2047	2,200	(99)	–	(99)
U.S. EFFR	2.17%	11/13/2047	2,320	(113)	–	(113)

104 American Funds Insurance Series

Mortgage Fund

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2019 (000)
U.S. EFFR	2.5635%	2/12/2048	$4,528	$(617)	$–	$(617)
2.98%	3-month USD-LIBOR	3/15/2048	300	51	–	51
2.9625%	3-month USD-LIBOR	3/15/2048	300	50	–	50
U.S. EFFR	2.4615%	3/15/2048	300	(34)	–	(34)
U.S. EFFR	2.485%	3/15/2048	300	(36)	–	(36)
2.917%	3-month USD-LIBOR	3/16/2048	600	94	–	94
U.S. EFFR	2.425%	3/16/2048	600	(64)	–	(64)

					$–	$(2,271)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Purchased on a TBA basis.
[4]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $16,608,000, which represented 5.71% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,786,000, which represented 1.30% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series 105

Ultra-Short Bond Fund
Investment portfolio June 30, 2019	unaudited

Short-term securities 99.90%	Principal amount (000)	Value (000)
Commercial paper 65.47%
ABN-AMRO North America Finance Inc. 2.44% due 8/21/2019[1]	$ 6,600	$ 6,576
American Honda Finance Corp. 2.52% due 7/22/2019	8,300	8,287
Apple Inc. 2.24% due 7/8/2019[1]	10,000	9,994
Bank of Nova Scotia 2.28% due 9/23/2019[1]	5,000	4,970
BASF SE 2.18% due 7/30/2019[1]	10,000	9,979
BNZ International Funding Ltd. 2.25% due 10/11/2019[1]	10,086	10,017
Canadian Imperial Bank of Commerce 2.33% due 7/1/2019[1]	9,300	9,298
Chariot Funding, LLC 2.27% due 9/20/2019[1]	10,000	9,946
CRC Funding, LLC 2.48% due 8/14/2019[1]	10,000	9,969
Credit Agricole North America, Inc. 2.33% due 7/19/2019	10,000	9,986
DBS Bank Ltd. 2.34% due 9/10/2019[1]	4,800	4,777
Essilor International 2.48% due 8/6/2019[1]	10,000	9,975
ExxonMobil Corp. 2.33% due 7/11/2019	5,500	5,495
IBM Corp. 2.34% due 7/12/2019[1]	8,100	8,093
Kimberly-Clark Corp. 2.35% due 7/17/2019[1]	4,800	4,794
Liberty Street Funding Corp. 2.34% due 9/20/2019[1]	5,300	5,272
Oversea-Chinese Banking Corp. Ltd. 2.23% due 9/23/2019[1]	10,000	9,944
Simon Property Group, LP 2.43% due 7/8/2019[1]	10,400	10,393
Starbird Funding Corp. 2.42% due 7/2/2019[1]	9,900	9,897
Svenska Handelsbanken Inc. 2.47% due 8/8/2019[1]	8,000	7,978
Toronto-Dominion Bank 2.41% due 7/24/2019[1]	7,700	7,687
Unilever Capital Corp. 2.30% due 9/3/2019[1]	2,000	1,991
Victory Receivables Corp. 2.40% due 7/9/2019[1]	11,600	11,591

		186,909

Bonds & notes of governments & government agencies outside the U.S. 14.17%
British Columbia (Province of) 2.33% due 7/10/2019	11,500	11,491
CPPIB Capital Inc. 2.40% due 7/18/2019	9,000	8,988
Export Development Canada 2.26% due 7/3/2019	10,000	9,997
KfW 2.30% due 7/23/2019[1]	10,000	9,984

		40,460

Federal agency discount notes 11.41%
Federal Farm Credit Banks 2.37% due 7/19/2019	5,000	4,995
Federal Home Loan Bank 2.21%–2.41% due 7/12/2019–8/2/2019	27,600	27,559

		32,554

U.S. Treasury bonds & notes 8.85%
U.S. Treasury Bills 2.25%–2.37% due 7/11/2019–8/8/2019	25,300	25,269

Total short-term securities (cost: $285,230,000)		285,192

Total investment securities 99.90% (cost: $285,230,000)		285,192
Other assets less liabilities 0.10%		290

Net assets 100.00%		$285,482

1Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $173,125,000, which represented 60.64% of the net assets of the fund.

See notes to financial statements.

106 American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio June 30, 2019	unaudited

Bonds, notes & other debt instruments 94.72%		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 47.34%
U.S. Treasury	U.S. Treasury 2.25% 2020	$ 29,900	$29,954
41.47%	U.S. Treasury 1.125% 2021	31,950	31,525
	U.S. Treasury 1.75% 2021[1]	33,540	33,547
	U.S. Treasury 2.00% 2021	46,300	46,610
	U.S. Treasury 2.125% 2021	23,450	23,647
	U.S. Treasury 2.125% 2021	22,000	22,145
	U.S. Treasury 2.25% 2021	23,580	23,812
	U.S. Treasury 1.75% 2022	174,300	174,396
	U.S. Treasury 1.875% 2022	63,000	63,244
	U.S. Treasury 1.875% 2022	25,000	25,107
	U.S. Treasury 1.875% 2022	23,000	23,111
	U.S. Treasury 2.00% 2022	69,500	70,103
	U.S. Treasury 2.125% 2023[1]	64,095	65,127
	U.S. Treasury 2.625% 2023	17,255	17,802
	U.S. Treasury 2.875% 2023	71,000	74,339
	U.S. Treasury 2.875% 2023	22,500	23,580
	U.S. Treasury 2.00% 2024	65,800	66,582
	U.S. Treasury 2.125% 2024	55,975	56,928
	U.S. Treasury 2.125% 2024	26,000	26,437
	U.S. Treasury 2.25% 2024	51,084	52,247
	U.S. Treasury 2.50% 2024	44,000	45,523
	U.S. Treasury 2.75% 2025	38,000	39,927
	U.S. Treasury 1.25%–2.88% 2020–2049[1]	168,960	172,935

			1,208,628

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	36,516	36,972
inflation-protected	U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	23,883	23,939
securities	U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	22,264	22,411
5.87%	U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	47,366	53,895
	U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2047[2]	33,515	33,963

			171,180

	Total U.S. Treasury bonds & notes		1,379,808

Mortgage-backed obligations 26.83%
Federal agency	Fannie Mae Pool #BH2597 4.00% 2047[3]	29,849	31,139
mortgage-backed	Fannie Mae Pool #CA2055 4.50% 2048[3]	40,140	42,201
obligations	Fannie Mae Pool #CA1709 4.50% 2048[3]	39,550	41,613
26.83%	Fannie Mae 0%–9.04% 2022–2049[3,4]	104,638	108,863
	Freddie Mac 3.50% 2033[3]	22,563	23,342
	Freddie Mac Pool #ZT2086 3.50% 2049[3]	74,655	76,325
	Freddie Mac 0%–5.50% 2020–2047[3,4]	39,449	40,694
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[3]	39,923	40,675
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[3]	42,449	44,246
	Government National Mortgage Assn. 5.00% 2049[3]	36,583	38,431
	Government National Mortgage Assn. 5.00% 2049[3]	20,007	21,008
	Government National Mortgage Assn. Pool #MA5876 4.00% 2049[3]	32,102	33,308
	Government National Mortgage Assn. Pool #MA5932 4.50% 2049[3]	77,196	80,941
	Government National Mortgage Assn. Pool #MA5987 4.50% 2049[3]	27,010	28,245
	Government National Mortgage Assn. 3.00%–6.64% 2034–2065[3,4,5]	56,031	58,652
	Other securities		72,418

			782,101

American Funds Insurance Series 107

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 20.55%
Fannie Mae 2.75% 2021	$ 26,500	$26,993
Fannie Mae 2.875% 2023	36,000	37,561
Fannie Mae 1.25%–7.13% 2021–2030	6,900	8,678
Federal Home Loan Bank 3.25%–5.50% 2023–2036	30,315	32,734
Freddie Mac 2.375% 2021	100,000	100,850
Private Export Funding Corp. 3.266% 2021[6]	34,000	35,077
Private Export Funding Corp. 1.45%–3.55% 2019–2024	28,840	29,262
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	34,024
Tennessee Valley Authority 2.88%–5.88% 2027–2060	14,330	16,056
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	6,670	6,706
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	88,717
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,759
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	45,397
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	3,171	3,771
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,968
U.S. Agency for International Development, Ukraine 1.471% 2021	4,410	4,362
U.S. Department of Housing and Urban Development 1.98%–3.70% 2020–2034	73,632	76,329
Other securities		5,646

		598,890

Total bonds, notes & other debt instruments (cost: $2,708,625,000)		2,760,799

Short-term securities 7.23%
Commercial paper 7.23%
Bank of New York Co., Inc. 2.33% due 7/31/2019	28,300	28,238
Eli Lilly and Co. 2.38% due 7/11/2019[6]	70,000	69,941
Paccar Financial Corp. 2.42% due 7/2/2019	28,500	28,493
Sumitomo Mitsui Banking Corp. 2.30% due 7/19/2019[6]	69,800	69,704
Other securities		14,445

		210,821

Total short-term securities (cost: $210,863,000)		210,821

Total investment securities 101.95% (cost: $2,919,488,000)		2,971,620
Other assets less liabilities (1.95)%		(56,832)

Net assets 100.00%		$2,914,788

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000	[7] )	Value at 6/30/2019 (000	[8] )	Unrealized appreciation (depreciation) at 6/30/2019 (000)
90 Day Euro Dollar Futures	Long	565	March 2020	$141,250		$138,835		$ 578
2 Year U.S. Treasury Note Futures	Long	6,123	October 2019	1,224,600		1,317,545		6,803
5 Year U.S. Treasury Note Futures	Long	8,276	October 2019	827,600		977,861		13,710
10 Year U.S. Treasury Note Futures	Long	2,180	September 2019	218,000		278,972		3,127
10 Year Ultra U.S. Treasury Note Futures	Short	772	September 2019	(77,200)		(106,633)		(1,612)

108 American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Contracts	Type	Number of contracts	Expiration	Notional amount (000	[7] )	Value at 6/30/2019 (000	[8] )	Unrealized appreciation (depreciation) at 6/30/2019 (000)
20 Year U.S. Treasury Bond Futures	Long	108	September 2019	$10,800		$16,804		$448
30 Year Ultra U.S. Treasury Bond Futures	Long	577	September 2019	57,700		102,454		1,081

								$24,135

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2019 (000)
2.337%	U.S. EFFR	7/31/2019	$801,000	$(22)	$–	$(22)
2.325%	U.S. EFFR	7/31/2019	863,500	(33)	–	(33)
2.305%	U.S. EFFR	7/31/2019	863,500	(48)	–	(48)
U.S. EFFR	2.039%	9/18/2019	1,623,000	(23)	–	(23)
U.S. EFFR	2.064%	10/30/2019	1,632,100	(331)	–	(331)
1.997%	U.S. EFFR	2/13/2020	60,900	30	–	30
1.989%	U.S. EFFR	2/13/2020	61,000	27	–	27
3-month USD-LIBOR	2.761%	4/27/2020	100,000	(547)	–	(547)
3-month USD-LIBOR	2.8025%	8/15/2020	101,840	(929)	–	(929)
3-month USD-LIBOR	2.806%	8/29/2020	34,300	(323)	–	(323)
2.48%	U.S. EFFR	12/20/2020	82,529	1,019	–	1,019
2.4825%	U.S. EFFR	12/26/2020	500,513	6,307	–	6,307
2.3485%	U.S. EFFR	1/7/2021	61,005	664	–	664
2.3355%	U.S. EFFR	1/7/2021	57,995	620	–	620
2.3995%	U.S. EFFR	1/11/2021	25,200	297	–	297
2.4035%	U.S. EFFR	1/11/2021	18,800	222	–	222
2.3755%	U.S. EFFR	2/6/2021	129,000	1,574	–	1,574
2.284%	U.S. EFFR	3/19/2021	65,000	764	–	764
2.1125%	U.S. EFFR	3/28/2021	78,800	713	–	713
3-month USD-LIBOR	2.367%	3/28/2021	234,200	(2,170)	–	(2,170)
3-month USD-LIBOR	2.348%	4/1/2021	264,000	(2,365)	–	(2,365)
2.197%	U.S. EFFR	4/15/2021	174,000	1,900	–	1,900
2.19875%	U.S. EFFR	5/7/2021	62,000	713	–	713
1.605%	U.S. EFFR	6/20/2021	116,816	106	–	106
1.7775%	3-month USD-LIBOR	6/21/2021	235,900	(115)	–	(115)
3-month USD-LIBOR	1.217%	9/22/2021	60,000	729	–	729
3-month USD-LIBOR	1.225%	9/22/2021	60,000	719	–	719
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	60	–	60
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(646)	–	(646)
2.197%	U.S. EFFR	4/18/2022	47,400	905	–	905
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	(23)	–	(23)
2.5775%	U.S. EFFR	7/16/2022	181,639	2,105	–	2,105
3-month USD-LIBOR	1.948%	7/28/2022	20,000	(126)	–	(126)
2.80%	3-month USD-LIBOR	9/2/2022	280,000	6,485	–	6,485
2.75%	3-month USD-LIBOR	9/2/2022	280,000	6,216	–	6,216
2.009%	3-month USD-LIBOR	10/4/2022	50,000	441	–	441
3-month USD-LIBOR	2.6778%	2/12/2023	51,000	(1,682)	–	(1,682)
3-month USD-LIBOR	3.0965%	10/31/2023	46,055	(2,613)	–	(2,613)
3-month USD-LIBOR	3.09009%	10/31/2023	46,320	(2,616)	–	(2,616)
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	(220)	–	(220)
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	(423)	–	(423)
2.21875%	U.S. EFFR	3/14/2024	54,000	1,758	–	1,758
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	(4,652)	–	(4,652)

American Funds Insurance Series 109

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2019 (000)
3-month USD-LIBOR	2.21079%	3/27/2024	$48,318	$(1,026)	$–	$ (1,026)
3-month USD-LIBOR	2.33%	5/2/2024	48,460	(1,286)	–	(1,286)
3-month USD-LIBOR	2.588%	1/26/2025	15,600	(674)	–	(674)
3-month USD-LIBOR	2.27%	12/5/2026	44,900	(1,309)	–	(1,309)
3-month USD-LIBOR	2.24%	12/5/2026	55,100	(1,491)	–	(1,491)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	640	–	640
2.908%	3-month USD-LIBOR	2/1/2028	16,000	638	–	638
2.925%	3-month USD-LIBOR	2/1/2028	12,800	520	–	520
2.92%	3-month USD-LIBOR	2/2/2028	12,200	493	–	493
U.S. EFFR	2.5065%	3/22/2028	8,700	(606)	–	(606)
U.S. EFFR	2.535%	3/23/2028	6,700	(482)	–	(482)
U.S. EFFR	2.471%	3/27/2028	8,100	(541)	–	(541)
U.S. EFFR	2.4575%	3/29/2028	9,638	(633)	–	(633)
U.S. EFFR	2.424%	3/30/2028	8,160	(513)	–	(513)
U.S. EFFR	2.412%	4/5/2028	3,702	(229)	–	(229)
3-month USD-LIBOR	2.357%	3/27/2029	25,175	(934)	–	(934)
3-month USD-LIBOR	1.9675%	6/21/2029	50,700	(54)	–	(54)
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(5,397)	–	(5,397)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(5,586)	–	(5,586)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(336)	–	(336)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(404)	–	(404)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(405)	–	(405)
3-month USD-LIBOR	2.967%	2/2/2038	7,600	(316)	–	(316)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(2,274)	–	(2,274)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(3,219)	–	(3,219)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(3,319)	–	(3,319)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(1,225)	–	(1,225)
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	(119)	–	(119)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	(680)	–	(680)
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	(297)	–	(297)
U.S. EFFR	2.166%	10/23/2047	10,000	(478)	–	(478)
U.S. EFFR	2.145%	11/9/2047	15,400	(666)	–	(666)
U.S. EFFR	2.155%	11/10/2047	8,640	(392)	–	(392)
U.S. EFFR	2.153%	11/10/2047	15,300	(688)	–	(688)
U.S. EFFR	2.17%	11/13/2047	15,660	(763)	–	(763)
U.S. EFFR	2.5635%	2/12/2048	33,204	(4,528)	–	(4,528)
U.S. EFFR	2.4615%	3/15/2048	2,000	(228)	–	(228)
U.S. EFFR	2.485%	3/15/2048	2,000	(238)	–	(238)
U.S. EFFR	2.425%	3/16/2048	4,100	(434)	–	(434)
U.S. EFFR	2.505%	3/22/2048	4,300	(532)	–	(532)
U.S. EFFR	2.52%	8/24/2048	4,500	(578)	–	(578)
					$–	$(26,122)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1All or a portion of this security was pledged as collateral. The total value of pledged collateral was $44,549,000, which represented 1.53% of the net assets of the fund.

2Index-linked bond whose principal amount moves with a government price index.

3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4Coupon rate may change  periodically.

5Purchased on a TBA basis.

6Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $189,167,000, which represented 6.49% of the net assets of the fund.

7Notional amount is calculated based on the number of contracts and notional contract size.

8Value is calculated based on the notional amount and current market price.

110 American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series 111

Managed Risk Growth Fund

Investment portfolio June 30, 2019	unaudited

Growth funds 80.33%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,379,254	$319,116

Total growth funds (cost: $310,329,000)		319,116

Fixed income funds 15.07%
American Funds Insurance Series – Bond Fund, Class 1	5,385,043	59,882

Total fixed income funds (cost: $58,127,000)		59,882

Short-term securities 4.64%
Government Cash Management Fund	18,453,168	18,453

Total short-term securities (cost: $18,453,000)		18,453

Total investment securities 100.04% (cost: $386,909,000)		397,451
Other assets less liabilities (0.04)%		(166)

Net assets 100.00%		$397,285

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000	[1] )	Value at 6/30/2019 (000	[2] )	Unrealized appreciation at 6/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	176	September 2019	$17,600		$20,796		$171

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Growth funds 80.33%
American Funds Insurance Series –
Growth Fund, Class 1	3,963,500	649,589	233,835	4,379,254	$1,612	$10,668	$760	$319,116

Fixed income funds 15.07%
American Funds Insurance Series –
Bond Fund, Class 1	5,110,855	820,544	546,356	5,385,043	(128)	3,566	329	59,882
Total 95.40%					$1,484	$14,234	$1,089	$378,998

1Notional amount is calculated based on the number of contracts and notional contract size.

2Value is calculated based on the notional amount and current market price.

See notes to financial statements.

112 American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2019	unaudited

Growth funds 81.74%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,766,242	$133,633

Total growth funds (cost: $125,851,000)		133,633

Fixed income funds 15.02%
American Funds Insurance Series – Bond Fund, Class 1	2,208,551	24,559

Total fixed income funds (cost: $23,937,000)		24,559

Short-term securities 3.31%
Government Cash Management Fund	5,406,881	5,407

Total short-term securities (cost: $5,407,000)		5,407

Total investment securities 100.07% (cost: $155,195,000)		163,599
Other assets less liabilities (0.07)%		(110)

Net assets 100.00%		$163,489

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2019[2] (000)	Unrealized appreciation at 6/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	52	September 2019	$5,200	$6,144	$77

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Growth funds 81.74%
American Funds Insurance Series –
International Fund, Class 1	6,802,836	279,511	316,105	6,766,242	$(267)	$14,505	$231	$133,633

Fixed income funds 15.02%
American Funds Insurance Series –
Bond Fund, Class 1	2,162,908	188,213	142,570	2,208,551	(8)	1,453	136	24,559
Total 96.76%					$(275)	$15,958	$367	$158,192

1Notional amount is calculated based on the number of contracts and notional contract size.

2Value is calculated based on the notional amount and current market price.

See notes to financial statements.

American Funds Insurance Series 113

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio June 30, 2019	unaudited

Growth-and-income funds 80.48%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,572,855	$284,644

Total growth-and-income funds (cost: $302,622,000)		284,644

Fixed income funds 14.98%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,256,895	52,998

Total fixed income funds (cost: $51,724,000)		52,998

Short-term securities 4.60%
Government Cash Management Fund	16,260,701	16,261

Total short-term securities (cost: $16,261,000)		16,261

Total investment securities 100.06% (cost: $370,607,000)		353,903
Other assets less liabilities (0.06)%		(218)

Net assets 100.00%		$353,685

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2019[2] (000)	Unrealized appreciation at 6/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	156	September 2019	$15,600	$18,432	$124

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Growth-and-income funds 80.48%
American Funds Insurance Series –
Blue Chip Income and Growth Fund, Class 1	21,901,978	2,214,200	1,543,323	22,572,855	$725	$5,504	$1,232	$284,644

Fixed income funds 14.98%
American Funds Insurance Series –
U.S. Government/AAA-Rated Securities Fund, Class 1	4,484,388	331,058	558,551	4,256,895	(63)	2,289	216	52,998
Total 95.46%					$662	$7,793	$1,448	$337,642

1Notional amount is calculated based on the number of contracts and notional contract size.

2Value is calculated based on the notional amount and current market price.

See notes to financial statements.

114 American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2019	unaudited

Growth-and-income funds 80.09%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	36,295,689	$1,716,423

Total growth-and-income funds (cost: $1,674,045,000)		1,716,423

Fixed income funds 15.03%
American Funds Insurance Series – Bond Fund, Class 1	28,964,402	322,084

Total fixed income funds (cost: $302,916,000)		322,084

Short-term securities 4.60%
Government Cash Management Fund	98,442,508	98,443

Total short-term securities (cost: $98,443,000)		98,443

Options purchased 0.19%
Options purchased*		4,101

Total options purchased (cost: $14,339,000)		4,101

Total investment securities 99.91% (cost: $2,089,743,000)		2,141,051
Other assets less liabilities 0.09%		1,997

Net assets 100.00%		$2,143,048

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2019 (000)
S&P 500 Index	620	$1,824	$1,850.00	9/20/2019	$ 47
S&P 500 Index	1,155	3,398	1,875.00	9/20/2019	92
S&P 500 Index	1,200	3,530	1,900.00	9/20/2019	108
S&P 500 Index	330	971	1,925.00	9/20/2019	31
S&P 500 Index	1,225	3,604	1,975.00	9/20/2019	141
S&P 500 Index	365	1,074	2,000.00	9/20/2019	46
S&P 500 Index	930	2,736	2,025.00	9/20/2019	121
S&P 500 Index	425	1,250	2,200.00	9/20/2019	106
S&P 500 Index	3,195	9,399	2,150.00	12/20/2019	2,492
S&P 500 Index	670	1,971	2,175.00	12/20/2019	569
S&P 500 Index	35	103	2,200.00	12/20/2019	34
S&P 500 Index	150	441	2,225.00	12/20/2019	153
S&P 500 Index	135	397	2,275.00	12/20/2019	161
					$4,101

American Funds Insurance Series 115

Managed Risk Growth-Income Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2019[2] (000)	Unrealized appreciation at 6/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	1,008	September 2019	$100,800	$119,101	$1,476
S&P 500 E-mini Index Contracts	Long	366	September 2019	18	53,879	836
						$2,312

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Growth-and-income funds 80.09%
American Funds Insurance Series –
Growth-Income Fund, Class 1	33,123,343	4,277,296	1,104,950	36,295,689	$5,425	$61,682	$5,628	$1,716,423

Fixed income funds 15.03%
American Funds Insurance Series –
Bond Fund, Class 1	26,945,898	2,920,407	901,903	28,964,402	(16)	18,586	1,795	322,084
Total 95.12%					$5,409	$80,268	$7,423	$2,038,507

1Notional amount is calculated based on the number of contracts and notional contract size.

2Value is calculated based on the notional amount and current market price.

See notes to financial statements.

116 American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2019	unaudited

Asset allocation funds 96.70%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	116,101,695	$2,618,094

Total asset allocation funds (cost: $2,531,679,000)		2,618,094

Short-term securities 3.36%
Government Cash Management Fund	90,932,387	90,932

Total short-term securities (cost: $90,932,000)		90,932

Total investment securities 100.06% (cost: $2,622,611,000)		2,709,026
Other assets less liabilities (0.06)%		(1,691)

Net assets 100.00%		$2,707,335

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2019[2] (000)	Unrealized appreciation at 6/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	873	September 2019	$87,300	$103,150	$1,321

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2019 (000)
Asset allocation funds 96.70%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	115,468,223	7,167,637	6,534,165	116,101,695	$6,021	$140,238	$11,862	$2,618,094

1Notional amount is calculated based on the number of contracts and notional contract size.

2Value is calculated based on the notional amount and current market price.

See notes to financial statements.

American Funds Insurance Series 117

Financial statements

Statements of assets and liabilities at June 30, 2019

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,292,071	$4,467,434	$26,404,106	$9,849,054	$3,449,625
Affiliated issuers	–	21,463	–	–	–
Cash	105	2,149	3,505	1,326	5,311
Cash collateral received for securities on loan	–	13,264	–	–	–
Cash pledged for forward currency contracts	–	–	–	334	–
Cash denominated in currencies other than U.S. dollars	977	1,051	49	5,037	1,185
Unrealized appreciation on open forward currency contracts	–	–	–	124	–
Receivables for:
Sales of investments	33,579	83,557	115,497	15,264	5,128
Sales of fund’s shares	900	288	8,846	4,456	927
Dividends and interest	19,016	4,910	32,460	24,949	11,627
Variation margin on futures contracts	–	–	–	–	–
Variation margin on swap contracts	–	–	–	–	–
Securities lending income	–	530	–	–	–
Other	361	178	24	–	1,910

	6,347,009	4,594,824	26,564,487	9,900,544	3,475,713

Liabilities:
Collateral for securities on loan	–	132,644	–	–	–
Unrealized depreciation on open forward currency contracts	–	–	–	340	–
Payables for:
Purchases of investments	2,597	17,942	52,929	36,561	1,526
Repurchases of fund’s shares	12,360	4,650	18,287	6,738	2,868
Investment advisory services	2,625	2,485	6,872	3,874	1,937
Insurance administrative fees	195	108	791	212	340
Services provided by related parties	863	536	3,529	988	326
Trustees’ deferred compensation	73	49	491	206	33
Variation margin on futures contracts	–	–	–	–	–
Variation margin on swap contracts	–	–	–	–	–
Non-U.S. taxes	4,073	2,897	2,475	17,683	7,920
Other	94	92	82	273	111

	22,880	161,403	85,456	66,875	15,061

Net assets at June 30, 2019	$6,324,129	$4,433,421	$26,479,031	$9,833,669	$3,460,652

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,910,174	$3,380,706	$16,135,118	$8,093,962	$2,717,511
Total distributable earnings (accumulated loss)	2,413,955	1,052,715	10,343,913	1,739,707	743,141

Net assets at June 30, 2019	$6,324,129	$4,433,421	$26,479,031	$9,833,669	$3,460,652

Investment securities, at cost:
Unaffiliated issuers	$3,971,692	$3,578,886	$16,493,656	$7,964,175	$2,745,515
Affiliated issuers	–	45,822	–	–	–
Cash denominated in currencies other than U.S. dollars, at cost	977	1,049	49	5,037	1,185

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

118 American Funds Insurance Series

unaudited

(dollars in thousands)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global			Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond		Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund		Fund

$8,904,358	$2,034,357	$33,547,290	$1,430,859	$834,202	$25,597,369	$415,057	$11,303,189		$2,145,654
–	–	279,983	–	–	410,393	–	–		–
2,383	764	6,952	52	1,123	13,360	140	4,950		628
–	–	–	–	–	–	–	–		–
–	–	–	–	–	–	–	–		–
–	1,884	57	1,229	206	909	668	–	*	3,740
–	–	–	5	–	–	102	4,506		2,437

12,777	16,576	165,603	4,640	1,933	72,991	669	491,618		18,103
3,671	123	11,682	256	1,670	13,007	297	5,730		363
15,659	8,098	49,712	5,825	3,659	90,474	2,331	68,766		16,871
–	–	–	–	–	346	–	415		126
–	–	–	–	137	324	3	486		132
–	–	–	–	–	–	–	–		–
4	383	188	29	7	184	20	36		42

8,938,852	2,062,185	34,061,467	1,442,895	842,937	26,199,357	419,287	11,879,696		2,188,096

–	–	–	–	–	–	–	–		–
–	94	–	–	–	–	100	7,567		2,882

98,141	3,760	53,986	4,169	2,021	705,716	2,936	1,422,728		22,354
3,561	1,930	24,454	2,218	271	9,867	193	3,616		1,506
2,771	985	7,026	702	328	5,494	220	3,096		938
296	72	655	53	249	2,450	50	256		28
775	314	3,178	78	89	2,034	60	911		242
84	23	567	10	3	267	2	118		25
–	–	–	–	35	668	–	1,735		91
–	–	–	–	161	77	–	422		41
39	1,774	2,221	1,244	83	1,971	152	–		506
4	46	88	38	8	34	6	–		102

105,671	8,998	92,175	8,512	3,248	728,578	3,719	1,440,449		28,715

$8,833,181	$2,053,187	$33,969,292	$1,434,383	$839,689	$25,470,779	$415,568	$10,439,247		$2,159,381

$7,235,947	$1,523,277	$24,698,795	$1,271,807	$816,644	$20,247,437	$344,682	$10,062,950		$2,077,232
1,597,234	529,910	9,270,497	162,576	23,045	5,223,342	70,886	376,297		82,149

$8,833,181	$2,053,187	$33,969,292	$1,434,383	$839,689	$25,470,779	$415,568	$10,439,247		$2,159,381

$7,420,391	$1,537,132	$24,993,310	$1,276,610	$796,567	$20,539,556	$359,712	$11,012,076		$2,082,258
–	–	277,584	–	–	432,743	–	–		–
–	1,884	57	1,229	206	909	649	–	*	3,734

American Funds Insurance Series 119

Statements of assets and liabilities at June 30, 2019

					U.S.
	High-				Government/	Managed
	Income				AAA-Rated	Risk
	Bond		Mortgage	Ultra-Short	Securities	Growth
	Fund		Fund	Bond Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,281,384		$294,528	$285,192	$2,971,620	$18,453
Affiliated issuers	–		–	–	–	378,998
Cash	1,083		1,156	103	8,083	–
Cash pledged for futures contracts	–		–	–	–	116
Cash pledged for swap contracts	1,722		–	–	–	–
Cash denominated in currencies other than U.S. dollars	–	*	–	–	–	–
Receivables for:
Sales of investments	8,980		3,337	–	81,518	–
Sales of fund’s shares	440		39	421	724	640
Dividends and interest	18,932		876	–	13,239	35
Variation margin on futures contracts	–		6	–	80	–
Variation margin on swap contracts	–		319	–	2,963	–
Other	3		–	–	–	–

	1,312,544		300,261	285,716	3,078,227	398,242

Liabilities:
Payables for:
Purchases of investments	30,769		8,654	–	158,692	600
Repurchases of fund’s shares	645		249	75	1,113	8
Investment advisory services	496		101	75	813	32
Insurance administrative fees	37		13	13	65	238
Services provided by related parties	164		19	55	323	77
Trustees’ deferred compensation	47		3	16	58	2
Variation margin on futures contracts	–		31	–	413	–
Variation margin on swap contracts	93		230	–	1,961	–
Other	1		–	–	1	–

	32,252		9,300	234	163,439	957

Net assets at June 30, 2019	$1,280,292		$290,961	$285,482	$2,914,788	$397,285

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,439,238		$285,147	$282,809	$2,839,370	$369,993
Total distributable earnings (accumulated loss)	(158,946)		5,814	2,673	75,418	27,292

Net assets at June 30, 2019	$1,280,292		$290,961	$285,482	$2,914,788	$397,285

Investment securities, at cost:
Unaffiliated issuers	$1,293,910		$289,947	$285,230	$2,919,488	$18,453
Affiliated issuers	–		–	–	–	368,456
Cash denominated in currencies other than U.S. dollars, at cost	–	*	–	–	–	–

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

120 American Funds Insurance Series

unaudited (dollars in thousands)

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$ 5,407	$16,261	$102,544	$90,932
158,192	337,642	2,038,507	2,618,094
–	–	–	–
35	103	2,771	576
–	–	–	–
–	–	–	–

180	614	525	165
–	7	5,241	916
10	31	184	174
–	–	336	–
–	–	–	–
–	–	–	–

163,824	354,658	2,150,108	2,710,857

–	–	4,838	523
190	654	701	539
13	29	173	220
99	218	1,294	1,672
32	70	51	543
1	2	3	25
–	–	–	–
–	–	–	–
–	–	–	–	*

335	973	7,060	3,522

$163,489	$353,685	$2,143,048	$2,707,335

$161,106	$358,742	$1,952,652	$2,525,386
2,383	(5,057)	190,396	181,949

$163,489	$353,685	$2,143,048	$2,707,335

$ 5,407	$16,261	$112,782	$90,932
149,788	354,346	1,976,961	2,531,679
–	–	–	–

American Funds Insurance Series 121

Statements of assets and liabilities at June 30, 2019

			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$2,253,727	$1,950,955	$9,854,415	$5,250,839	$1,937,868
	Shares outstanding	76,428	79,549	135,225	265,872	80,670
	Net asset value per share	$29.49	$24.53	$72.87	$19.75	$24.02

Class 1A:	Net assets	$6,904	$451	$14,263	$5,729	$3,668
	Shares outstanding	235	18	197	291	153
	Net asset value per share	$29.39	$24.47	$72.58	$19.68	$23.93

Class 2:	Net assets	$3,741,575	$2,302,336	$15,090,117	$4,199,689	$949,549
	Shares outstanding	128,267	96,743	208,884	213,654	39,940
	Net asset value per share	$29.17	$23.80	$72.24	$19.66	$23.77

Class 3:	Net assets			$208,738	$25,666
	Shares outstanding	Not applicable	Not applicable	2,844	1,297	Not applicable
	Net asset value per share			$73.38	$19.79

Class 4:	Net assets	$321,923	$179,679	$1,311,498	$351,746	$569,567
	Shares outstanding	11,100	7,510	18,423	18,114	24,076
	Net asset value per share	$29.00	$23.93	$71.19	$19.42	$23.66

					U.S.
		High-			Government/	Managed
		Income			AAA-Rated	Risk
		Bond	Mortgage	Ultra-Short	Securities	Growth
		Fund	Fund	Bond Fund	Fund	Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$526,021	$210,103	$31,614	$1,456,773
	Shares outstanding	51,912	19,687	2,776	117,076	Not applicable
	Net asset value per share	$10.13	$10.68	$11.39	$12.45

Class 1A:	Net assets	$618	$591	$10	$2,253
	Shares outstanding	61	56	1	181	Not applicable
	Net asset value per share	$10.11	$10.65	$11.39	$12.42

Class 2:	Net assets	$684,987	$58,392	$228,986	$1,333,862
	Shares outstanding	68,799	5,486	20,648	108,365	Not applicable
	Net asset value per share	$9.96	$10.65	$11.09	$12.31

Class 3:	Net assets	$10,135		$3,271	$8,842
	Shares outstanding	996	Not applicable	292	709	Not applicable
	Net asset value per share	$10.17		$11.21	$12.47

Class 4:	Net assets	$58,531	$21,875	$21,601	$113,058
	Shares outstanding	5,423	2,076	1,928	9,185	Not applicable
	Net asset value per share	$10.79	$10.55	$11.20	$12.31

Class P1:	Net assets					$3,799
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	300
	Net asset value per share					$12.66

Class P2:	Net assets					$393,486
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	31,287
	Net asset value per share					$12.58

*Amount less than one thousand.

See notes to financial statements.

122 American Funds Insurance Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$5,316,112	$572,884	$19,494,000	$1,096,356	$420,981	$16,367,279	$128,680	$6,397,660	$1,065,399
421,738	38,895	412,232	63,142	41,463	725,706	9,778	575,311	88,161
$12.61	$14.73	$47.29	$17.36	$10.15	$22.55	$13.16	$11.12	$12.08

$7,002	$1,590	$9,123	$2,265	$4,699	$8,823	$2,229	$4,888	$426
558	108	194	131	463	392	170	441	35
$12.55	$14.69	$47.11	$17.33	$10.14	$22.49	$13.13	$11.08	$12.06

$3,011,473	$1,356,728	$13,224,947	$248,271	$4,595	$4,991,791	$201,188	$3,601,946	$1,047,169
242,233	92,360	283,340	14,354	453	223,861	15,330	328,296	87,377
$12.43	$14.69	$46.68	$17.30	$10.15	$22.30	$13.12	$10.97	$11.98

		$153,393			$31,478
Not applicable	Not applicable	3,239	Not applicable	Not applicable	1,395	Not applicable	Not applicable	Not applicable
		$47.35			$22.57

$498,594	$121,985	$1,087,829	$87,491	$409,414	$4,071,408	$83,471	$434,753	$46,387
40,319	8,437	23,578	5,091	40,405	183,581	6,423	39,719	3,908
$12.37	$14.46	$46.14	$17.19	$10.13	$22.18	$13.00	$10.95	$11.87

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

$567	$672	$1,883,081	$1,537
55	60	145,742	120
$10.39	$11.22	$12.92	$12.85

$162,922	$353,013	$259,967	$2,705,798
15,782	31,695	20,224	216,166
$10.32	$11.14	$12.85	$12.52

American Funds Insurance Series 123

Statements of operations for the six months ended June 30, 2019

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$59,127	$27,009	$173,200	$117,809	$28,596
Interest	1,479	2,009	10,181	9,148	9,771
Securities lending income	–	2,505	–	–	–

	60,606	31,523	183,381	126,957	38,367

Fees and expenses*:
Investment advisory services	15,660	14,498	41,304	23,510	11,522
Distribution services	4,881	3,004	20,182	5,561	1,785
Insurance administrative services	371	208	1,543	413	658
Transfer agent services	– †	– †	1	1	–	†
Administrative services	303	208	1,280	478	164
Reports to shareholders	98	80	423	158	66
Registration statement and prospectus	101	105	311	228	83
Trustees’ compensation	20	13	86	32	11
Auditing and legal	8	32	14	28	27
Custodian	319	336	258	756	387
Other	16	74	135	88	67

Total fees and expenses before waivers/reimbursements	21,777	18,558	65,537	31,253	14,770
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	–	–	–	–	–

Total waivers/reimbursements of fees and expenses	–	–	–	–	–

Total fees and expenses after waivers/reimbursements	21,777	18,558	65,537	31,253	14,770

Net investment income (loss)	38,829	12,965	117,844	95,704	23,597

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	59,018	143,915	342,715	(171,606)	24,403
Affiliated issuers*	–	–	–	–	–
Futures contracts	–	–	–	–	–
Forward currency contracts	–	–	–	(999)	303
Swap contracts	–	–	–	–	–
Currency transactions	(405)	(66)	(432)	(2,451)	234

	58,613	143,849	342,283	(175,056)	24,940

Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	1,056,160	592,974	3,428,550	1,399,575	518,304
Affiliated issuers	–	(8,519)	–	–	–
Futures contracts	–	–	–	–	–
Forward currency contracts	–	–	–	309	(303)
Swap contracts	–	–	–	–	–
Currency translations	(17)	63	103	(200)	1,911

	1,056,143	584,518	3,428,653	1,399,684	519,912

Net realized gain (loss) and unrealized appreciation (depreciation)	1,114,756	728,367	3,770,936	1,224,628	544,852

Net increase in net assets resulting from operations	$1,153,585	$741,332	$3,888,780	$1,320,332	$568,449

See end of statements of operations for footnotes.

See notes to financial statements.

124 American Funds Insurance Series

unaudited

(dollars in thousands)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$116,477	$30,394	$343,652	$29,733	$13,137	$191,059	$4,119	$7,023	$514
1,839	1,918	15,606	1,701	2,865	133,265	1,954	158,778	34,892
–	–	–	–	–	–	–	–	–

118,316	32,312	359,258	31,434	16,002	324,324	6,073	165,801	35,406

16,752	5,841	41,781	4,252	1,885	32,618	1,292	18,126	5,572
4,295	1,777	17,492	403	484	10,974	337	4,867	1,326
556	137	1,274	102	483	4,845	98	491	53
– †	– †	2	– †	– †	1	– †	– †	– †
430	98	1,627	70	38	1,222	20	497	105
160	28	650	14	7	510	3	119	27
110	53	290	31	38	205	15	168	52
30	7	107	4	2	84	1	33	7
4	6	28	12	5	17	8	7	4
127	168	301	167	36	124	27	120	201
39	19	119	5	5	50	3	53	18

22,503	8,134	63,671	5,060	2,983	50,650	1,804	24,481	7,365

–	–	–	–	24	–	–	–	–

–	–	–	–	24	–	–	–	–

22,503	8,134	63,671	5,060	2,959	50,650	1,804	24,481	7,365

95,813	24,178	295,587	26,374	13,043	273,674	4,269	141,320	28,041

(863)	9,494	406,368	(15,330)	(3,801)	266,091	10,945	90,872	(5,179)
–	–	–	–	–	(446,158)	–	–	–
–	–	–	–	(194)	12,523	509	31,573	12,050
–	493	–	24	–	–	(206)	(10,249)	2,707
–	–	–	–	230	(12,336)	(20)	(14,548)	(202)
(13)	(314)	(771)	(1,069)	70	(29)	(100)	(434)	(1,163)

(876)	9,673	405,597	(16,375)	(3,695)	(179,909)	11,128	97,214	8,213

791,331	311,348	4,014,527	184,237	60,001	2,258,760	32,131	404,554	106,875
–	–	73,906	–	–	399,074	–	–	–
–	–	–	–	(495)	5,251	(91)	18,382	(2,957)
–	(445)	–	5	–	–	(80)	6,210	(7,363)
–	–	–	–	1,349	(5,824)	46	(12,045)	1,300
16	369	201	(5)	7	110	24	140	58

791,347	311,272	4,088,634	184,237	60,862	2,657,371	32,030	417,241	97,913

790,471	320,945	4,494,231	167,862	57,167	2,477,462	43,158	514,455	106,126

$886,284	$345,123	$4,789,818	$194,236	$70,210	$2,751,136	$47,427	$655,775	$134,167

American Funds Insurance Series 125

Statements of operations for the six months ended June 30, 2019

						U.S.
	High-					Government/	Managed
	Income					AAA-Rated	Risk
	Bond	Mortgage		Ultra-Short		Securities	Growth
	Fund	Fund		Bond Fund		Fund	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$425	$–		$–		$–	$1,089
Interest	45,210	4,389		3,557		36,029	179

	45,635	4,389		3,557		36,029	1,268

Fees and expenses*:
Investment advisory services	3,005	614		458		4,845	279
Distribution services	932	98		317		1,757	461
Insurance administrative services	70	28		24		123	465
Transfer agent services	– †	–	†	–	†	– †	–	†
Administrative services	63	15		14		142	–
Accounting and administrative services	–	–		–		–	10
Reports to shareholders	14	2		4		32	4
Registration statement and prospectus	26	12		7		41	18
Trustees’ compensation	4	1		1		10	1
Auditing and legal	3	–	†	–	†	2	–	†
Custodian	8	10		–	†	18	6
Other	19	3		2		8	3

Total fees and expenses before waivers/reimbursements	4,144	783		827		6,978	1,247
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	–	–		–		–	93
Miscellaneous fee reimbursements	–	–		–		–	13

Total waivers/reimbursements of fees and expenses	–	–		–		–	106

Total fees and expenses after waivers/reimbursements	4,144	783		827		6,978	1,141

Net investment income (loss)	41,491	3,606		2,730		29,051	127

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(1,908)	1,164		–	†	19,133	–
Affiliated issuers*	–	–		–		–	1,484
Futures contracts	–	3,551		–		55,917	(3,203)
Swap contracts	(395)	1,067		–		6,764	–
Currency transactions	1	–		–		–	21
Capital gain distributions received from affiliated issuers	–	–		–		–	32,791

	(2,302)	5,782		–	†	81,814	31,093

Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	79,517	5,581		(30)		66,269	–
Affiliated issuers	–	–		–		–	14,234
Futures contracts	–	305		–		(3,315)	(5,720)
Swap contracts	(1,604)	(3,465)		–		(45,476)	–

	77,913	2,421		(30)		17,478	8,514

Net realized gain (loss) and unrealized appreciation (depreciation)	75,611	8,203		(30)		99,292	39,607

Net increase in net assets resulting from operations	$117,102	$11,809		$2,700		$128,343	$39,734

*Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated income is included in the notes to financial statements.

† Amount less than one thousand.

See notes to financial statements.

126 American Funds Insurance Series

unaudited (dollars in thousands)

	Managed		Managed	Managed
Managed	Risk Blue		Risk	Risk
Risk	Chip Income		Growth-	Asset
International	and Growth		Income	Allocation
Fund	Fund		Fund	Fund

$367	$1,448		$7,423	$11,862
60	165		1,013	1,008

427	1,613		8,436	12,870

118	261		1,519	1,977
196	433		310	3,293
197	434		2,532	3,295
– †	–	†	– †	– †
–	–		–	–
9	10		9	25
2	4		14	27
10	9		213	36
1	1		4	11
– †	–	†	1	2
6	6		6	6
3	2		3	10

542	1,160		4,611	8,682

39	87		506	659
12	13		–	–

51	100		506	659

491	1,060		4,105	8,023

(64)	553		4,331	4,847

–	–		(7,604)	–
(275)	662		5,409	6,021
(1,096)	(3,654)		(14,050)	(14,856)
–	–		–	–
(1)	20		91	103
3,310	22,170		167,499	131,016

1,938	19,198		151,345	122,284

–	–		(11,249)	–
15,958	7,793		80,268	140,238
(1,142)	(5,657)		(7,995)	(24,002)
–	–		–	–

14,816	2,136		61,024	116,236

16,754	21,334		212,369	238,520

$16,690	$21,887		$216,700	$243,367

American Funds Insurance Series 127

Statements of changes in net assets

			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2019*	2018	2019*	2018	2019*	2018
Operations:
Net investment income (loss)	$38,829	$50,276	$12,965	$10,787	$117,844	$162,005
Net realized gain (loss)	58,613	343,542	143,849	247,061	342,283	2,848,894
Net unrealized appreciation (depreciation)	1,056,143	(919,676)	584,518	(673,158)	3,428,653	(2,971,090)

Net increase (decrease) in net assets resulting from operations	1,153,585	(525,858)	741,332	(415,310)	3,888,780	39,809

Distributions paid to shareholders	(352,171)	(474,814)	(276,087)	(196,135)	(2,816,480)	(2,648,515)
Net capital share transactions	20,562	267,749	313,662	(49,079)	1,958,870	1,071,109

Total increase (decrease) in net assets	821,976	(732,923)	778,907	(660,524)	3,031,170	(1,537,597)
Net assets:
Beginning of period	5,502,153	6,235,076	3,654,514	4,315,038	23,447,861	24,985,458

End of period	$6,324,129	$5,502,153	$4,433,421	$3,654,514	$26,479,031	$23,447,861

	International Growth
	and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2019*	2018	2019*	2018	2019*	2018
Operations:
Net investment income (loss)	$26,374	$37,077	$13,043	$18,120	$273,674	$495,623
Net realized gain (loss)	(16,375)	19,646	(3,695)	(12,903)	(179,909)	1,250,899
Net unrealized appreciation (depreciation)	184,237	(222,569)	60,862	(53,867)	2,657,371	(2,879,563)

Net increase (decrease) in net assets resulting from operations	194,236	(165,846)	70,210	(48,650)	2,751,136	(1,133,041)

Distributions paid to shareholders	(21,131)	(35,982)	(11,560)	(20,515)	(1,388,695)	(1,587,775)
Net capital share transactions	(75,980)	77,119	105,759	149,988	1,182,887	(13,827)

Total increase (decrease) in net assets	97,125	(124,709)	164,409	80,823	2,545,328	(2,734,643)
Net assets:
Beginning of period	1,337,258	1,461,967	675,280	594,457	22,925,451	25,660,094

End of period	$1,434,383	$1,337,258	$839,689	$675,280	$25,470,779	$22,925,451

See end of statements of changes in net assets for footnote.

See notes to financial statements.

128 American Funds Insurance Series

(dollars in thousands)

				Blue Chip Income		Global Growth
International Fund		New World Fund		and Growth Fund		and Income Fund		Growth-Income Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2019*	2018	2019*	2018	2019*	2018	2019*	2018	2019*	2018

$95,704	$147,886	$23,597	$32,835	$95,813	$183,892	$24,178	$35,857	$295,587	$479,019
(175,056)	247,240	24,940	126,203	(876)	687,384	9,673	99,872	405,597	3,357,516
1,399,684	(1,741,754)	519,912	(647,033)	791,347	(1,602,222)	311,272	(325,530)	4,088,634	(4,232,991)

1,320,332	(1,346,628)	568,449	(487,995)	886,284	(730,946)	345,123	(189,801)	4,789,818	(396,456)

(259,623)	(646,470)	(134,170)	(126,412)	(725,337)	(883,615)	(107,451)	(186,991)	(3,457,660)	(2,606,909)

(237,150)	1,245,386	15,494	92,573	640,962	265,984	(359)	90,220	2,772,999	2,175,138

823,559	(747,712)	449,773	(521,834)	801,909	(1,348,577)	237,313	(286,572)	4,105,157	(828,227)

9,010,110	9,757,822	3,010,879	3,532,713	8,031,272	9,379,849	1,815,874	2,102,446	29,864,135	30,692,362

$9,833,669	$9,010,110	$3,460,652	$3,010,879	$8,833,181	$8,031,272	$2,053,187	$1,815,874	$33,969,292	$29,864,135

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2019*	2018	2019*	2018	2019*	2018	2019*	2018	2019*	2018

$4,269	$6,105	$141,320	$269,087	$28,041	$55,434	$41,491	$84,812	$3,606	$6,148
11,128	3,576	97,214	(168,412)	8,213	(11,729)	(2,302)	(24,544)	5,782	(7,618)
32,030	(33,957)	417,241	(164,842)	97,913	(70,008)	77,913	(86,196)	2,421	2,541

47,427	(24,276)	655,775	(64,167)	134,167	(26,303)	117,102	(25,928)	11,809	1,071

(883)	(9,700)	(57,012)	(267,421)	(15,883)	(56,130)	(15,473)	(79,933)	(1,267)	(6,505)
2,835	46,266	(14,203)	(511,419)	(46,920)	(297,128)	(25,236)	(144,120)	(10,756)	(43,561)

49,379	12,290	584,560	(843,007)	71,364	(379,561)	76,393	(249,981)	(214)	(48,995)

366,189	353,899	9,854,687	10,697,694	2,088,017	2,467,578	1,203,899	1,453,880	291,175	340,170

$415,568	$366,189	$10,439,247	$9,854,687	$2,159,381	$2,088,017	$1,280,292	$1,203,899	$290,961	$291,175

American Funds Insurance Series 129

Statements of changes in net assets

			U.S. Government/		Managed Risk
	Ultra-Short Bond Fund		AAA-Rated Securities Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2019*	2018	2019*	2018	2019*	2018
Operations:
Net investment income (loss)	$2,730	$4,036	$29,051	$56,785	$127	$1,509
Net realized gain (loss)	–	–	81,814	(86,715)	31,093	21,463
Net unrealized appreciation (depreciation)	(30)	33	17,478	49,517	8,514	(26,917)

Net increase (decrease) in net assets resulting from operations	2,700	4,069	128,343	19,587	39,734	(3,945)

Distributions paid to shareholders	(1,000)	(3,517)	(11,348)	(55,819)	(29,127)	(21,941)
Net capital share transactions	(22,622)	1,047	(71,510)	(197,780)	43,405	81,200

Total increase (decrease) in net assets	(20,922)	1,599	45,485	(234,012)	54,012	55,314
Net assets:
Beginning of period	306,404	304,805	2,869,303	3,103,315	343,273	287,959

End of period	$285,482	$306,404	$2,914,788	$2,869,303	$397,285	$343,273

*Unaudited.

See notes to financial statements.

130 American Funds Insurance Series

(dollars in thousands)

Managed Risk		Managed Risk Blue Chip		Managed Risk		Managed Risk
International Fund		Income and Growth Fund		Growth-Income Fund		Asset Allocation Fund
Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2019*	2018	2019*	2018	2019*	2018	2019*	2018

$(64)	$2,317	$553	$5,276	$4,331	$2,685	$4,847	$62,566
1,938	5,722	19,198	18,018	151,345	6,953	122,284	97,415
14,816	(25,332)	2,136	(49,299)	61,024	(21,166)	116,236	(366,555)

16,690	(17,293)	21,887	(26,005)	216,700	(11,528)	243,367	(206,574)

(7,796)	(3,428)	(23,415)	(23,525)	(22,902)	(12,352)	(177,744)	(242,968)
3,636	23,257	18,544	19,295	57,148	1,707,014	99,215	(1,462,371)

12,530	2,536	17,016	(30,235)	250,946	1,683,134	164,838	(1,911,913)

150,959	148,423	336,669	366,904	1,892,102	208,968	2,542,497	4,454,410

$163,489	$150,959	$353,685	$336,669	$2,143,048	$1,892,102	$2,707,335	$2,542,497

American Funds Insurance Series 131

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series, American Funds Insurance Series - Portfolio Series, are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

In 2009, shareholders approved the reorganization of the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund – To provide long-term growth of capital.

Global Small Capitalization Fund – To provide long-term growth of capital.

Growth Fund – To provide growth of capital.

International Fund – To provide long-term growth of capital.

New World Fund – To provide long-term capital appreciation.

Blue Chip Income and Growth Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund – To provide long-term growth of capital while providing current income.

Growth-Income Fund – To achieve long-term growth of capital and income.

International Growth and Income Fund – To provide long-term growth of capital while providing current income.

Capital Income Builder – The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund – Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund – To provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund – To provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund – The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

132 American Funds Insurance Series

Mortgage Fund – To provide current income and preservation of capital.

Ultra-Short Bond Fund – To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund – To provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund – To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund – To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund – To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses – The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders – Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

American Funds Insurance Series 133

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

134 American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series 135

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2019 (dollars in thousands):

Global Growth Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$1,648,947	$–	$–	$1,648,947
Consumer discretionary	1,267,013	–	–	1,267,013
Financials	679,509	–	–	679,509
Health care	633,968	–	–	633,968
Communication services	508,193	–	–	508,193
Consumer staples	490,190	–	–	490,190
Industrials	464,248	–	–	464,248
Materials	170,817	11,082	–	181,899
Energy	135,909	–	–	135,909
Preferred securities	104,460	–	–	104,460
Short-term securities	177,735	–	–	177,735

Total	$6,280,989	$11,082	$–	$6,292,071

Global Small Capitalization Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$1,011,323	$–	$–	$1,011,323
Information technology	783,557	–	–	783,557
Industrials	679,267	–	–	679,267
Consumer discretionary	548,212	681	–	548,893
Financials	372,313	–	514	372,827
Materials	190,108	–	–	190,108
Consumer staples	130,390	–	–	130,390
Communication services	130,259	–	–	130,259
Real estate	117,638	5,108	–	122,746
Energy	54,307	–	14,352	68,659
Utilities	49,580	–	–	49,580
Preferred securities	18,309	–	–	18,309
Short-term securities	382,979	–	–	382,979

Total	$4,468,242	$5,789	$14,866	$4,488,897

Growth Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$6,402,204	$–	$–	$6,402,204
Communication services	4,737,928	–	–	4,737,928
Health care	4,072,084	–	37,000	4,109,084
Consumer discretionary	3,109,058	–	–	3,109,058
Financials	2,277,395	–	–	2,277,395
Industrials	1,765,089	11,838	–	1,776,927
Energy	858,522	–	–	858,522
Consumer staples	806,113	–	–	806,113
Materials	707,180	–	–	707,180
Real estate	487,175	–	–	487,175
Utilities	81,738	–	–	81,738
Short-term securities	1,050,782	–	–	1,050,782

Total	$26,355,268	$11,838	$37,000	$26,404,106

136 American Funds Insurance Series

International Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$1,607,025	$61,763	$–	$1,668,788
Industrials	1,576,060	–	–	1,576,060
Health care	1,094,499	–	–	1,094,499
Consumer discretionary	1,090,624	–	–	1,090,624
Materials	657,245	–	–	657,245
Information technology	649,673	–	–	649,673
Consumer staples	587,939	–	–	587,939
Energy	453,422	–	–	453,422
Communication services	433,758	–	–	433,758
Utilities	414,648	9,895	–	424,543
Real estate	231,726	–	–	231,726
Preferred securities	87,415	–	–	87,415
Rights & warrants	–	14,218	–	14,218
Bonds, notes & other debt instruments	–	65,239	–	65,239
Short-term securities	813,905	–	–	813,905

Total	$9,697,939	$151,115	$–	$9,849,054

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$–	$ 124	$–	$ 124
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(340)	–	(340)

Total	$–	$(216)	$–	$(216)

*Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$798,798	$–	$ –	$798,798
Financials	462,086	2,195	–	464,281
Energy	349,805	–	–	349,805
Consumer discretionary	325,213	–	–	325,213
Health care	284,801	–	–	284,801
Materials	282,415	–	–	282,415
Communication services	178,354	–	–	178,354
Consumer staples	173,282	–	–	173,282
Industrials	166,888	–	–	166,888
Real estate	29,356	3,700	26	33,082
Utilities	22,895	–	–	22,895
Preferred securities	82,131	–	–	82,131
Rights & warrants	–	18,404	–	18,404
Bonds, notes & other debt instruments	–	95,649	–	95,649
Short-term securities	150,800	22,827	–	173,627

Total	$3,306,824	$142,775	$26	$3,449,625

Blue Chip Income and Growth Fund

At June 30, 2019, all of the fund’s investment securities were classified as Level 1.

American Funds Insurance Series 137

Global Growth and Income Fund

	Investment securities

	Level 1	Level 2		Level 3	Total

Assets:
Common stocks:
Information technology	$300,949	$–		$–	$300,949
Financials	263,873	–		–	263,873
Industrials	255,304	–		–	255,304
Consumer discretionary	189,012	–		–	189,012
Communication services	172,302	–		–	172,302
Health care	169,333	–		–	169,333
Materials	157,542	–		–	157,542
Energy	133,001	–		–	133,001
Real estate	90,794	–		–	90,794
Consumer staples	89,440	–		–	89,440
Utilities	80,897	–		–	80,897
Preferred securities	8,125	–		–	8,125
Bonds, notes & other debt instruments	–	35,145		–	35,145
Short-term securities	88,640	–		–	88,640

Total	$1,999,212	$35,145		$–	$2,034,357

	Other investments*

	Level 1	Level 2		Level 3	Total

Liabilities:
Unrealized depreciation on open forward currency contracts	$–		$(94)	$–	$(94)

*Forward currency contracts are not included in the investment portfolio.

Growth-Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$5,165,778	$–	$–	$5,165,778
Health care	5,141,550	–	–	5,141,550
Financials	3,794,583	–	–	3,794,583
Industrials	3,754,219	–	–	3,754,219
Communication services	3,726,932	–	–	3,726,932
Consumer staples	2,686,282	–	–	2,686,282
Energy	2,395,661	–	–	2,395,661
Consumer discretionary	1,920,427	–	–	1,920,427
Materials	1,619,589	–	–	1,619,589
Utilities	687,090	–	–	687,090
Real estate	645,871	–	–	645,871
Mutual funds	54,750	–	–	54,750
Convertible stocks	99,581	–	–	99,581
Convertible bonds	–	7,112	–	7,112
Short-term securities	2,127,848	–	–	2,127,848

Total	$33,820,161	$7,112	$–	$33,827,273

138 American Funds Insurance Series

International Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$261,857	$–	$–	$261,857
Health care	183,056	–	–	183,056
Industrials	166,805	–	–	166,805
Energy	123,411	–	–	123,411
Real estate	109,943	–	–	109,943
Consumer discretionary	100,102	–	–	100,102
Materials	98,006	–	–	98,006
Utilities	84,829	–	–	84,829
Consumer staples	81,953	–	–	81,953
Information technology	62,060	–	–	62,060
Communication services	54,189	–	–	54,189
Preferred securities	17,882	–	–	17,882
Bonds, notes & other debt instruments	–	16,561	–	16,561
Short-term securities	64,951	5,254	–	70,205

Total	$1,409,044	$21,815	$–	$1,430,859

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$–	$5	$–	$5

*Forward currency contracts are not included in the investment portfolio.

Capital Income Builder

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$80,425	$–	$–	$80,425
Consumer staples	76,231	–	–	76,231
Financials	72,505	–	–	72,505
Real estate	68,981	–	–	68,981
Energy	62,860	–	–	62,860
Communication services	42,892	–	–	42,892
Health care	41,406	–	–	41,406
Utilities	35,775	–	–	35,775
Consumer discretionary	35,366	–	–	35,366
Industrials	32,313	–	–	32,313
Materials	17,288	–	–	17,288
Convertible stocks	9,327	–	–	9,327
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	110,248	–	110,248
Mortgage-backed obligations	–	44,289	–	44,289
Corporate bonds & notes	–	26,961	–	26,961
Asset-backed obligations	–	8,357	–	8,357
Municipals	–	412	–	412
Short-term securities	68,566	–	–	68,566

Total	$643,935	$190,267	$–	$834,202

American Funds Insurance Series 139

	Other investments*
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 1,059	$ –	$–	$ 1,059
Unrealized appreciation on interest rate swaps	–	1,793	–	1,793
Liabilities:
Unrealized depreciation on futures contracts	(1,125)	–	–	(1,125)
Unrealized depreciation on interest rate swaps	–	(444)	–	(444)

Total	$ (66)	$1,349	$–	$ 1,283

*Futures contracts and interest rate swaps are not included in the investment portfolio.

Asset Allocation Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$3,765,115	$–	$ 20	$3,765,135
Financials	2,551,268	–	–	2,551,268
Health care	2,528,372	–	1,105	2,529,477
Industrials	1,470,379	–	–	1,470,379
Consumer discretionary	1,255,604	–	–	1,255,604
Energy	995,399	2,432	–	997,831
Consumer staples	979,664	–	–	979,664
Communication services	944,595	–	–	944,595
Materials	681,444	–	–	681,444
Real estate	220,771	–	–	220,771
Utilities	161,208	–	–	161,208
Rights & warrants	–	–	101	101
Convertible stocks	62,944	–	4,983	67,927
Convertible bonds	–	1,286	–	1,286
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	3,238,261	–	3,238,261
Corporate bonds & notes	–	2,735,565	11,362	2,746,927
Mortgage-backed obligations	–	1,543,099	–	1,543,099
Federal agency bonds & notes	–	12,852	–	12,852
Other	–	210,817	–	210,817
Short-term securities	2,629,116	–	–	2,629,116

Total	$18,245,879	$7,744,312	$17,571	$26,007,762

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$18,387	$ –	$–	$18,387
Liabilities:
Unrealized depreciation on futures contracts	(7,975)	–	–	(7,975)
Unrealized depreciation on interest rate swaps	–	(9,381)	–	(9,381)

Total	$10,412	$(9,381)	$–	$ 1,031

*Futures contracts and interest rate swaps are not included in the investment portfolio.

140 American Funds Insurance Series

Global Balanced Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 47,450	$–	$–	$ 47,450
Health care	42,399	–	–	42,399
Financials	35,425	–	–	35,425
Consumer staples	31,760	–	–	31,760
Industrials	27,404	–	–	27,404
Consumer discretionary	17,892	–	–	17,892
Materials	11,753	–	–	11,753
Energy	10,162	–	–	10,162
Communication services	9,215	–	–	9,215
Real estate	7,342	–	–	7,342
Utilities	5,050	–	–	5,050
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	–	61,571	–	61,571
U.S. Treasury bonds & notes	–	53,633	–	53,633
Corporate bonds & notes	–	21,393	–	21,393
Mortgage-backed obligations	–	10,274	–	10,274
Short-term securities	21,438	896	–	22,334

Total	$267,290	$147,767	$–	$415,057

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$89	$ –	$–	$ 89
Unrealized appreciation on open forward currency contracts	–	102	–	102
Unrealized appreciation on interest rate swaps	–	51	–	51
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(100)	–	(100)

Total	$89	$ 53	$–	$ 142

*Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$–	$3,484,974	$ –	$3,484,974
U.S. Treasury bonds & notes	–	3,003,625	–	3,003,625
Mortgage-backed obligations	–	2,729,802	–	2,729,802
Bonds & notes of governments & government agencies outside the U.S.	–	581,913	–	581,913
Municipals	–	204,458	–	204,458
Asset-backed obligations	–	198,442	–	198,442
Federal agency bonds & notes	–	12,020	–	12,020
Common stocks	–	218	10	228
Rights & warrants	–	–	31	31
Short-term securities	1,034,921	52,775	–	1,087,696

Total	$1,034,921	$10,268,227	$41	$11,303,189

American Funds Insurance Series 141

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$50,129	$–	$–	$50,129
Unrealized appreciation on open forward currency contracts	–	4,506	–	4,506
Unrealized appreciation on interest rate swaps	–	1,366	–	1,366
Liabilities:
Unrealized depreciation on futures contracts	(12,139)	–	–	(12,139)
Unrealized depreciation on open forward currency contracts	–	(7,567)	–	(7,567)
Unrealized depreciation on interest rate swaps	–	(13,184)	–	(13,184)

Total	$37,990	$(14,879)	$–	$23,111

*Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$ –	$ 341,361	$ –	$ 341,361
Japanese yen	–	276,684	–	276,684
Chinese yuan renminbi	–	67,355	–	67,355
Mexican pesos	–	67,026	–	67,026
Danish kroner	–	45,786	–	45,786
Indian rupees	–	39,690	–	39,690
Norwegian kroner	–	35,364	–	35,364
British pounds	–	27,643	–	27,643
South African rand	–	27,252	–	27,252
Thai baht	–	22,820	–	22,820
Indonesian rupiah	–	21,296	–	21,296
Israeli shekels	–	20,628	–	20,628
Polish zloty	–	20,594	–	20,594
Colombian pesos	–	11,464	–	11,464
U.S. dollars	–	886,429	450	886,879
Other	–	78,758	–	78,758
Convertible bonds	–	102	–	102
Convertible stocks	–	–	847	847
Common stocks	251	417	3	671
Rights & warrants	–	–	17	17
Short-term securities	94	153,323	–	153,417

Total	$ 345	$2,143,992	$1,317	$2,145,654

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 2,738	$ –	$–	$ 2,738
Unrealized appreciation on open forward currency contracts	–	2,437	–	2,437
Unrealized appreciation on interest rate swaps	–	1,351	–	1,351
Liabilities:
Unrealized depreciation on futures contracts	(1,424)	–	–	(1,424)
Unrealized depreciation on open forward currency contracts	–	(2,882)	–	(2,882)

Total	$ 1,314	$ 906	$–	$ 2,220

*Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

142 American Funds Insurance Series

High-Income Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$–	$1,178,025	$9,653	$1,187,678
Municipals	–	94	–	94
Convertible bonds	–	7,108	–	7,108
Convertible stocks	890	–	4,834	5,724
Preferred securities	–	2,292	–	2,292
Common stocks	3,421	2,642	2,624	8,687
Rights & warrants	–	3	109	112
Short-term securities	69,689	–	–	69,689

Total	$74,000	$1,190,164	$17,220	$1,281,384

	Other investments[1]

	Level 1	Level 2	Level 3	Total

Liabilities:
Unrealized depreciation on credit default swaps	$–	$(284)	$–	$(284)

1Credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2019 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2019	Level 3[2]	Purchases	Sales	gain[3]	depreciation[3]	Level 3[2]	6/30/2019

Investment securities	$17,537	$–	$491	$(331)	$16	$(473)	$(20)	$17,220

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2019								$ (474)

2Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

3Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series 143

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable		Weighted	an increase in
	6/30/2019	techniques	inputs	Range	average	input*
Bonds, notes & other debt instruments	$9,653	Yield analysis	Yield to maturity risk premium	0-400 bps	313 bps	Decrease
Convertible stocks	4,834	Multiple of revenue	Revenue multiple	0.87x	0.87x	Increase
		Inputs to market comparables and transaction price	Weight ascribed to market comparables	50%	N/A	N/A
			Weight ascribed to transaction price	50%	N/A	N/A
Common stocks	2,624	Market comparable companies	EBITDA multiple	4.7x	4.7x	Increase
			Discount for lack of marketability	27%	27%	Decrease
		Multiple of revenue	Revenue multiple	1.3x	1.3x	Increase
		Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	50%	50%	Decrease
Rights & warrants	109	Black-Scholes	Implied volatility	30%	30%	Increase
	$17,220

*This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviation

EBITDA = Earnings before income taxes, depreciation and amortization

Mortgage Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$216,347	$ –	$216,347
U.S. Treasury bonds & notes	–	28,491	–	28,491
Federal agency bonds & notes	–	18,848	–	18,848
Asset-backed obligations	–	10,075	–	10,075
Corporate bonds & notes	–	–	27	27
Short-term securities	–	20,740	–	20,740
Total	$–	$294,501	$27	$294,528

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$2,209	$ –	$–	$ 2,209
Unrealized appreciation on interest rate swaps	–	2,613	–	2,613
Liabilities:
Unrealized depreciation on futures contracts	(5)	–	–	(5)
Unrealized depreciation on interest rate swaps	–	(4,884)	–	(4,884)
Total	$2,204	$(2,271)	$–	$ (67)

*Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At June 30, 2019, all of the fund’s investment securities were classified as Level 2.

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U.S. Government/AAA-Rated Securities Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$–	$1,379,808	$–	$1,379,808
Mortgage-backed obligations	–	782,101	–	782,101
Federal agency bonds & notes	–	598,890	–	598,890
Short-term securities	–	210,821	–	210,821

Total	$–	$2,971,620	$–	$2,971,620

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$25,747	$ –	$–	$ 25,747
Unrealized appreciation on interest rate swaps	–	36,665	–	36,665
Liabilities:
Unrealized depreciation on futures contracts	(1,612)	–	–	(1,612)
Unrealized depreciation on interest rate swaps	–	(62,787)	–	(62,787)

Total	$24,135	$(26,122)	$–	$ (1,987)

*Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At June 30, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2019, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

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Investing in income-oriented stocks – The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in small companies – Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries – Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

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Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Currency – The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts – A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds – The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

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Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements – Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk – The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation – A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk – As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk – Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure – The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Management – The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

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Underlying fund risks – Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts – In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging – There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions – A fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending – Global Small Capitalization Fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a

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portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

As of June 30, 2019, the total value of securities on loan was $158,280,000, and the total value of collateral received was $164,904,000. Collateral received included cash of $132,644,000 and non-cash U.S. Government securities of $32,260,000. Investment securities purchased from cash collateral of $119,380,000 are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds – Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls – Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions – Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities – The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Options contracts – The Managed Risk Growth-Income Fund has entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of its managed risk strategy, the Managed Risk Growth-Income Fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in the fund’s statement of operations.

Futures contracts – Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set

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by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts – Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps – Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices – Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI,

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represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options purchased	Futures contracts	Forwards		Interest rate Swaps		Credit Default Swaps
International Fund	Not applicable	Not applicable	$ 62,955		Not applicable		Not applicable
New World Fund	Not applicable	Not applicable	12,089	*	Not applicable		Not applicable
Global Growth and Income Fund	Not applicable	Not applicable	7,516		Not applicable		Not applicable
International Growth and Income Fund	Not applicable	Not applicable	1,582		Not applicable		Not applicable
Capital Income Builder	Not applicable	$ 159,367	Not applicable		$ 282,002		Not applicable
Asset Allocation Fund	Not applicable	1,363,592	Not applicable		1,029,617		Not applicable
Global Balanced Fund	Not applicable	13,222	24,216		62,509		Not applicable
Bond Fund	Not applicable	3,441,054	687,325		1,223,097		Not applicable
Global Bond Fund	Not applicable	405,232	751,208		1,050,454		Not applicable
High-Income Bond Fund	Not applicable	Not applicable	Not applicable		34,644	*	$69,305
Mortgage Fund	Not applicable	152,083	Not applicable		422,087		Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,866,388	Not applicable		13,229,823		Not applicable
Managed Risk Growth Fund	Not applicable	53,799	Not applicable		Not applicable		Not applicable
Managed Risk International Fund	Not applicable	186,094	Not applicable		Not applicable		Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	45,963	Not applicable		Not applicable		Not applicable
Managed Risk Growth-Income Fund	$216,765	201,777	Not applicable		Not applicable		Not applicable
Managed Risk Asset Allocation Fund	Not applicable	338,197	Not applicable		Not applicable		Not applicable

*No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

152 American Funds Insurance Series

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2019 (dollars in thousands):

International Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$124	Unrealized depreciation on open forward currency contracts	$340

		Net realized loss		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Currency	Net realized loss on forward currency contracts	$(999)	Net unrealized appreciation on forward currency contracts	$309

New World Fund

		Net realized gain		Net unrealized depreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Currency	Net realized gain on forward currency contracts	$303	Net unrealized depreciation on forward currency contracts	$(303)

Global Growth and Income Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$–	Unrealized depreciation on open forward currency contracts	$94

		Net realized gain		Net unrealized depreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Currency	Net realized gain on forward currency contracts	$493	Net unrealized depreciation on forward currency contracts	$(445)

See end of tables for footnotes.

American Funds Insurance Series 153

International Growth and Income Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$5	Unrealized depreciation on open forward currency contracts	$–

		Net realized gain		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Currency	Net realized gain on forward currency contracts	$24	Net unrealized appreciation on forward currency contracts	$5

Capital Income Builder

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$1,059	Unrealized depreciation[1]	$1,125

Swap	Interest	Unrealized appreciation[1]	1,793	Unrealized depreciation[1]	444

			$2,852		$1,569

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(194)	Net unrealized depreciation on futures contracts	$(495)

Swap	Interest	Net realized gain on swap contracts	230	Net unrealized appreciation on swap contracts	1,349

			$ 36		$ 854

Asset Allocation Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$18,387	Unrealized depreciation[1]	$ 7,975

Swap	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	9,381

			$18,387		$17,356

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$12,523	Net unrealized appreciation on futures contracts	$ 5,251

Swap	Interest	Net realized loss on swap contracts	(12,336)	Net unrealized depreciation on swap contracts	(5,824)

			$ 187		$ (573)

154 American Funds Insurance Series

Global Balanced Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 89	Unrealized depreciation[1]	$ –

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	102	Unrealized depreciation on open forward currency contracts	100

Swap	Interest	Unrealized appreciation[1]	51	Unrealized depreciation[1]	–

			$242		$100

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 509	Net unrealized depreciation on futures contracts	$ (91)

Forward currency	Currency	Net realized loss on forward currency contracts	(206)	Net unrealized depreciation on forward currency contracts	(80)

Swap	Interest	Net realized loss on swap contracts	(20)	Net unrealized appreciation on swap contracts	46

			$ 283		$(125)

Bond Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$50,129	Unrealized depreciation[1]	$12,139

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	4,506	Unrealized depreciation on open forward currency contracts	7,567

Swap	Interest	Unrealized appreciation[1]	1,366	Unrealized depreciation[1]	13,184

			$56,001		$32,890

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$31,573	Net unrealized appreciation on futures contracts	$18,382

Forward currency	Currency	Net realized loss on forward currency contracts	(10,249)	Net unrealized appreciation on forward currency contracts	6,210

Swap	Interest	Net realized loss on swap contracts	(14,206)	Net unrealized depreciation on swap contracts	(12,045)

Swap	Credit	Net realized loss on swap contracts	(342)	Net unrealized appreciation on swap contracts	–

			$ 6,776		$12,547

See end of tables for footnotes.

American Funds Insurance Series 155

Global Bond Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$2,738	Unrealized depreciation[1]	$1,424

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,437	Unrealized depreciation on open forward currency contracts	2,882

Swap	Interest	Unrealized appreciation[1]	1,351	Unrealized depreciation[1]	–

			$6,526		$4,306

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$12,050	Net unrealized depreciation on futures contracts	$(2,957)

Forward currency	Currency	Net realized gain on forward currency contracts	2,707	Net unrealized depreciation on forward currency contracts	(7,363)

Swap	Interest	Net realized loss on swap contracts	(202)	Net unrealized appreciation on swap contracts	1,300

			$14,555		$(9,020)

High-Income Bond Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Swap	Credit	Unrealized appreciation[1]	$–	Unrealized depreciation[1]	$284

		Net realized loss		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Swap	Interest	Net realized loss on swap contracts	$(268)	Net unrealized appreciation on swap contracts	$ 224

Swap	Credit	Net realized loss on swap contracts	(127)	Net unrealized depreciation on swap contracts	(1,828)

			$(395)		$(1,604)

Mortgage Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$2,209	Unrealized depreciation[1]	$ 5

Swap	Interest	Unrealized appreciation[1]	2,613	Unrealized depreciation[1]	4,884

			$4,822		$4,889

156 American Funds Insurance Series

		Net realized gain		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$3,551	Net unrealized appreciation on futures contracts	$ 305

Swap	Interest	Net realized gain on swap contracts	1,067	Net unrealized depreciation on swap contracts	(3,465)

			$4,618		$(3,160)

U.S. Government/AAA-Rated Securities Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$25,747	Unrealized depreciation[1]	$ 1,612

Swap	Interest	Unrealized appreciation[1]	36,665	Unrealized depreciation[1]	62,787

			$62,412		$64,399

		Net realized gain		Net unrealized depreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$55,917	Net unrealized depreciation on futures contracts	$(3,315)

Swap	Interest	Net realized gain on swap contracts	6,764	Net unrealized depreciation on swap contracts	(45,476)

			$62,681		$(48,791)

Managed Risk Growth Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$171	Unrealized depreciation[1]	$–

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized loss on futures contracts	$ (53)	Net unrealized appreciation on futures contracts	$ 45

Futures	Equity	Net realized loss on futures contracts	(5,316)	Net unrealized depreciation on futures contracts	(4,022)

Futures	Interest	Net realized gain on futures contracts	2,166	Net unrealized depreciation on futures contracts	(1,743)

			$(3,203)		$(5,720)

See end of tables for footnotes.

American Funds Insurance Series 157

Managed Risk International Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$77	Unrealized depreciation[1]	$–

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized loss on futures contracts	$(297)	Net unrealized appreciation on futures contracts	$278

Futures	Equity	Net realized loss on futures contracts	(1,420)	Net unrealized depreciation on futures contracts	(882)

Futures	Interest	Net realized gain on futures contracts	621	Net unrealized depreciation on futures contracts	(538)

			$(1,096)		$(1,142)

Managed Risk Blue Chip Income and Growth Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$124	Unrealized depreciation[1]	$–

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized loss on futures contracts	$(27)	Net unrealized appreciation on futures contracts	$30

Futures	Equity	Net realized loss on futures contracts	(5,702)	Net unrealized depreciation on futures contracts	(3,946)

Futures	Interest	Net realized gain on futures contracts	2,075	Net unrealized depreciation on futures contracts	(1,741)

			$(3,654)		$(5,657)

Managed Risk Growth-Income Fund
		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[2]	$4,101	Investment securities from unaffiliated issuers[2]	$–

Futures	Equity	Unrealized appreciation[1]	836	Unrealized depreciation[1]	–

Futures	Interest	Unrealized appreciation[1]	1,476	Unrealized depreciation[1]	–

			$6,413		$–

158 American Funds Insurance Series

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on options purchased contracts[3]	$(7,604)	Net unrealized depreciation on options purchased contracts[4]	$(11,249)

Futures	Currency	Net realized loss on futures contracts	(716)	Net unrealized appreciation on futures contracts	497

Futures	Equity	Net realized loss on futures contracts	(20,075)	Net unrealized depreciation on futures contracts	(3,049)

Futures	Interest	Net realized gain on futures contracts	6,741	Net unrealized depreciation on futures contracts	(5,443)

			$(21,654)		$(19,244)

Managed Risk Asset Allocation Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$1,321	Unrealized depreciation[1]	$–

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized loss on futures contracts	$(232)	Net unrealized appreciation on futures contracts	$182

Futures	Equity	Net realized loss on futures contracts	(22,682)	Net unrealized depreciation on futures contracts	(17,157)

Futures	Interest	Net realized gain on futures contracts	8,058	Net unrealized depreciation on futures contracts	(7,027)

			$(14,856)		$(24,002)

[1]

Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

[2]	Includes options purchased as reported in the fund’s investment portfolio.
[3]	Options purchased are included in net realized gain (loss) on unaffiliated investments.
[4]	Options purchased are included in net unrealized appreciation (depreciation) on unaffiliated investments.

Collateral – Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in each fund’s statement of assets and liabilities.

Rights of offset – Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event

American Funds Insurance Series 159

of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2019, if close-out netting was exercised (dollars in thousands):

International Fund

		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Citibank	$ 72	$(6)	$–	$ (66)	$ –
Morgan Stanley	52	–	–	–	52

Total	$124	$(6)	$–	$ (66)	$52

Liabilities:
Citibank	$ 6	$(6)	$–	$ –	$ –
JPMorgan Chase	334	–	–	(334)	–

Total	$340	$(6)	$–	$(334)	$ –

Global Growth and Income Fund
		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Liabilities:
JPMorgan Chase	$94	$–	$–	$–	$94

International Growth and Income Fund
		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Morgan Stanley	$5	$–	$–	$–	$5

160 American Funds Insurance Series

Global Balanced Fund

		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Assets:
Bank of America, N.A.	$ 9	$ (3)	$–	$–	$ 6
Citibank	16	(8)	–	–	8
Goldman Sachs	14	(8)	–	–	6
HSBC Bank	29	(29)	–	–	–
JPMorgan Chase	22	(10)	–	–	12
Morgan Stanley	10	(10)	–	–	–
Standard Chartered Bank	2	(2)	–	–	–

Total	$102	$(70)	$–	$–	$32

Liabilities:
Bank of America, N.A.	$ 3	$ (3)	$–	$–	$ –
Bank of New York Mellon	1	–	–	–	1
Citibank	8	(8)	–	–	–
Goldman Sachs	8	(8)	–	–	–
HSBC Bank	35	(29)	–	–	6
JPMorgan Chase	10	(10)	–	–	–
Morgan Stanley	11	(10)	–	–	1
Standard Chartered Bank	24	(2)	–	–	22

Total	$100	$(70)	$–	$–	$30

Bond Fund

		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Assets:
Bank of America, N.A.	$2,014	$(1,029)	$ (985)	$–	$ –
Citibank	2,492	(2,492)	–	–	–

Total	$4,506	$(3,521)	$ (985)	$–	$ –

Liabilities:
Bank of America, N.A.	$1,029	$(1,029)	$ –	$–	$ –
Citibank	4,066	(2,492)	(1,574)	–	–
Goldman Sachs	1,821	–	(1,821)	–	–
HSBC Bank	43	–	–	–	43
JPMorgan Chase	298	–	(298)	–	–
Morgan Stanley	310	–	(310)	–	–

Total	$7,567	$(3,521)	$(4,003)	$–	$43

See end of tables for footnote.

American Funds Insurance Series 161

Global Bond Fund

		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Assets:
Bank of America, N.A.	$ 209	$ (149)	$ (60)	$ –	$ –
Citibank	258	(258)	–	–	–
Goldman Sachs	433	(313)	–	–	120
HSBC Bank	322	(322)	–	–	–
JPMorgan Chase	660	(182)	–	(290)	188
Morgan Stanley	239	(239)	–	–	–
Standard Chartered Bank	212	(212)	–	–	–
UBS AG	104	–	–	–	104

Total	$2,437	$(1,675)	$ (60)	$(290)	$412

Liabilities:
Bank of America, N.A.	$ 149	$ (149)	$ –	$ –	$ –
Bank of New York Mellon	6	–	–	–	6
Citibank	673	(258)	(303)	–	112
Goldman Sachs	313	(313)	–	–	–
HSBC Bank	683	(322)	(282)	–	79
JPMorgan Chase	182	(182)	–	–	–
Morgan Stanley	393	(239)	(149)	–	5
Standard Chartered Bank	483	(212)	(269)	–	2

Total	$2,882	$(1,675)	$(1,003)	$ –	$204

    *Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

162 American Funds Insurance Series

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2018:
Undistributed ordinary income	$8,660	$49,672	$198,816	$15,101	$6,466	$36,690
Undistributed long-term capital gains	343,497	226,394	2,617,605	244,466	127,685	688,634
As of June 30, 2019:
Gross unrealized appreciation on investments	2,498,042	1,100,893	10,252,267	2,414,395	795,153	1,868,094
Gross unrealized depreciation on investments	(179,515)	(202,349)	(367,944)	(578,588)	(95,536)	(365,708)
Net unrealized appreciation (depreciation) on investments	2,318,527	898,544	9,884,323	1,835,807	699,617	1,502,386
Cost of investments	3,973,544	3,590,353	16,519,783	8,013,031	2,750,008	7,401,972

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
As of December 31, 2018:
Undistributed ordinary income	$6,636	$252,809	$21,126	$1,595	$110,523	$541
Undistributed long-term capital gains	100,790	3,204,751	–	–	1,278,077	353
Capital loss carryforward*	–	–	–	(13,776)	–	–
As of June 30, 2019:
Gross unrealized appreciation on investments	535,307	9,638,352	253,242	76,501	5,761,019	64,481
Gross unrealized depreciation on investments	(38,478)	(1,067,251)	(99,719)	(38,015)	(627,910)	(9,001)
Net unrealized appreciation (depreciation) on investments	496,829	8,571,101	153,523	38,486	5,133,109	55,480
Cost of investments	1,537,434	25,256,172	1,277,341	796,999	20,875,684	359,719

						U.S.
			High-			Government/
		Global	Income		Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2018:
Undistributed ordinary income	$56,980	$15,875	$15,462	$1,266	$999	$11,344
Capital loss carryforward*	(159,206)	(3,784)	(160,099)	(6,175)	–	(52,033)
As of June 30, 2019:
Gross unrealized appreciation on investments	380,851	82,288	19,449	7,835	9	87,477
Gross unrealized depreciation on investments	(81,535)	(30,531)	(56,117)	(5,220)	(47)	(66,037)
Net unrealized appreciation (depreciation) on investments	299,316	51,757	(36,668)	2,615	(38)	21,440
Cost of investments	11,026,984	2,096,117	1,321,265	291,846	285,230	2,948,193

See end of tables for footnote.

American Funds Insurance Series 163

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

As of December 31, 2018:
Undistributed ordinary income	$2,543	$2,983	$5,577	$6,359	$62,616
Undistributed long-term capital gains	26,579	4,809	17,833	16,511	115,113
As of June 30, 2019:
Gross unrealized appreciation on investments	1,969	1,425	1,398	58,266	80,042
Gross unrealized depreciation on investments	–	–	(20,122)	(10,238)	–
Net unrealized appreciation (depreciation) on investments	1,969	1,425	(18,724)	48,028	80,042
Cost of investments	395,653	162,251	372,751	2,095,335	2,630,305

*

Capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$3,637	$121,251	$124,888	$28,611	$134,884	$163,495
Class 1A	9	367	376	47	273	320
Class 2	4,707	204,481	209,188	41,238	251,323	292,561
Class 4	311	17,408	17,719	2,414	16,024	18,438

Total	$8,664	$343,507	$352,171	$72,310	$402,504	$474,814

Global Small Capitalization Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$21,934	$ 97,912	$119,846	$21,329	$ 55,968	$ 77,297
Class 1A	5	23	28	4	12	16
Class 2	25,817	119,280	145,097	26,294	86,037	112,331
Class 4	1,932	9,184	11,116	1,456	5,035	6,491

Total	$49,688	$226,399	$276,087	$49,083	$147,052	$196,135

Growth Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 75,877	$ 964,757	$1,040,634	$ 88,940	$ 792,865	$ 881,805
Class 1A	97	1,290	1,387	76	634	710
Class 2	111,958	1,500,212	1,612,170	117,331	1,515,757	1,633,088
Class 3	1,549	20,442	21,991	1,723	20,248	21,971
Class 4	9,369	130,929	140,298	6,414	104,527	110,941

Total	$198,850	$2,617,630	$2,816,480	$214,484	$2,434,031	$2,648,515

164 American Funds Insurance Series

International Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 9,081	$130,060	$139,141	$174,418	$165,915	$340,333
Class 1A	8	141	149	156	140	296
Class 2	5,643	104,778	110,421	136,977	146,986	283,963
Class 3	37	637	674	887	970	1,857
Class 4	368	8,870	9,238	9,465	10,556	20,021

Total	$15,137	$244,486	$259,623	$321,903	$324,567	$646,470

New World Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$4,047	$ 71,500	$ 75,547	$21,450	$54,023	$ 75,473
Class 1A	7	132	139	24	50	74
Class 2	1,617	34,958	36,575	8,194	26,593	34,787
Class 4	806	21,103	21,909	3,419	12,659	16,078

Total	$6,477	$127,693	$134,170	$33,087	$93,325	$126,412

Blue Chip Income and Growth Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$22,828	$410,713	$433,541	$232,769	$299,947	$532,716
Class 1A	23	435	458	120	135	255
Class 2	12,001	238,793	250,794	134,358	186,318	320,676
Class 4	1,844	38,700	40,544	13,348	16,620	29,968

Total	$36,696	$688,641	$725,337	$380,595	$503,020	$883,615

Global Growth and Income Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$2,017	$ 27,971	$ 29,988	$16,289	$ 31,541	$ 47,830
Class 1A	5	66	71	28	53	81
Class 2	4,278	66,794	71,072	40,436	90,173	130,609
Class 4	350	5,970	6,320	2,682	5,789	8,471

Total	$6,650	$100,801	$107,451	$59,435	$127,556	$186,991

American Funds Insurance Series 165

Growth-Income Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$147,504	$1,825,184	$1,972,688	$341,172	$1,049,641	$1,390,813
Class 1A	64	825	889	124	344	468
Class 2	96,542	1,260,360	1,356,902	241,470	886,942	1,128,412
Class 3	1,127	14,500	15,627	2,907	10,337	13,244
Class 4	7,620	103,934	111,554	15,471	58,501	73,972

Total	$252,857	$3,204,803	$3,457,660	$601,144	$2,005,765	$2,606,909

International Growth and Income Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$16,279	$–	$16,279	$28,476	$–	$28,476
Class 1A	33	–	33	44	–	44
Class 2	3,580	–	3,580	5,865	–	5,865
Class 4	1,239	–	1,239	1,597	–	1,597

Total	$21,131	$–	$21,131	$35,982	$–	$35,982

Capital Income Builder
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 6,127	$–	$ 6,127	$ 9,421	$ 617	$10,038
Class 1A	49	–	49	66	3	69
Class 2	64	–	64	90	6	96
Class 4	5,320	–	5,320	9,550	762	10,312

Total	$11,560	$–	$11,560	$19,127	$1,388	$20,515

Asset Allocation Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 73,953	$ 816,841	$ 890,794	$386,982	$ 666,856	$1,053,838
Class 1A	35	416	451	147	263	410
Class 2	20,897	253,101	273,998	103,332	210,133	313,465
Class 3	134	1,581	1,715	686	1,413	2,099
Class 4	15,585	206,152	221,737	69,096	148,867	217,963

Total	$110,604	$1,278,091	$1,388,695	$560,243	$1,027,532	$1,587,775

166 American Funds Insurance Series

Global Balanced Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$163	$109	$272	$1,808	$1,346	$3,154
Class 1A	3	2	5	30	25	55
Class 2	257	173	430	2,555	2,290	4,845
Class 4	105	71	176	804	842	1,646

Total	$528	$355	$883	$5,197	$4,503	$9,700

Bond Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$35,807	$–	$35,807	$156,337	$ 8,915	$165,252
Class 1A	25	–	25	76	4	80
Class 2	19,047	–	19,047	88,266	5,217	93,483
Class 4	2,133	–	2,133	8,153	453	8,606

Total	$57,012	$–	$57,012	$252,832	$14,589	$267,421

Global Bond Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 8,015	$–	$ 8,015	$25,210	$3,256	$28,466
Class 1A	3	–	3	9	1	10
Class 2	7,548	–	7,548	23,308	3,412	26,720
Class 4	317	–	317	816	118	934

Total	$15,883	$–	$15,883	$49,343	$6,787	$56,130

High-Income Bond Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 6,459	$–	$ 6,459	$34,114	$–	$34,114
Class 1A	9	–	9	40	–	40
Class 2	8,299	–	8,299	43,382	–	43,382
Class 3	118	–	118	664	–	664
Class 4	588	–	588	1,733	–	1,733

Total	$15,473	$–	$15,473	$79,933	$–	$79,933

Mortgage Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 944	$–	$ 944	$4,938	$–	$4,938
Class 1A	3	–	3	15	–	15
Class 2	239	–	239	1,128	–	1,128
Class 4	81	–	81	424	–	424

Total	$1,267	$–	$1,267	$6,505	$–	$6,505

American Funds Insurance Series 167

Ultra-Short Bond Fund

	Six months ended June 30, 2019					Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 120		$–	$ 120		$ 561	$–	$ 561
Class 1A	–	*	–	–	*	–	–	–
Class 2	794		–	794		2,762	–	2,762
Class 3	12		–	12		41	–	41
Class 4	74		–	74		153	–	153

Total	$1,000		$–	$1,000		$3,517	$–	$3,517

U.S. Government/AAA-Rated Securities Fund
	Six months ended June 30, 2019					Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 5,960		$–	$ 5,960		$29,881	$–	$29,881
Class 1A	8		–	8		29	–	29
Class 2	4,960		–	4,960		24,431	–	24,431
Class 3	33		–	33		165	–	165
Class 4	387		–	387		1,313	–	1,313

Total	$11,348		$–	$11,348		$55,819	$–	$55,819

Managed Risk Growth Fund
	Six months ended June 30, 2019					Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 34		$ 256	$ 290		$ 14	$ 135	$ 149
Class P2	2,512		26,325	28,837		1,397	20,395	21,792

Total	$2,546		$26,581	$29,127		$1,411	$20,530	$21,941

Managed Risk International Fund
	Six months ended June 30, 2019					Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 11		$ 16	$ 27		$ 8	$ 1	$ 9
Class P2	2,974		4,795	7,769		2,681	738	3,419

Total	$2,985		$4,811	$7,796		$2,689	$739	$3,428

Managed Risk Blue Chip Income and Growth Fund
	Six months ended June 30, 2019					Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 13		$ 40	$ 53		$ 15	$ 7	$ 22
Class P2	5,566		17,796	23,362		11,391	12,112	23,503

Total	$5,579		$17,836	$23,415		$11,406	$12,119	$23,525

168 American Funds Insurance Series

Managed Risk Growth-Income Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$5,750	$14,505	$20,255	$ 42	$ 122	$ 164
Class P2	628	2,019	2,647	2,374	9,814	12,188

Total	$6,378	$16,524	$22,902	$2,416	$9,936	$12,352

Managed Risk Asset Allocation Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ –	$ 65	$ 65	$31,787	$ 66,960	$ 98,747
Class P2	62,628	115,051	177,679	36,816	107,405	144,221

Total	$62,628	$115,116	$177,744	$68,603	$174,365	$242,968

*Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers – On March 4, 2019, the series board of trustees approved amended agreements effective May 1, 2019, decreasing the annual rate to 0.500% on daily net assets in excess of $1.5 billion for International Growth and Income Fund, and decreasing the annual rate to 0.410% on daily net assets in excess of $1 billion for Capital Income Builder. CRMC voluntarily reduced the investment advisory services fees to the approved rates in advance of the effective date. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2019, total investment advisory services fees waived by CRMC were $1,408,000.

American Funds Insurance Series 169

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

			Net asset level		For the six months ended	For the six months ended
	Rates		(in billions)		June 30,	June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2019, before waiver	2019, after waiver

Global Growth Fund	.690%	.460%	$ .6	$ 5.0	.518%	.518%
Global Small Capitalization Fund	.800	.635	.6	5.0	.697	.697
Growth Fund	.500	.280	.6	34.0	.323	.323
International Fund	.690	.430	.5	21.0	.492	.492
New World Fund	.850	.580	.5	4.0	.703	.703
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.390	.390
Global Growth and Income Fund	.690	.480	.6	3.0	.597	.597
Growth-Income Fund	.500	.219	.6	34.0	.257	.257
International Growth and Income Fund	.690	.500	.5	1.5	.608	.608
Capital Income Builder	.500	.410	.6	1.0	.495	.489
Asset Allocation Fund	.500	.240	.6	21.0	.267	.267
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.364	.364
Global Bond Fund	.570	.450	1.0	3.0	.533	.533
High-Income Bond Fund	.500	.420	.6	2.0	.474	.474
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.340	.340
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services – The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits

Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services – The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services – The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

170 American Funds Insurance Series

Administrative services – The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of daily net assets attributable to each share class. Prior to July 1, 2019, all share classes of each fund, other than the managed-risk funds, paid CRMC an administrative services fee at the annual rate of 0.01% of daily net assets. The series board of trustees authorized the funds, other than the managed risk funds, to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets of each share class (which could be increased as noted above) for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services – The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$107
Class 1A	$ –	$ 8	–	*
Class 2	4,518	Not applicable	181
Class 4	363	363	15

Total class-specific expenses	$4,881	$371	$303

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 469
Class 1A	$ –	$ 15	1
Class 2	18,471	Not applicable	739
Class 3	183	Not applicable	10
Class 4	1,528	1,528	61

Total class-specific expenses	$20,182	$1,543	$1,280

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 93
Class 1A	$ –	$ 4	–	*
Class 2	1,130	Not applicable	45
Class 4	655	654	26

Total class-specific expenses	$1,785	$658	$164

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$ 88
Class 1A	$ –	$ –	*	–	*
Class 2	2,796	Not applicable		112
Class 4	208	208		8

Total class-specific expenses	$3,004	$208		$208

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$255
Class 1A	$ –	$ 7	–	*
Class 2	5,132	Not applicable	206
Class 3	23	Not applicable	1
Class 4	406	406	16

Total class-specific expenses	$5,561	$413	$478

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$258
Class 1A	$ –	$ 6	–	*
Class 2	3,745	Not applicable	150
Class 4	550	550	22

Total class-specific expenses	$4,295	$556	$430

See end of tables for footnote.

American Funds Insurance Series 171

Global Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$27
Class 1A	$ –	$ 1	–	*
Class 2	1,641	Not applicable	66
Class 4	136	136	5

Total class-specific expenses	$1,777	$137	$98

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$54
Class 1A	$ –	$ 2	–	*
Class 2	303	Not applicable	12
Class 4	100	100	4

Total class-specific expenses	$403	$102	$70

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 783
Class 1A	$ –	$ 10	–	*
Class 2	6,111	Not applicable	244
Class 3	28	Not applicable	2
Class 4	4,835	4,835	193

Total class-specific expenses	$10,974	$4,845	$1,222

Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$303
Class 1A	$ –	$ 5	–	*
Class 2	4,381	Not applicable	175
Class 4	486	486	19

Total class-specific expenses	$4,867	$491	$497

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 925
Class 1A	$ –	$ 10	–	*
Class 2	16,092	Not applicable	644
Class 3	136	Not applicable	7
Class 4	1,264	1,264	51

Total class-specific expenses	$17,492	$1,274	$1,627

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$19
Class 1A	$ –	$ 4	–	*
Class 2	5	Not applicable	–	*
Class 4	479	479	19

Total class-specific expenses	$484	$483	$38

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 6
Class 1A	$ –	$ 3	–	*
Class 2	242	Not applicable	10
Class 4	95	95	4

Total class-specific expenses	$337	$ 98	$20

Global Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$ 52
Class 1A	$ –	$ –	*	–	*
Class 2	1,273	Not applicable		51
Class 4	53	53		2

Total class-specific expenses	$1,326	$53		$105

172 American Funds Insurance Series

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$26
Class 1A	$ –	$ 1	–	*
Class 2	854	Not applicable	34
Class 3	9	Not applicable	–	*
Class 4	69	69	3

Total class-specific expenses	$932	$70	$63

Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$11
Class 1A	$ –	$ 1	–	*
Class 2	71	Not applicable	3
Class 4	27	27	1

Total class-specific expenses	$98	$28	$15

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 2
Class 1A	$ –	$ –	–	*
Class 2	289	Not applicable	11
Class 3	3	Not applicable	–	*
Class 4	25	24	1

Total class-specific expenses	$317	$24	$14

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 72
Class 1A	$ –	$ 2	–	*
Class 2	1,628	Not applicable	65
Class 3	8	Not applicable	–	*
Class 4	121	121	5

Total class-specific expenses	$1,757	$123	$142

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 4
Class P2	$461	461

Total class-specific expenses	$461	$465

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 1
Class P2	$196	196

Total class-specific expenses	$196	$197

Managed Risk Blue Chip

Income and Growth Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 1
Class P2	$433	433

Total class-specific expenses	$433	$434

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$2,222
Class P2	$310	310

Total class-specific expenses	$310	$2,532

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 2
Class P2	$3,293	3,293

Total class-specific expenses	$3,293	$3,295

*Amount less than one thousand.

American Funds Insurance Series 173

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation

Global Growth Fund	$18	$2		$20
Global Small Capitalization Fund	12	1		13
Growth Fund	78	8		86
International Fund	29	3		32
NewWorld Fund	10	1		11
Blue Chip Income and Growth Fund	27	3		30
Global Growth and Income Fund	6	1		7
Growth-Income Fund	97	10		107
International Growth and Income Fund	4	–	*	4
Capital Income Builder	2	–	*	2
Asset Allocation Fund	76	8		84
Global Balanced Fund	1	–	*	1
Bond Fund	30	3		33
Global Bond Fund	6	1		7
High-Income Bond Fund	4	–	*	4
Mortgage Fund	1	–	*	1
Ultra-Short Bond Fund	1	–	*	1
U.S. Government/AAA-Rated Securities Fund	9	1		10
Managed Risk Growth Fund	1	–	*	1
Managed Risk International Fund	1	–	*	1
Managed Risk Blue Chip Income and Growth Fund	1	–	*	1
Managed Risk Growth-Income Fund	3	1		4
Managed Risk Asset Allocation Fund	10	1		11

*Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investment in CCF – Some of the funds, other than the managed risk funds, hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

174 American Funds Insurance Series

Security transactions with related funds – The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds as of June 30, 2019 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)

Global Growth Fund	$ 7,883	$ 67,282	$ 1,305
Global Small Capitalization Fund	24,617	85,577	20,393
Growth Fund	220,254	795,160	13,734
International Fund	50,926	298,682	4,681
NewWorld Fund	9,165	12,080	579
Blue Chip Income and Growth Fund	76,977	96,198	8,051
Global Growth and Income Fund	3,383	16,225	(439)
Growth-Income Fund	55,754	674,112	(10,747)
International Growth and Income Fund	2,512	1,617	(798)
Capital Income Builder	10,104	256	34
Asset Allocation Fund	329,929	911,206	(35,534)
Global Balanced Fund	1,871	906	(25)
Bond Fund	49,355	76,160	(1,416)
Global Bond Fund	3,388	388	(8)
High-Income Bond Fund	1,725	5,591	(1,880)
Mortgage Fund	–	–	–
Ultra-Short Bond Fund	–	–	–
U.S. Government/AAA-Rated Securities Fund	–	–	–
Managed Risk Growth Fund	–	–	–
Managed Risk International Fund	–	–	–
Managed Risk Blue Chip Income and Growth Fund	–	–	–
Managed Risk Growth-Income Fund	–	–	–
Managed Risk Asset Allocation Fund	–	–	–

8. Committed line of credit

Global Small Capitalization Fund, NewWorld Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2019.

American Funds Insurance Series 175

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund
			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$108,551	3,748	$124,888	4,320	$(207,637)	(7,097)	$ 25,802	971
Class 1A	1,280	46	376	13	(294)	(10)	1,362	49
Class 2	20,541	744	209,188	7,314	(273,633)	(9,417)	(43,904)	(1,359)
Class 4	33,356	1,162	17,719	623	(13,773)	(480)	37,302	1,305

Total net increase (decrease)	$163,728	5,700	$352,171	12,270	$(495,337)	(17,004)	$ 20,562	966

Year ended December 31, 2018
Class 1	$318,393	10,738	$163,496	5,459	$(199,573)	(6,616)	$ 282,316	9,581
Class 1A	4,760	162	320	11	(1,942)	(64)	3,138	109
Class 2	71,745	2,511	292,561	9,830	(465,838)	(15,407)	(101,532)	(3,066)
Class 4	94,068	3,163	18,437	622	(28,678)	(983)	83,827	2,802

Total net increase (decrease)	$488,966	16,574	$474,814	15,922	$(696,031)	(23,070)	$ 267,749	9,426

Global Small Capitalization Fund
			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$309,318	12,473	$119,443	4,983	$(115,627)	(4,698)	$ 313,134	12,758
Class 1A	38	2	27	1	(12)	(1)	53	2
Class 2	11,519	499	145,097	6,238	(171,598)	(7,148)	(14,982)	(411)
Class 4	16,844	701	11,115	475	(12,502)	(521)	15,457	655

Total net increase (decrease)	$337,719	13,675	$275,682	11,697	$(299,739)	(12,368)	$ 313,662	13,004

Year ended December 31, 2018
Class 1	$138,128	5,551	$ 76,990	2,920	$(160,148)	(6,253)	$ 54,970	2,218
Class 1A	318	12	16	1	(110)	(5)	224	8
Class 2	47,093	2,015	112,331	4,349	(309,646)	(12,397)	(150,222)	(6,033)
Class 4	56,525	2,282	6,491	249	(17,067)	(693)	45,949	1,838

Total net increase (decrease)	$242,064	9,860	$195,828	7,519	$(486,971)	(19,348)	$ (49,079)	(1,969)

176 American Funds Insurance Series

Growth Fund
			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$ 540,098	7,033	$1,038,061	14,580	$ (583,337)	(7,514)	$ 994,822	14,099
Class 1A	3,591	48	1,387	20	(964)	(12)	4,014	56
Class 2	149,693	1,955	1,612,170	22,839	(1,010,347)	(13,114)	751,516	11,680
Class 3	1,763	22	21,990	307	(10,838)	(140)	12,915	189
Class 4	120,007	1,586	140,298	2,016	(64,702)	(855)	195,603	2,747

Total net increase (decrease)	$ 815,152	10,644	$2,813,906	39,762	$(1,670,188)	(21,635)	$1,958,870	28,771

Year ended December 31, 2018
Class 1	$1,574,676	19,928	$ 879,237	11,221	$(1,126,624)	(14,082)	$1,327,289	17,067
Class 1A	8,204	103	710	9	(563)	(7)	8,351	105
Class 2	292,909	3,756	1,633,088	20,970	(2,436,432)	(30,703)	(510,435)	(5,977)
Class 3	1,809	22	21,971	279	(27,844)	(348)	(4,064)	(47)
Class 4	274,892	3,534	110,941	1,441	(135,865)	(1,758)	249,968	3,217

Total net increase (decrease)	$2,152,490	27,343	$2,645,947	33,920	$(3,727,328)	(46,898)	$1,071,109	14,365

International Fund

			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$ 97,689	5,045	$138,907	7,194	$(366,030)	(18,775)	$ (129,434)	(6,536)
Class 1A	555	29	149	8	(507)	(26)	197	11
Class 2	83,933	4,385	110,421	5,745	(324,109)	(16,707)	(129,755)	(6,577)
Class 3	210	11	674	35	(1,745)	(91)	(861)	(45)
Class 4	36,221	1,881	9,238	486	(22,756)	(1,188)	22,703	1,179

Total net increase (decrease)	$ 218,608	11,351	$259,389	13,468	$(715,147)	(36,787)	$ (237,150)	(11,968)

Year ended December 31, 2018
Class 1	$ 987,191	47,885	$339,738	16,682	$(479,241)	(23,102)	$ 847,688	41,465
Class 1A	4,302	204	296	14	(269)	(14)	4,329	204
Class 2	481,518	22,952	283,963	13,909	(441,465)	(21,109)	324,016	15,752
Class 3	506	23	1,857	91	(4,389)	(209)	(2,026)	(95)
Class 4	96,985	4,701	20,021	990	(45,627)	(2,234)	71,379	3,457

Total net increase (decrease)	$1,570,502	75,765	$645,875	31,686	$(970,991)	(46,668)	$1,245,386	60,783

See end of tables for footnotes.

American Funds Insurance Series 177

NewWorld Fund
			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$ 23,580	1,000	$ 75,373	3,213	$(108,834)	(4,641)	$ (9,881)	(428)
Class 1A	888	37	139	6	(69)	(3)	958	40
Class 2	39,295	1,692	36,575	1,575	(90,286)	(3,885)	(14,416)	(618)
Class 4	38,657	1,682	21,910	948	(21,734)	(929)	38,833	1,701

Total net increase (decrease)	$102,420	4,411	$133,997	5,742	$(220,923)	(9,458)	$ 15,494	695

Year ended December 31, 2018
Class 1	$169,684	6,947	$ 75,282	3,139	$(240,756)	(10,008)	$ 4,210	78
Class 1A	2,616	108	73	3	(572)	(24)	2,117	87
Class 2	70,536	2,954	34,787	1,456	(144,167)	(5,934)	(38,844)	(1,524)
Class 4	140,212	5,922	16,079	674	(31,201)	(1,315)	125,090	5,281

Total net increase (decrease)	$383,048	15,931	$126,221	5,272	$(416,696)	(17,281)	$ 92,573	3,922

Blue Chip Income and Growth Fund
			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$183,590	14,362	$430,113	34,686	$ (208,426)	(15,743)	$ 405,277	33,305
Class 1A	3,501	272	458	37	(99)	(7)	3,860	302
Class 2	17,870	1,377	250,794	20,507	(166,322)	(12,576)	102,342	9,308
Class 4	107,033	8,191	40,543	3,331	(18,093)	(1,380)	129,483	10,142

Total net increase (decrease)	$311,994	24,202	$721,908	58,561	$ (392,940)	(29,706)	$ 640,962	53,057

Year ended December 31, 2018
Class 1	$189,059	13,527	$528,528	38,135	$ (524,399)	(36,270)	$ 193,188	15,392
Class 1A	2,957	203	254	19	(106)	(8)	3,105	214
Class 2	34,615	2,528	320,676	23,381	(472,476)	(32,985)	(117,185)	(7,076)
Class 4	190,787	13,641	29,968	2,200	(33,879)	(2,399)	186,876	13,442

Total net increase (decrease)	$417,418	29,899	$879,426	63,735	$(1,030,860)	(71,662)	$ 265,984	21,972

Global Growth and Income Fund
			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$ 21,374	1,478	$ 28,719	1,986	$ (34,209)	(2,387)	$ 15,884	1,077
Class 1A	600	41	71	5	(137)	(10)	534	36
Class 2	8,919	637	71,071	4,929	(111,409)	(7,690)	(31,419)	(2,124)
Class 4	16,631	1,171	6,320	445	(8,309)	(584)	14,642	1,032

Total net increase (decrease)	$ 47,524	3,327	$106,181	7,365	$(154,064)	(10,671)	$ (359)	21

Year ended December 31, 2018
Class 1	$105,981	7,092	$ 45,562	3,107	$ (46,619)	(3,060)	$104,924	7,139
Class 1A	951	60	81	6	(40)	(2)	992	64
Class 2	27,421	1,842	130,608	8,898	(208,022)	(13,672)	(49,993)	(2,932)
Class 4	42,459	2,827	8,471	586	(16,633)	(1,102)	34,297	2,311

Total net increase (decrease)	$176,812	11,821	$184,722	12,597	$(271,314)	(17,836)	$ 90,220	6,582

178 American Funds Insurance Series

Growth-Income Fund
			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$ 633,030	12,851	$1,969,359	42,452	$ (641,776)	(12,839)	$1,960,613	42,464
Class 1A	1,711	35	889	19	(447)	(9)	2,153	45
Class 2	86,183	1,759	1,356,902	29,633	(794,998)	(16,125)	648,087	15,267
Class 3	1,507	30	15,628	336	(10,814)	(216)	6,321	150
Class 4	95,084	1,957	111,554	2,465	(50,813)	(1,047)	155,825	3,375

Total net increase (decrease)	$ 817,515	16,632	$3,454,332	74,905	$(1,498,848)	(30,236)	$2,772,999	61,301

Year ended December 31, 2018
Class 1	$2,594,038	53,950	$1,388,000	27,742	$(1,325,537)	(25,872)	$2,656,501	55,820
Class 1A	5,817	114	467	10	(933)	(18)	5,351	106
Class 2	128,833	2,587	1,128,412	22,770	(1,901,203)	(37,514)	(643,958)	(12,157)
Class 3	1,014	20	13,244	264	(26,871)	(525)	(12,613)	(241)
Class 4	193,427	3,881	73,971	1,507	(97,541)	(1,958)	169,857	3,430

Total net increase (decrease)	$2,923,129	60,552	$2,604,094	52,293	$(3,352,085)	(65,887)	$2,175,138	46,958

International Growth and Income Fund
			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$ 4,476	265	$16,278	957	$ (92,645)	(5,477)	$(71,891)	(4,255)
Class 1A	260	16	33	2	(15)	(1)	278	17
Class 2	3,892	232	3,580	211	(18,788)	(1,123)	(11,316)	(680)
Class 4	10,052	602	1,240	74	(4,343)	(260)	6,949	416

Total net increase (decrease)	$ 18,680	1,115	$21,131	1,244	$(115,791)	(6,861)	$(75,980)	(4,502)

Year ended December 31, 2018
Class 1	$102,396	5,829	$28,476	1,796	$ (62,238)	(3,472)	$ 68,634	4,153
Class 1A	276	16	44	3	(453)	(27)	(133)	(8)
Class 2	13,046	753	5,865	371	(28,666)	(1,702)	(9,755)	(578)
Class 4	29,607	1,717	1,597	101	(12,831)	(752)	18,373	1,066

Total net increase (decrease)	$145,325	8,315	$35,982	2,271	$(104,188)	(5,953)	$ 77,119	4,633

See end of tables for footnotes.

American Funds Insurance Series 179

Capital Income Builder
			Reinvestments of
	Sales*		distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$ 74,292	7,467	$ 6,127	611		$ (4,297)	(435)	$ 76,122	7,643
Class 1A	1,823	181	49	5		(92)	(10)	1,780	176
Class 2	780	79	64	6		(295)	(29)	549	56
Class 4	34,077	3,425	5,320	532		(12,089)	(1,218)	27,308	2,739

Total net increase (decrease)	$110,972	11,152	$11,560	1,154		$(16,773)	(1,692)	$105,759	10,614

Year ended December 31, 2018
Class 1	$ 96,466	9,624	$10,037	1,010		$(12,240)	(1,241)	$ 94,263	9,393
Class 1A	2,709	270	70	7		(761)	(77)	2,018	200
Class 2	2,658	264	96	10		(180)	(18)	2,574	256
Class 4	66,457	6,627	10,312	1,037		(25,636)	(2,556)	51,133	5,108

Total net increase (decrease)	$168,290	16,785	$20,515	2,064		$(38,817)	(3,892)	$149,988	14,957

Asset Allocation Fund
			Reinvestments of					Net increase
	Sales*		distributions			Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$ 557,920	24,399	$ 890,794	40,090		$ (586,283)	(25,759)	$ 862,431	38,730
Class 1A	1,370	61	451	20		(397)	(17)	1,424	64
Class 2	64,314	2,832	273,998	12,472		(291,521)	(12,855)	46,791	2,449
Class 3	401	18	1,715	77		(2,103)	(92)	13	3
Class 4	164,555	7,306	221,738	10,143		(114,065)	(5,098)	272,228	12,351

Total net increase (decrease)	$ 788,560	34,616	$1,388,696	62,802		$ (994,369)	(43,821)	$1,182,887	53,597

Year ended December 31, 2018
Class 1	$1,402,434	60,588	$1,053,838	46,034		$(2,607,246)	(117,896)	$ (150,974)	(11,274)
Class 1A	3,797	162	411	18		(678)	(30)	3,530	150
Class 2	89,621	3,865	313,464	13,808		(682,422)	(29,567)	(279,337)	(11,894)
Class 3	897	38	2,098	91		(7,614)	(325)	(4,619)	(196)
Class 4	380,567	16,509	217,964	9,642		(180,958)	(7,998)	417,573	18,153

Total net increase (decrease)	$1,877,316	81,162	$1,587,775	69,593		$(3,478,918)	(155,816)	$ (13,827)	(5,061)

Global Balanced Fund
			Reinvestments of					Net increase
	Sales*		distributions			Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$ 4,751	381	$ 273	21		$ (424)	(34)	$ 4,600	368
Class 1A	95	8	5	–	†	(130)	(10)	(30)	(2)
Class 2	3,628	288	429	33		(10,731)	(856)	(6,674)	(535)
Class 4	7,758	622	176	14		(2,995)	(242)	4,939	394

Total net increase (decrease)	$16,232	1,299	$ 883	68		$(14,280)	(1,142)	$ 2,835	225

Year ended December 31, 2018
Class 1	$24,581	1,901	$3,154	265		$ (847)	(66)	$26,888	2,100
Class 1A	2,209	171	56	5		(292)	(24)	1,973	152
Class 2	11,812	914	4,844	408		(24,153)	(1,905)	(7,497)	(583)
Class 4	35,652	2,821	1,646	140		(12,396)	(987)	24,902	1,974

Total net increase (decrease)	$74,254	5,807	$9,700	818		$(37,688)	(2,982)	$46,266	3,643

180 American Funds Insurance Series

Bond Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$368,375	34,232	$ 35,509	3,231		$(334,983)	(31,328)	$68,901	6,135
Class 1A	1,605	149	25	2		(256)	(24)	1,374	127
Class 2	71,151	6,668	19,047	1,757		(220,769)	(20,823)	(130,571)	(12,398)
Class 4	67,878	6,379	2,132	197		(23,917)	(2,268)	46,093	4,308

Total net increase (decrease)	$509,009	47,428	$ 56,713	5,187		$(579,925)	(54,443)	$(14,203)	(1,828)

Year ended December 31, 2018
Class 1	$856,250	80,879	$164,110	15,776		$(1,296,873)	(122,086)	$(276,513)	(25,431)
Class 1A	2,864	271	80	8		(674)	(64)	2,270	215
Class 2	107,831	10,281	93,483	9,101		(518,189)	(49,721)	(316,875)	(30,339)
Class 4	118,851	11,386	8,606	839		(47,758)	(4,587)	79,699	7,638

Total net increase (decrease)	$1,085,796	102,817	$266,279	25,724		$(1,863,494)	(176,458)	$(511,419)	(47,917)

Global Bond Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$ 52,180	4,488	$ 7,966	669		$ (68,705)	(5,885)	$(8,559)	(728)
Class 1A	16	1	3	–	†	(15)	(1)	4	–†
Class 2	17,793	1,534	7,548	638		(67,774)	(5,855)	(42,433)	(3,683)
Class 4	7,066	615	317	27		(3,315)	(288)	4,068	354

Total net increase (decrease)	$ 77,055	6,638	$15,834	1,334		$(139,809)	(12,029)	$(46,920)	(4,057)

Year ended December 31, 2018
Class 1	$126,990	10,666	$28,466	2,515		$(375,280)	(31,456)	$(219,824)	(18,275)
Class 1A	575	49	10	1		(241)	(21)	344	29
Class 2	41,190	3,507	26,720	2,377		(156,625)	(13,571)	(88,715)	(7,687)
Class 4	28,055	2,394	934	84		(17,922)	(1,548)	11,067	930

Total net increase (decrease)	$196,810	16,616	$56,130	4,977		$(550,068)	(46,596)	$(297,128)	(25,003)

See end of tables for footnotes.

American Funds Insurance Series 181

High-Income Bond Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$ 6,788	672	$ 6,406	635		$(30,513)	(3,071)	$(17,319)	(1,764)
Class 1A	255	25	9	1		(341)	(34)	(77)	(8)
Class 2	5,462	563	8,300	837		(45,088)	(4,593)	(31,326)	(3,193)
Class 3	353	35	118	12		(618)	(62)	(147)	(15)
Class 4	42,207	4,023	588	55		(19,162)	(1,784)	23,633	2,294

Total net increase (decrease)	$55,065	5,318	$15,421	1,540		$(95,722)	(9,544)	$(25,236)	(2,686)

Year ended December 31, 2018
Class 1	$15,126	1,484	$34,114	3,526		$(136,193)	(13,306)	$(86,953)	(8,296)
Class 1A	621	61	40	5		(365)	(36)	296	30
Class 2	12,354	1,231	43,383	4,563		(111,276)	(11,157)	(55,539)	(5,363)
Class 3	1,837	179	664	68		(4,223)	(418)	(1,722)	(171)
Class 4	51,449	4,747	1,733	168		(53,384)	(4,942)	(202)	(27)

Total net increase (decrease)	$81,387	7,702	$79,934	8,330		$(305,441)	(29,859)	$(144,120)	(13,827)

Mortgage Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$21,101	2,032	$ 944	89		$(29,038)	(2,764)	$(6,993)	(643)
Class 1A	135	13	3	–	†	(309)	(29)	(171)	(16)
Class 2	2,607	250	239	22		(3,339)	(320)	(493)	(48)
Class 4	4,955	480	81	8		(8,135)	(791)	(3,099)	(303)

Total net increase (decrease)	$28,798	2,775	$1,267	119		$(40,821)	(3,904)	$(10,756)	(1,010)

Year ended December 31, 2018
Class 1	$17,819	1,730	$4,658	457		$(74,088)	(7,185)	$(51,611)	(4,998)
Class 1A	732	71	15	2		(111)	(11)	636	62
Class 2	4,682	456	1,128	111		(10,509)	(1,023)	(4,699)	(456)
Class 4	14,315	1,403	424	41		(2,626)	(257)	12,113	1,187

Total net increase (decrease)	$37,548	3,660	$6,225	611		$(87,334)	(8,476)	$(43,561)	(4,205)

182 American Funds Insurance Series

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$5,032	443	$ 120		10		$(10,628)	(936)	$ (5,476)	(483)
Class 1A	–	–	–	†	–	†	–	–	– †	–†
Class 2	33,087	2,987	794		72		(53,293)	(4,814)	(19,412)	(1,755)
Class 3	248	23	12		1		(1,527)	(137)	(1,267)	(113)
Class 4	12,481	1,114	74		7		(9,022)	(806)	3,533	315

Total net increase (decrease)	$50,848	4,567	$1,000		90		$(74,470)	(6,693)	$(22,622)	(2,036)

Year ended December 31, 2018
Class 1	$25,371	2,233	$ 561		50		$(26,198)	(2,310)	$ (266)	(27)
Class 1A	–	–	–	†	–	†	–	–	– †	–†
Class 2	103,165	9,332	2,762		250		(107,692)	(9,741)	(1,765)	(159)
Class 3	4,222	378	42		4		(3,944)	(353)	320	29
Class 4	16,908	1,513	153		14		(14,303)	(1,281)	2,758	246

Total net increase (decrease)	$149,666	13,456	$3,518		318		$(152,137)	(13,685)	$ 1,047	89

U.S. Government/AAA-Rated Securities Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$42,379	3,505	$ 5,917		478		$(96,593)	(7,929)	$(48,297)	(3,946)
Class 1A	953	78	8		1		(295)	(25)	666	54
Class 2	36,832	3,061	4,960		405		(83,835)	(6,992)	(42,043)	(3,526)
Class 3	637	52	33		2		(1,078)	(88)	(408)	(34)
Class 4	35,821	2,964	386		32		(17,635)	(1,470)	18,572	1,526

Total net increase (decrease)	$116,622	9,660	$11,304		918		$(199,436)	(16,504)	$(71,510)	(5,926)

Year ended December 31, 2018
Class 1	$67,360	5,655	$29,446		2,499		$(191,451)	(16,111)	$(94,645)	(7,957)
Class 1A	1,389	118	28		2		(214)	(18)	1,203	102
Class 2	43,398	3,680	24,431		2,094		(200,280)	(17,045)	(132,451)	(11,271)
Class 3	628	53	165		14		(1,997)	(168)	(1,204)	(101)
Class 4	45,391	3,857	1,313		113		(17,387)	(1,474)	29,317	2,496

Total net increase (decrease)	$158,166	13,363	$55,383		4,722		$(411,329)	(34,816)	$(197,780)	(16,731)

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class P1	$ 804	60	$ 290		23		$ (203)	(15)	$ 891	68
Class P2	25,177	1,945	28,836		2,339		(11,499)	(880)	42,514	3,404

Total net increase (decrease)	$25,981	2,005	$29,126		2,362		$(11,702)	(895)	$43,405	3,472

Year ended December 31, 2018
Class P1	$ 1,861	140	$ 150		11		$ (596)	(45)	$ 1,415	106
Class P2	79,190	6,025	21,792		1,658		(21,197)	(1,594)	79,785	6,089

Total net increase (decrease)	$81,051	6,165	$21,942		1,669		$(21,793)	(1,639)	$81,200	6,195

See end of tables for footnotes.

American Funds Insurance Series 183

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class P1	$ 168	16	$ 27	3	$ (32)	(3)	$ 163	16
Class P2	4,350	420	7,769	772	(8,646)	(831)	3,473	361

Total net increase (decrease)	$ 4,518	436	$7,796	775	$ (8,678)	(834)	$ 3,636	377

Year ended December 31, 2018
Class P1	$ 321	30	$ 9	1	$ (44)	(4)	$ 286	27
Class P2	33,085	3,040	3,419	323	(13,533)	(1,240)	22,971	2,123

Total net increase (decrease)	$33,406	3,070	$3,428	324	$(13,577)	(1,244)	$23,257	2,150

Managed Risk Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class P1	$ 309	25	$ 53	5	$ (158)	(14)	$ 204	16
Class P2	10,209	886	23,362	2,128	(15,231)	(1,300)	18,340	1,714

Total net increase (decrease)	$10,518	911	$ 23,415	2,133	$(15,389)	(1,314)	$18,544	1,730

Year ended December 31, 2018
Class P1	$ 358	29	$ 22	2	$ (43)	(4)	$ 337	27
Class P2	31,213	2,567	23,504	1,964	(35,759)	(2,843)	18,958	1,688

Total net increase (decrease)	$31,571	2,596	$ 23,526	1,966	$(35,802)	(2,847)	$19,295	1,715

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class P1	$ 53,713	4,286	$20,255	1,592	$(22,890)	(1,837)	$ 51,078	4,041
Class P2	13,055	1,055	2,648	209	(9,633)	(766)	6,070	498

Total net increase (decrease)	$ 66,768	5,341	$22,903	1,801	$(32,523)	(2,603)	$ 57,148	4,539

Year ended December 31, 2018
Class P1	$1,696,532	144,131	$ 164	13	$(30,979)	(2,639)	$1,665,717	141,505
Class P2	45,914	3,658	12,188	977	(16,805)	(1,320)	41,297	3,315

Total net increase (decrease)	$1,742,446	147,789	$12,352	990	$(47,784)	(3,959)	$1,707,014	144,820

184 American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class P1	$ 83	7	$ 65	5	$ (296)	(22)	$(148)	(10)
Class P2	56,368	4,353	177,679	14,375	(134,684)	(10,418)	99,363	8,310

Total net increase (decrease)	$ 56,451	4,360	$177,744	14,380	$ (134,980)	(10,440)	$99,215	8,300

Year ended December 31, 2018
Class P1	$158,125	11,883	$ 98,747	7,599	$(1,735,518)	(141,232)	$(1,478,646)	(121,750)
Class P2	122,897	9,265	144,221	11,089	(250,843)	(19,040)	16,275	1,314

Total net increase (decrease)	$281,022	21,148	$242,968	18,688	$(1,986,361)	(160,272)	$(1,462,371)	(120,436)

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

American Funds Insurance Series 185

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2019 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,055,951	$1,850,309	$4,857,350	$2,792,947	$1,307,390	$3,006,205
Sales of investment securities*	1,073,582	1,461,908	3,684,608	1,993,562	923,284	2,520,023
Non-U.S. taxes paid on dividend income	5,123	2,341	5,755	11,331	2,280	357
Non-U.S. taxes paid on interest income	–	–	–	–	4	–
Non-U.S. taxes paid on realized gains	–	–	–	–	50	–
Non-U.S. taxes provided on unrealized gains	2,290	2,754	–	16,416	6,872	–

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$544,087	$7,509,583	$373,943	$378,926	$12,042,957	$252,975
Sales of investment securities*	536,095	4,935,543	268,718	248,431	8,999,283	231,206
Non-U.S. taxes paid on dividend income	2,358	7,611	2,754	701	5,187	233
Non-U.S. taxes (refunded) paid on interest income	–	(1)	–	–	–	7
Non-U.S. taxes paid on realized gains	–	–	145	–	–	2
Non-U.S. taxes provided on unrealized gains	1,106	1,301	959	–	289	54
Dividend income from affiliated issuers	–	1,827	–	–	730	–
Interest income from affiliated issuers	–	–	–	–	1,194	–

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$20,635,057	$1,897,021	$565,238	$394,192	$–	$2,655,824
Sales of investment securities*	19,572,372	1,923,935	529,305	398,582	–	2,725,376
Non-U.S. taxes (refunded) paid on interest income	(6)	138	–	–	–	–
Non-U.S. taxes (refunded) paid on realized gains	(2)	210	–	–	–	–
Non-U.S. taxes provided on unrealized gains	–	425	–	–	–	–

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$56,036	$7,414	$31,627	$231,601	$159,809
Sales of investment securities*	23,553	7,689	27,130	64,363	146,293
Dividend income from affiliated issuers	1,089	367	1,448	7,423	11,862

*Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2019, American Funds Insurance Series - Portfolio Series Managed Risk Growth and Income Portfolio held 34% and 11% of the outstanding shares of Capital Income Builder and Global Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series Managed Risk Global Allocation Portfolio held 23% of the outstanding shares of Global Balanced Fund and Managed Risk Asset Allocation Fund held 10% of the outstanding shares of Asset Allocation Fund.

186 American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period		Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1:
6/30/2019[2,3]	$25.74	$.21		$5.27	$5.48	$(.05)	$(1.68)	$(1.73)	$29.49		21.41%[4]	$2,254		.55%[5]		1.46%[5]
12/31/2018	30.51	.29		(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74		(8.81)	1,942		.55		.98
12/31/2017	24.05	.26		7.30	7.56	(.26)	(.84)	(1.10)	30.51		31.80	2,010		.55		.94
12/31/2016	26.39	.25		(.14)	.11	(.29)	(2.16)	(2.45)	24.05		.87	1,630		.56		1.00
12/31/2015	27.48	.25		1.80	2.05	(.35)	(2.79)	(3.14)	26.39		7.24	1,626		.55		.90
12/31/2014	30.11	.31	[6]	.40	.71	(.40)	(2.94)	(3.34)	27.48		2.52	1,558		.55		1.08	[6]

Class 1A:
6/30/2019[2,3]	25.69	.18		5.24	5.42	(.04)	(1.68)	(1.72)	29.39		21.23 [4]	7		.80	[5]	1.25	[5]
12/31/2018	30.46	.23		(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69		(9.02)	5		.80		.77
12/31/2017[2,7]	24.50	.11		6.94	7.05	(.25)	(.84)	(1.09)	30.46		29.13 [4]	2		.80	[5]	.39	[5]

Class 2:
6/30/2019[2,3]	25.50	.17		5.22	5.39	(.04)	(1.68)	(1.72)	29.17		21.25 [4]	3,741		.80	[5]	1.20	[5]
12/31/2018	30.24	.22		(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50		(9.04)	3,306		.80		.73
12/31/2017	23.85	.19		7.23	7.42	(.19)	(.84)	(1.03)	30.24		31.47	4,012		.80		.69
12/31/2016	26.19	.18		(.14)	.04	(.22)	(2.16)	(2.38)	23.85		.62	3,483		.81		.76
12/31/2015	27.30	.18		1.78	1.96	(.28)	(2.79)	(3.07)	26.19		6.94	3,817		.80		.66
12/31/2014	29.92	.24	[6]	.41	.65	(.33)	(2.94)	(3.27)	27.30		2.31	3,992		.80		.85	[6]

Class 4:
6/30/2019[2,3]	25.39	.14		5.18	5.32	(.03)	(1.68)	(1.71)	29.00		21.07 [4]	322		1.05	[5]	.99	[5]
12/31/2018	30.13	.14		(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39		(9.24)	249		1.05		.47
12/31/2017	23.81	.10		7.22	7.32	(.16)	(.84)	(1.00)	30.13		31.11	211		1.05		.37
12/31/2016	26.16	.12		(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81		.37	94		1.06		.50
12/31/2015	27.34	.09		1.81	1.90	(.29)	(2.79)	(3.08)	26.16		6.69	91		1.05		.34
12/31/2014	30.07	.07	[6]	.50	.57	(.36)	(2.94)	(3.30)	27.34		2.01	19		1.05		.26	[6]

Global Small Capitalization Fund
Class 1:
6/30/2019[2,3]	$21.75	$.10		$4.28	$4.38	$(.02)	$(1.58)	$(1.60)	$24.53		20.30%[4]	$1,951		.74%[5]		.80%[5]
12/31/2018	25.38	.11		(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75		(10.31)	1,453		.73		.42
12/31/2017	20.24	.12		5.17	5.29	(.15)	–	(.15)	25.38		26.22	1,639		.73		.54
12/31/2016	24.41	.12		.17	.29	(.11)	(4.35)	(4.46)	20.24		2.35	1,532		.74		.57
12/31/2015	26.09	.04		.36	.40	–	(2.08)	(2.08)	24.41		.50	1,706		.73		.15
12/31/2014	25.69	.09		.52	.61	(.09)	(.12)	(.21)	26.09		2.36	1,411		.74		.34

Class 1A:
6/30/2019[2,3]	21.71	.07		4.28	4.35	(.01)	(1.58)	(1.59)	24.47	[8]	20.21 [4]	–	[8]	.98	[5]	.55	[5]
12/31/2018	25.36	.05		(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71		(10.56)	–	[8]	.98		.21
12/31/2017[2,7]	20.70	.08		4.71	4.79	(.13)	–	(.13)	25.36		23.19 [4]	–	[8]	.96	[5]	.35	[5]

Class 2:
6/30/2019[2,3]	21.16	.06		4.17	4.23	(.01)	(1.58)	(1.59)	23.80		20.16 [4]	2,302		.99	[5]	.51	[5]
12/31/2018	24.72	.04		(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16		(10.55)	2,056		.98		.17
12/31/2017	19.72	.06		5.04	5.10	(.10)	–	(.10)	24.72		25.89	2,551		.98		.27
12/31/2016	23.90	.07		.15	.22	(.05)	(4.35)	(4.40)	19.72		2.10	2,303		.99		.31
12/31/2015	25.64	(.03)		.37	.34	–	(2.08)	(2.08)	23.90		.27	2,492		.98		(.10)
12/31/2014	25.25	.03		.51	.54	(.03)	(.12)	(.15)	25.64		2.12	2,738		.99		.10

Class 4:
6/30/2019[2,3]	21.28	.03		4.20	4.23	– [9]	(1.58)	(1.58)	23.93		20.05 [4]	180		1.24	[5]	.28	[5]
12/31/2018	24.91	(.02)		(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28		(10.80)	146		1.24		(.08)
12/31/2017	19.91	–	[9]	5.09	5.09	(.09)	–	(.09)	24.91		25.62	125		1.23		–	[10]
12/31/2016	24.11	.01		.16	.17	(.02)	(4.35)	(4.37)	19.91		1.85	42		1.24		.03
12/31/2015	25.92	(.10)		.37	.27	–	(2.08)	(2.08)	24.11		(.02)	34		1.23		(.37)
12/31/2014	25.57	(.05)		.54	.49	(.02)	(.12)	(.14)	25.92		1.88	12		1.24		(.17)

See end of tables for footnotes.

American Funds Insurance Series 187

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Growth Fund

Class 1:
6/30/2019[2,3]	$69.96	$.42		$11.13	$11.55	$ (.20)	$ (8.44)	$ (8.64)	$72.87	16.80%[4]	$ 9,854	.34%[5]		1.09%[5]
12/31/2018	77.85	.64		.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55		17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
12/31/2016	68.02	.67		5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03
12/31/2015	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796	.35		.87
12/31/2014	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118	.35		1.12	[6]

Class 1A:
6/30/2019[2,3]	69.77	.33		11.09	11.42	(.17)	(8.44)	(8.61)	72.58	16.66 [4]	14	.59	[5]	.86	[5]
12/31/2018	77.74	.47		.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[2,7]	68.84	.35		16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [4]	3	.59	[5]	.47	[5]

Class 2:
6/30/2019[2,3]	69.48	.32		11.04	11.36	(.16)	(8.44)	(8.60)	72.24	16.65 [4]	15,090	.59	[5]	.84	[5]
12/31/2018	77.35	.44		.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37		17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/2016	67.69	.51		5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78
12/31/2015	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414	.60		.62
12/31/2014	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413	.60		.87	[6]

Class 3:
6/30/2019[2,3]	70.44	.35		11.20	11.55	(.17)	(8.44)	(8.61)	73.38	16.68 [4]	209	.52	[5]	.91	[5]
12/31/2018	78.32	.50		.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42		17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/2016	68.37	.56		5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85
12/31/2015	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194	.53		.69
12/31/2014	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208	.53		.94	[6]

Class 4:
6/30/2019[2,3]	68.64	.22		10.91	11.13	(.14)	(8.44)	(8.58)	71.19	16.51 [4]	1,312	.84	[5]	.60	[5]
12/31/2018	76.56	.24		.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18		17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/2016	67.26	.34		5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53
12/31/2015	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394	.85		.42
12/31/2014	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24	.85		.47	[6]

188 American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
International Fund

Class 1:
6/30/2019[2,3]	$17.66	$.20	$ 2.43	$ 2.63	$(.04)	$ (.50)	$ (.54)	$19.75	14.94%[4]	$5,251	.53%[5]		2.13%[5]
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427	.54		1.41
12/31/2014	21.22	.30	(.81)	(.51)	(.36)	–	(.36)	20.35	(2.41)	3,282	.54		1.43

Class 1A:
6/30/2019[2,3]	17.62	.18	2.41	2.59	(.03)	(.50)	(.53)	19.68	14.76 [4]	6	.78	[5]	1.90	[5]
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[2,7]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [4]	2	.77	[5]	.43	[5]

Class 2:
6/30/2019[2,3]	17.60	.18	2.41	2.59	(.03)	(.50)	(.53)	19.66	14.78 [4]	4,200	.78	[5]	1.88	[5]
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978	.79		1.17
12/31/2014	21.15	.25	(.81)	(.56)	(.30)	–	(.30)	20.29	(2.65)	4,374	.79		1.19

Class 3:
6/30/2019[2,3]	17.70	.19	2.43	2.62	(.03)	(.50)	(.53)	19.79	14.87 [4]	25	.71	[5]	1.95	[5]
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32	.72		1.24
12/31/2014	21.24	.27	(.82)	(.55)	(.31)	–	(.31)	20.38	(2.56)	38	.72		1.28

Class 4:
6/30/2019[2,3]	17.40	.16	2.38	2.54	(.02)	(.50)	(.52)	19.42	14.68 [4]	352	1.03	[5]	1.65	[5]
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88
12/31/2014	21.16	.07	(.68)	(.61)	(.32)	–	(.32)	20.23	(2.88)	18	1.04		.31

See end of tables for footnotes.

American Funds Insurance Series 189

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
New World Fund

Class 1:
6/30/2019[2,3]	$20.98	$.18		$ 3.83	$ 4.01	$(.05)	$ (.92)	$ (.97)	$24.02	19.23%[4]	$1,938	.75%[5]		1.59%[5]
12/31/2018	25.30	.27		(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		1.11
12/31/2017	19.72	.26		5.59	5.85	(.27)	–	(.27)	25.30	29.73	2,050	.77		1.14
12/31/2016	18.87	.24		.81	1.05	(.20)	–	(.20)	19.72	5.59	1,743	.78		1.25
12/31/2015	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562	.79		.92
12/31/2014	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433	.78		1.23	[6]

Class 1A:
6/30/2019[2,3]	20.92	.16		3.82	3.98	(.05)	(.92)	(.97)	23.93	19.10 [4]	4	1.00	[5]	1.42	[5]
12/31/2018	25.25	.21		(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		.91
12/31/2017[2,7]	20.14	.13		5.24	5.37	(.26)	–	(.26)	25.25	26.72 [4]	1	1.00	[5]	.53	[5]

Class 2:
6/30/2019[2,3]	20.79	.15		3.79	3.94	(.04)	(.92)	(.96)	23.77	19.07 [4]	949	1.00	[5]	1.33	[5]
12/31/2018	25.07	.20		(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		.85
12/31/2017	19.54	.20		5.55	5.75	(.22)	–	(.22)	25.07	29.44	1,055	1.02		.89
12/31/2016	18.71	.19		.79	.98	(.15)	–	(.15)	19.54	5.26	911	1.03		1.00
12/31/2015	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		.68
12/31/2014	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084	1.03		1.01	[6]

Class 4:
6/30/2019[2,3]	20.71	.13		3.78	3.91	(.04)	(.92)	(.96)	23.66	18.96 [4]	570	1.25	[5]	1.11	[5]
12/31/2018	24.99	.14		(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		.61
12/31/2017	19.51	.14		5.52	5.66	(.18)	–	(.18)	24.99	29.06	427	1.27		.61
12/31/2016	18.69	.14		.80	.94	(.12)	–	(.12)	19.51	5.04	240	1.28		.75
12/31/2015	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		.39
12/31/2014	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64	1.28		.40	[6]

Blue Chip Income and Growth Fund

Class 1:
6/30/2019[2,3]	$12.38	$.15		$ 1.21	$ 1.36	$(.06)	$(1.07)	$(1.13)	$12.61	11.14%[4]	$5,316	.41%[5]		2.34%[5]
12/31/2018	14.96	.31		(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810	.41		2.13
12/31/2017	13.53	.32		1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581	.41		2.27
12/31/2016	12.62	.31		1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099	.41		2.39
12/31/2015	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638	.41		2.23
12/31/2014	13.12	.46	[6]	1.59	2.05	(.48)	–	(.48)	14.69	15.69	3,542	.42		3.31	[6]

Class 1A:
6/30/2019[2,3]	12.35	.14		1.19	1.33	(.06)	(1.07)	(1.13)	12.55	10.89 [4]	7	.66	[5]	2.12	[5]
12/31/2018	14.94	.26		(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3	.66		1.84
12/31/2017[2,7]	13.75	.28		1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [4]	1	.65	[5]	2.01	[5]

Class 2:
6/30/2019[2,3]	12.24	.14		1.17	1.31	(.05)	(1.07)	(1.12)	12.43	10.89 [4]	3,011	.66	[5]	2.09	[5]
12/31/2018	14.80	.27		(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850	.66		1.88
12/31/2017	13.39	.28		1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551	.66		2.02
12/31/2016	12.51	.28		1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412	.66		2.16
12/31/2015	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228	.66		1.97
12/31/2014	13.02	.44	[6]	1.55	1.99	(.44)	–	(.44)	14.57	15.36	3,722	.67		3.14	[6]

Class 4:
6/30/2019[2,3]	12.19	.12		1.18	1.30	(.05)	(1.07)	(1.12)	12.37	10.83 [4]	499	.91	[5]	1.85	[5]
12/31/2018	14.77	.23		(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368	.91		1.62
12/31/2017	13.39	.25		1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247	.91		1.76
12/31/2016	12.53	.24		1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132	.91		1.81
12/31/2015	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32	.91		1.75
12/31/2014	13.12	.34	[6]	1.63	1.97	(.46)	–	(.46)	14.63	15.13	9	.92		2.33	[6]

190 American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Global Growth and Income Fund
Class 1:
6/30/2019[2,3]	$13.02	$.19		$ 2.33	$2.52	$(.05)	$ (.76)	$ (.81)	$14.73	19.47%[4]	$ 573		.64%[5]		2.68%[5]
12/31/2018	15.81	.29		(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		1.94
12/31/2017	13.02	.35		3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		2.43
12/31/2016	12.35	.28		.66	.94	(.27)	–	(.27)	13.02	7.61	571		.63		2.18
12/31/2015	12.78	.36		(.50)	(.14)	(.29)	–	(.29)	12.35	(1.14)	293		.64		2.79
12/31/2014	12.53	.43	[6]	.31	.74	(.49)	–	(.49)	12.78	6.00	200		.63		3.34	[6]

Class 1A:
6/30/2019[2,3]	13.00	.18		2.32	2.50	(.05)	(.76)	(.81)	14.69	19.31 [4]	1		.88	[5]	2.49	[5]
12/31/2018	15.81	.26		(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		1.74
12/31/2017[2,7]	13.21	.18		3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [4]	–	[8]	.84	[5]	1.20	[5]

Class 2:
6/30/2019[2,3]	12.99	.17		2.34	2.51	(.05)	(.76)	(.81)	14.69	19.39 [4]	1,357		.89	[5]	2.41	[5]
12/31/2018	15.78	.26		(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		1.70
12/31/2017	13.00	.31		3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		2.11
12/31/2016	12.33	.25		.65	.90	(.23)	–	(.23)	13.00	7.34	1,405		.88		1.98
12/31/2015	12.75	.22		(.39)	(.17)	(.25)	–	(.25)	12.33	(1.34)	1,479		.89		1.73
12/31/2014	12.51	.41	[6]	.29	.70	(.46)	–	(.46)	12.75	5.64	1,685		.88		3.22	[6]

Class 4:
6/30/2019[2,3]	12.81	.16		2.29	2.45	(.04)	(.76)	(.80)	14.46	19.24 [4]	122		1.14	[5]	2.20	[5]
12/31/2018	15.60	.21		(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.43
12/31/2017	12.89	.22		3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/2016	12.26	.21		.65	.86	(.23)	–	(.23)	12.89	7.04	16		1.13		1.63
12/31/2015	12.71	.17		(.37)	(.20)	(.25)	–	(.25)	12.26	(1.60)	5		1.14		1.32
12/31/2014	12.50	.30	[6]	.37	.67	(.46)	–	(.46)	12.71	5.41	1		1.13		2.30	[6]

See end of tables for footnotes.

American Funds Insurance Series 191

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Growth-Income Fund
Class 1:
6/30/2019[2,3]	$45.39	$.48	$ 6.75	$7.23	$(.17)	$(5.16)	$(5.33)	$47.29	16.15%[4]	$19,494	.28%[5]		1.93%[5]
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588	.29		1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747	.29		1.59
12/31/2014	50.72	.81	4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812	.29		1.56

Class 1A:
6/30/2019[2,3]	45.28	.41	6.74	7.15	(.16)	(5.16)	(5.32)	47.11	16.00 [4]	9	.53	[5]	1.69	[5]
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[2,7]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [4]	2	.52	[5]	1.41	[5]

Class 2:
6/30/2019[2,3]	44.90	.41	6.68	7.09	(.15)	(5.16)	(5.31)	46.68	16.02 [4]	13,225	.53	[5]	1.68	[5]
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854	.54		1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895	.54		1.34
12/31/2014	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337	.54		1.31

Class 3:
6/30/2019[2,3]	45.47	.43	6.77	7.20	(.16)	(5.16)	(5.32)	47.35	16.05 [4]	153	.46	[5]	1.75	[5]
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156	.47		1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161	.47		1.41
12/31/2014	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185	.47		1.38

Class 4:
6/30/2019[2,3]	44.47	.35	6.62	6.97	(.14)	(5.16)	(5.30)	46.14	15.89 [4]	1,088	.78	[5]	1.43	[5]
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495	.79		1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410	.79		1.25
12/31/2014	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30	.79		1.11

192 American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
International Growth and Income Fund
Class 1:
6/30/2019[2,3]	$15.35	$.32		$ 1.95	$ 2.27	$(.07)	$(.19)	$(.26)	$17.36	14.82%[4]	$1,096	.65%[5]		3.84%[5]
12/31/2018	17.72	.45		(2.39)	(1.94)	(.43)	–	(.43)	15.35	(11.00)	1,034	.65		2.62
12/31/2017	14.48	.46		3.20	3.66	(.42)	–	(.42)	17.72	25.31	1,121	.66		2.75
12/31/2016	14.72	.43		(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820	.68		2.93
12/31/2015	16.27	.42		(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707	.68		2.60
12/31/2014	17.48	.58	[6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740	.68		3.32	[6]

Class 1A:
6/30/2019[2,3]	15.33	.30		1.95	2.25	(.06)	(.19)	(.25)	17.33	14.74 [4]	2	.90	[5]	3.61	[5]
12/31/2018	17.70	.41		(2.39)	(1.98)	(.39)	–	(.39)	15.33	(11.24)	2	.90		2.35
12/31/2017[2,7]	14.69	.34		3.08	3.42	(.41)	–	(.41)	17.70	23.36 [4]	2	.91	[5]	1.99	[5]

Class 2:
6/30/2019[2,3]	15.30	.30		1.95	2.25	(.06)	(.19)	(.25)	17.30	14.75 [4]	248	.90	[5]	3.60	[5]
12/31/2018	17.66	.41		(2.38)	(1.97)	(.39)	–	(.39)	15.30	(11.23)	230	.90		2.38
12/31/2017	14.43	.43		3.17	3.60	(.37)	–	(.37)	17.66	25.03	276	.91		2.60
12/31/2016	14.68	.40		(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244	.93		2.72
12/31/2015	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254	.93		2.32
12/31/2014	17.43	.56	[6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248	.93		3.21	[6]

Class 4:
6/30/2019[2,3]	15.22	.28		1.93	2.21	(.05)	(.19)	(.24)	17.19	14.60 [4]	88	1.15	[5]	3.37	[5]
12/31/2018	17.58	.36		(2.36)	(2.00)	(.36)	–	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37		3.18	3.55	(.35)	–	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36		(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43
12/31/2015	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18		2.02
12/31/2014	17.45	.26	[6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20	1.18		1.52	[6]

See end of tables for footnotes.

American Funds Insurance Series 193

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements		Ratio of net income to average net assets

Capital Income Builder

Class 1:
6/30/2019[2,3]	$ 9.37	$.18	$ .76	$.94	$(.16)	$ –	$(.16)	$10.15	10.06%[4]	$421		.53%[5]		.52%[5]		3.70%[5]
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317		.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	–	(.31)	10.40	13.29	254		.54		.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	–	(.33)	9.46	4.17	156		.54		.54		3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	–	(.29)	9.40	(1.23)	80		.56		.56		2.88
12/31/2014[2,11]	10.00	.19	(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [4]	20		.56	[5]	.56	[5]	2.87	[5]

Class 1A:
6/30/2019[2,3]	9.36	.17	.76	.93	(.15)	–	(.15)	10.14	9.95 [4]	5		.78	[5]	.77	[5]	3.45	[5]
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2		.79		.79		2.82
12/31/2017[2,7]	9.57	.27	.84	1.11	(.29)	–	(.29)	10.39	11.72 [4]	1		.79	[5]	.79	[5]	2.63	[5]

Class 2:
6/30/2019[2,3]	9.36	.17	.77	.94	(.15)	–	(.15)	10.15	10.05 [4]	5		.78	[5]	.77	[5]	3.42	[5]
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4		.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	–	(.28)	10.40	13.04	1		.79		.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	–	(.32)	9.46	4.08	–	[8]	.80		.80		2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	–	(.29)	9.40	(1.23)[12]	–	[8]	.46	[12]	.46	[12]	3.12	[12]
12/31/2014[2,11]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [4,12]	–	[8]	.47	[5,12]	.47	[5,12]	2.94	[5,12]

Class 4:
6/30/2019[2,3]	9.35	.16	.76	.92	(.14)	–	(.14)	10.13	9.82 [4]	409		1.03	[5]	1.02	[5]	3.17	[5]
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	–	(.26)	10.38	12.65	338		1.04		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	–	(.28)	9.45	3.78	256		1.04		1.04		2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	–	(.25)	9.38	(1.79)	157		1.05		1.05		2.55
12/31/2014[2,11]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[4]	55		1.06	[5]	1.06	[5]	2.08	[5]

194 American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund

Class 1:
6/30/2019[2,3]	$21.29	$.27	$ 2.29	$ 2.56	$(.11)	$(1.19)	$(1.30)	$22.55	12.11%[4]	$16,367	.28%[5]		2.37%[5]
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008	.29		1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913	.29		1.85
12/31/2014	22.49	.44	.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997	.30		1.95
Class 1A:
6/30/2019[2,3]	21.26	.24	2.28	2.52	(.10)	(1.19)	(1.29)	22.49	11.95 [4]	9	.53	[5]	2.12	[5]
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[2,7]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [4]	4	.53	[5]	1.69	[5]
Class 2:
6/30/2019[2,3]	21.08	.24	2.27	2.51	(.10)	(1.19)	(1.29)	22.30	12.00 [4]	4,992	.54	[5]	2.11	[5]
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144	.54		1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008	.54		1.60
12/31/2014	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494	.55		1.69
Class 3:
6/30/2019[2,3]	21.32	.25	2.29	2.54	(.10)	(1.19)	(1.29)	22.57	12.01 [4]	32	.47	[5]	2.18	[5]
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35	.47		1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36	.47		1.67
12/31/2014	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40	.48		1.76
Class 4:
6/30/2019[2,3]	20.99	.21	2.26	2.47	(.09)	(1.19)	(1.28)	22.18	11.86 [4]	4,071	.78	[5]	1.87	[5]
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861	.79		1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414	.79		1.45
12/31/2014	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32	.80		1.55

See end of tables for footnotes.

American Funds Insurance Series 195

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment Income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from Investment operations	Dividends (from net investment income)	Distributions (from capitlal gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of Net income (loss) to average net assets

Global Balanced Fund
Class 1:
6/30/2019[2,3]	$11.67	$.15		$1.37	$1.52	$(.02)	$(.01)	$(.03)	$13.16	13.01%[4]	$129		.70%[5]		2.41%[5]
12/31/2018	12.75	.23		(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		1.82
12/31/2017	11.08	.21		1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
12/31/2016	10.74	.19		.32	.51	(.17)	–	(.17)	11.08	4.73	64		.72		1.73
12/31/2015	11.11	.20		(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
12/31/2014	11.37	.25	[6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71		2.14	[6]
Class 1A:
6/30/2019[2,3]	11.65	.13		1.38	1.51	(.02)	(.01)	(.03)	13.13	12.95 [4]	2		.95	[5]	2.15	[5]
12/31/2018	12.74	.18		(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[2,7]	11.18	.16		1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [4]	–	[8]	.94	[5]	1.27	[5]
Class 2:
6/30/2019[2,3]	11.65	.13		1.37	1.50	(.02)	(.01)	(.03)	13.12	12.86 [4]	201		.95	[5]	2.14	[5]
12/31/2018	12.72	.20		(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18		1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/2016	10.72	.16		.32	.48	(.14)	–	(.14)	11.06	4.48	178		.97		1.48
12/31/2015	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
12/31/2014	11.35	.22	[6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96		1.88	[6]
Class 4:
6/30/2019[2,3]	11.55	.12		1.36	1.48	(.02)	(.01)	(.03)	13.00	12.80 [4]	84		1.20	[5]	1.91	[5]
12/31/2018	12.63	.17		(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13		1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/2016	10.69	.12		.33	.45	(.14)	–	(.14)	11.00	4.21	10		1.24		1.12
12/31/2015	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/2014	11.35	.24	[6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [12]	–	[8]	.67	[12]	2.07	[6,12]

Bond Fund
Class 1:
6/30/2019[2,3]	$10.47	$.16		$.55	$.71	$(.06)	$ –	$(.06)	$11.12	6.81%[4]	$6,397		.38%[5]		2.95%[5]
12/31/2018	10.82	.29		(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962		.38		2.70
12/31/2017	10.80	.24		.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434		.38		2.19
12/31/2016	10.70	.21		.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
12/31/2015	11.08	.22		(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
12/31/2014	10.73	.23		.37	.60	(.25)	– [9]	(.25)	11.08	5.59	4,977		.39		2.03
Class 1A:
6/30/2019[2,3]	10.45	.14		.55	.69	(.06)	–	(.06)	11.08	6.61 [4]	5		.63	[5]	2.71	[5]
12/31/2018	10.80	.26		(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3		.63		2.50
12/31/2017[2,7]	10.82	.22		.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [4]	1		.62	[5]	2.01	[5]
Class 2:
6/30/2019[2,3]	10.34	.14		.55	.69	(.06)	–	(.06)	10.97	6.66 [4]	3,602		.63	[5]	2.70	[5]
12/31/2018	10.69	.26		(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524		.63		2.45
12/31/2017	10.67	.21		.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966		.63		1.94
12/31/2016	10.58	.18		.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/2015	10.95	.18		(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/2014	10.61	.20		.36	.56	(.22)	– [9]	(.22)	10.95	5.28	4,565		.64		1.79
Class 4:
6/30/2019[2,3]	10.33	.13		.54	.67	(.05)	–	(.05)	10.95	6.54 [4]	435		.88	[5]	2.45	[5]
12/31/2018	10.68	.23		(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366		.88		2.22
12/31/2017	10.70	.19		.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297		.88		1.72
12/31/2016	10.61	.15		.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/2015	11.01	.16		(.16)	–	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/2014	10.69	.16		.39	.55	(.23)	– [9]	(.23)	11.01	5.15	29		.89		1.43

196 American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Bond Fund

Class 1:
6/30/2019[2,3]	$11.42	$.16	$ .59	$ .75	$(.09)	$ –	$(.09)	$12.08	6.59%[4]	$1,065		.57%[5]		2.82%[5]
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
12/31/2014	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
Class 1A:
6/30/2019[2,3]	11.41	.15	.59	.74	(.09)	–	(.09)	12.06	6.47 [4]	1		.82	[5]	2.57	[5]
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		2.36
12/31/2017[2,7]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [4]	–	[8]	.72	[5]	2.27	[5]
Class 2:
6/30/2019[2,3]	11.34	.15	.58	.73	(.09)	–	(.09)	11.98	6.41 [4]	1,047		.82	[5]	2.57	[5]
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/2014	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
Class 4:
6/30/2019[2,3]	11.24	.13	.58	.71	(.08)	–	(.08)	11.87	6.35 [4]	46		1.07	[5]	2.32	[5]
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/2015	11.70	.21	(.71)	(.50)	– [9]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/2014	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66

See end of tables for footnotes.

American Funds Insurance Series 197

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment Income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:
6/30/2019[2,3]	$ 9.34	$.33	$ .59	$ .92	$(.13)	$–	$(.13)	$10.13	9.81%[4]	$ 526		.50%[5]		6.71%[5]
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	–	(.65)	9.34	(2.15)	501		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	–	(.72)	10.19	7.25	632		.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	–	(.64)	10.18	17.83	949		.49		6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	–	(.63)	9.19	(6.94)	1,017		.48		6.12
12/31/2014	11.13	.67	(.59)	.08	(.67)	–	(.67)	10.54	.80	1,017		.48		5.90

Class 1A:
6/30/2019[2,3]	9.33	.32	.58	.90	(.12)	–	(.12)	10.11	9.67 [4]	1		.74	[5]	6.47	[5]
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	–	(.63)	9.33	(2.35)	1		.75		6.11
12/31/2017[2,7]	10.28	.60	.02	.62	(.72)	–	(.72)	10.18	6.02 [4]	–	[8]	.72	[5]	5.74	[5]

Class 2:
6/30/2019[2,3]	9.19	.31	.58	.89	(.12)	–	(.12)	9.96	9.71 [4]	685		.75	[5]	6.46	[5]
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	–	(.62)	9.19	(2.34)	661		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	–	(.70)	10.03	6.89	776		.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	–	(.61)	10.04	17.69	799		.74		5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	–	(.60)	9.06	(7.30)	765		.73		5.85
12/31/2014	10.99	.63	(.57)	.06	(.64)	–	(.64)	10.41	.63	929		.73		5.67

Class 3:
6/30/2019[2,3]	9.38	.32	.59	.91	(.12)	–	(.12)	10.17	9.73 [4]	10		.68	[5]	6.53	[5]
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	–	(.63)	9.38	(2.33)	10		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	–	(.70)	10.23	7.02	12		.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	–	(.62)	10.22	17.68	13		.67		5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	–	(.60)	9.22	(7.13)	12		.66		5.91
12/31/2014	11.16	.65	(.59)	.06	(.65)	–	(.65)	10.57	.59	16		.66		5.74

Class 4:
6/30/2019[2,3]	9.96	.33	.62	.95	(.12)	–	(.12)	10.79	9.54 [4]	58		1.00	[5]	6.20	[5]
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	–	(.59)	9.96	(2.64)	31		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	–	(.68)	10.82	6.63	34		.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	–	(.61)	10.79	17.29	21		.99		5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	–	(.51)	9.73	(7.42)	1		.98		5.51
12/31/2014	11.12	.63	(.59)	.04	(.11)	–	(.11)	11.05	.35	–	[8]	.98		5.49

198 American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Mortgage Fund

Class 1:
6/30/2019[2,3]	$10.30	$.13	$ .30	$.43		$(.05)	$ –	$(.05)	$10.68	4.16%[4]		$210		.45%[5]		2.55%[5]
12/31/2018	10.47	.20	(.14)	.06		(.23)	–	(.23)	10.30	.58		209		.48		1.97
12/31/2017	10.56	.16	– [9]	.16		(.18)	(.07)	(.25)	10.47	1.47		265		.47		1.52
12/31/2016	10.61	.15	.11	.26		(.20)	(.11)	(.31)	10.56	2.50		269		.46		1.39
12/31/2015	10.70	.10	.13	.23		(.18)	(.14)	(.32)	10.61	2.09		272		.45		.89
12/31/2014	10.23	.12	.45	.57		(.10)	–	(.10)	10.70	5.54		292		.45		1.12

Class 1A:
6/30/2019[2,3]	10.28	.12	.29	.41		(.04)	–	(.04)	10.65	4.02	[4]	1		.70	[5]	2.28	[5]
12/31/2018	10.46	.18	(.14)	.04		(.22)	–	(.22)	10.28	.36		1		.73		1.77
12/31/2017[2,7]	10.55	.14	– [9]	.14		(.16)	(.07)	(.23)	10.46	1.31	[4]	–	[8]	.70	[5]	1.38	[5]

Class 2:
6/30/2019[2,3]	10.28	.12	.29	.41		(.04)	–	(.04)	10.65	4.02	[4]	58		.70	[5]	2.30	[5]
12/31/2018	10.45	.18	(.15)	.03		(.20)	–	(.20)	10.28	.32		57		.73		1.72
12/31/2017	10.54	.14	(.01)	.13		(.15)	(.07)	(.22)	10.45	1.22		63		.72		1.27
12/31/2016	10.59	.12	.12	.24		(.18)	(.11)	(.29)	10.54	2.25		63		.71		1.14
12/31/2015	10.68	.07	.13	.20		(.15)	(.14)	(.29)	10.59	1.86		59		.70		.65
12/31/2014	10.22	.10	.44	.54		(.08)	–	(.08)	10.68	5.23		52		.70		.91

Class 4:
6/30/2019[2,3]	10.19	.10	.30	.40		(.04)	–	(.04)	10.55	3.92	[4]	22		.95	[5]	2.04	[5]
12/31/2018	10.38	.15	(.15)	–	[9]	(.19)	–	(.19)	10.19	.07		24		.98		1.49
12/31/2017	10.48	.11	– [9]	.11		(.14)	(.07)	(.21)	10.38	.97		12		.97		1.03
12/31/2016	10.52	.09	.12	.21		(.14)	(.11)	(.25)	10.48	2.01		8		.96		.86
12/31/2015	10.65	.04	.14	.18		(.17)	(.14)	(.31)	10.52	1.62		11		.97		.37
12/31/2014	10.23	.05	.46	.51		(.09)	–	(.09)	10.65	4.98		1		.94		.47

See end of tables for footnotes.

American Funds Insurance Series 199

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2019[2,3]	$11.31	$ .12	$ –	[9]	$ .12	$(.04)	$–	$(.04)	$11.39	1.10%[4]	$ 32		.34%[5]		2.14%[5]
12/31/2018	11.29	.18	–	[9]	.18	(.16)	–	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	–	(.05)	11.29	.66	37		.35		.68
12/31/2016[13]	11.26	.01	–	[9]	.01	–	–	–	11.27	.09	37		.35		.11
12/31/2015	11.28	(.03)	.01		(.02)	–	–	–	11.26	(.18)	39		.34		(.24)
12/31/2014	11.31	(.03)	–		(.03)	–	–	–	11.28	(.27)	49		.34		(.26)

Class 1A:
6/30/2019[2,3]	11.31	.12	–	[9]	.12	(.04)	–	(.04)	11.39	1.10 [4,12]	–	[8]	.34	[5,12]	2.15 [5,12]
12/31/2018	11.29	.18	–	[9]	.18	(.16)	–	(.16)	11.31	1.58 [12]	–	[8]	.35	[12]	1.60 [12]
12/31/2017[2,7]	11.27	.08	–	[9]	.08	(.06)	–	(.06)	11.29	.67 [4,12]	–	[8]	.34	[5,12]	.69 [5,12]

Class 2:
6/30/2019[2,3]	11.03	.10	–	[9]	.10	(.04)	–	(.04)	11.09	.90 [4]	229		.59	[5]	1.89 [5]
12/31/2018	11.01	.15	–	[9]	.15	(.13)	–	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	–	[9]	.05	(.03)	–	(.03)	11.01	.46	249		.60		.42
12/31/2016[13]	11.01	(.02)	–	[9]	(.02)	–	–	–	10.99	(.18)	297		.60		(.14)
12/31/2015	11.06	(.05)	–	[9]	(.05)	–	–	–	11.01	(.45)	302		.59		(.49)
12/31/2014	11.12	(.06)	–		(.06)	–	–	–	11.06	(.54)	331		.59		(.51)

Class 3:
6/30/2019[2,3]	11.14	.11	–	[9]	.11	(.04)	–	(.04)	11.21	.99 [4]	3		.52	[5]	1.96 [5]
12/31/2018	11.12	.16	(.01)		.15	(.13)	–	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	–	[9]	.06	(.04)	–	(.04)	11.12	.54	4		.53		.50
12/31/2016[13]	11.11	(.01)	–	[9]	(.01)	–	–	–	11.10	(.09)	4		.53		(.08)
12/31/2015	11.16	(.05)	–	[9]	(.05)	–	–	–	11.11	(.45)	6		.52		(.42)
12/31/2014	11.21	(.05)	–		(.05)	–	–	–	11.16	(.45)	8		.52		(.44)

Class 4:
6/30/2019[2,3]	11.15	.09	–	[9]	.09	(.04)	–	(.04)	11.20	.78 [4]	21		.84	[5]	1.64 [5]
12/31/2018	11.13	.12	.01		.13	(.11)	–	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	–	[9]	.02	(.01)	–	(.01)	11.13	.16	15		.85		.19
12/31/2016[13]	11.17	(.04)	(.01)		(.05)	–	–	–	11.12	(.45)	13		.85		(.40)
12/31/2015	11.25	(.08)	–	[9]	(.08)	–	–	–	11.17	(.71)	16		.85		(.74)
12/31/2014	11.30	(.09)	.04		(.05)	–	–	–	11.25	(.44)	7		.84		(.77)

200 American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
U.S. Government/AAA-Rated Securities Fund

Class 1:
6/30/2019[2,3]	$11.94	$.13	$ .43	$.56	$(.05)	$ –	$(.05)	$12.45	4.70%[4]		$1,457		.36%[5]		2.17%[5]
12/31/2018	12.08	.24	(.13)	.11	(.25)	–	(.25)	11.94	.91		1,445		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	–	(.19)	12.08	1.83		1,558		.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44		1,467		.36		1.31
12/31/2015	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93		1,426		.35		1.02
12/31/2014	11.94	.15	.48	.63	(.17)	–	(.17)	12.40	5.24		1,723		.35		1.24
Class 1A:
6/30/2019[2,3]	11.93	.12	.42	.54	(.05)	–	(.05)	12.42	4.51	[4]	2		.61	[5]	1.96	[5]
12/31/2018	12.08	.22	(.14)	.08	(.23)	–	(.23)	11.93	.70		1		.61		1.82
12/31/2017[2,7]	12.05	.18	.03	.21	(.18)	–	(.18)	12.08	1.73	[4]	–	[8]	.58	[5]	1.53	[5]
Class 2:
6/30/2019[2,3]	11.82	.11	.43	.54	(.05)	–	(.05)	12.31	4.45	[4]	1,334		.61	[5]	1.92	[5]
12/31/2018	11.96	.21	(.14)	.07	(.21)	–	(.21)	11.82	.73		1,323		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	–	(.16)	11.96	1.59		1,473		.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19		1,503		.61		1.05
12/31/2015	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59		1,579		.60		.79
12/31/2014	11.83	.12	.47	.59	(.13)	–	(.13)	12.29	5.01		1,717		.60		1.00
Class 3:
6/30/2019[2,3]	11.97	.12	.43	.55	(.05)	–	(.05)	12.47	4.57	[4]	9		.54	[5]	1.99	[5]
12/31/2018	12.11	.22	(.14)	.08	(.22)	–	(.22)	11.97	.71		9		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	–	(.17)	12.11	1.72		10		.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24		11		.54		1.12
12/31/2015	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64		11		.53		.85
12/31/2014	11.96	.13	.48	.61	(.14)	–	(.14)	12.43	5.11		13		.53		1.08
Class 4:
6/30/2019[2,3]	11.84	.10	.41	.51	(.04)	–	(.04)	12.31	4.34	[4]	113		.86	[5]	1.69	[5]
12/31/2018	11.98	.18	(.12)	.06	(.20)	–	(.20)	11.84	.50		91		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	–	(.13)	11.98	1.28		62		.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99		57		.86		.82
12/31/2015	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29		46		.85		.56
12/31/2014	11.93	.06	.51	.57	(.16)	–	(.16)	12.34	4.76		21		.85		.50

See end of tables for footnotes.

American Funds Insurance Series 201

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income to average net assets[14]
Managed Risk Growth Fund

Class P1:
6/30/2019[2,3]	$12.30	$.02		$ 1.38	$ 1.40	$(.12)	$ (.92)	$(1.04)	$12.66	11.56%[4,12]	$ 4		.41%[5,12]		.36%[5,12]		.70%[5,12]		.37%[5,12]
12/31/2018	13.22	.11		(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[12]	3		.42	[12]	.37	[12]	.71	[12]	.82	[12]
12/31/2017	10.71	.08		2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [12]	2		.42	[12]	.36	[12]	.70	[12]	.69	[12]
12/31/2016	11.49	.08		.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [12]	1		.50	[12]	.34	[12]	.68	[12]	.79	[12]
12/31/2015	11.37	.09		.03	.12	–	–	–	11.49	1.06 [12]	–	[8]	.53	[12]	.29	[12]	.63	[12]	.80	[12]
12/31/2014	11.43	.31		(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18 [12]	–	[8]	.50	[12]	.32	[12]	.65	[12]	2.71	[12]

Class P2:
6/30/2019[2,3]	12.21	–	[9]	1.38	1.38	(.09)	(.92)	(1.01)	12.58	11.42 [4]	393		.67	[5]	.62	[5]	.96	[5]	.07	[5]
12/31/2018	13.14	.06		(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04		2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
12/31/2016	11.43	.05		.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200		.79		.63		.97		.43
12/31/2015	11.35	.04		.04	.08	–	–	–	11.43	.71	146		.89		.66		1.00		.31
12/31/2014	11.43	.12		.08	.20	(.09)	(.19)	(.28)	11.35	1.77	79		.87		.69		1.02		1.01
Managed Risk International Fund

Class P1:
6/30/2019[2,3]	$9.82	$.01		$ 1.08	$ 1.09	$(.20)	$ (.32)	$ (.52)	$10.39	11.27%[4,12]	$ 1		.38%[5,12]		.32%[5,12]		.82%[5,12]		.26%[5,12]
12/31/2018	11.25	.32		(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[12]	–	[8]	.33	[12]	.28	[12]	.77	[12]	3.02	[12]
12/31/2017	8.89	.11		2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [12]	–	[8]	.28	[12]	.20	[12]	.69	[12]	1.13	[12]
12/31/2016	9.48	.10		(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[12]	–	[8]	.39	[12]	.23	[12]	.74	[12]	1.15	[12]
12/31/2015	10.10	.18		(.80)	(.62)	– [9]	–	– [9]	9.48	(6.12)[12]	–	[8]	.45	[12]	.21	[12]	.72	[12]	1.75	[12]
12/31/2014	10.82	.14		(.71)	(.57)	(.15)	–	(.15)	10.10	(5.31)[12]	–	[8]	.50	[12]	.25	[12]	.76	[12]	1.33	[12]

Class P2:
6/30/2019[2,3]	9.76	–	[9]	1.08	1.08	(.20)	(.32)	(.52)	10.32	11.17 [4]	163		.69	[5]	.62	[5]	1.12	[5]	(.08)[5]
12/31/2018	11.15	.16		(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11		2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/2016	9.43	.09		(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97
12/31/2015	10.09	.13		(.79)	(.66)	– [9]	–	– [9]	9.43	(6.52)	83		.90		.66		1.17		1.30
12/31/2014	10.82	.16		(.77)	(.61)	(.12)	–	(.12)	10.09	(5.68)	46		.91		.67		1.18		1.51
Managed Risk Blue Chip Income and Growth Fund

Class P1:
6/30/2019[2,3]	$11.28	$.05		$ .69	$ .74	$(.20)	$ (.60)	$ (.80)	$11.22	6.63%[4,12]	$ 1		.37%[5,12]		.31%[5,12]		.70%[5,12]		.85%[5,12]
12/31/2018	13.04	.40		(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[12]	–	[8]	.33	[12]	.28	[12]	.67	[12]	3.21	[12]
12/31/2017	11.67	.19		1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [12]	–	[8]	.30	[12]	.25	[12]	.64	[12]	1.59	[12]
12/31/2016	10.80	.20		1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [12]	–	[8]	.43	[12]	.27	[12]	.67	[12]	1.83	[12]
12/31/2015	11.70	.19		(1.02)	(.83)	(.07)	–	(.07)	10.80	(7.07)[12]	–	[8]	.50	[12]	.27	[12]	.66	[12]	1.64	[12]
12/31/2014	11.05	.40		.55	.95	(.30)	–	(.30)	11.70	8.58 [12]	–	[8]	.50	[12]	.31	[12]	.70	[12]	3.43	[12]

Class P2:
6/30/2019[2,3]	11.21	.02		.70	.72	(.19)	(.60)	(.79)	11.14	6.52 [4]	353		.67	[5]	.61	[5]	1.00	[5]	.32	[5]
12/31/2018	12.96	.19		(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17		1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/2016	10.76	.23		1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04
12/31/2015	11.67	.18		(1.05)	(.87)	(.04)	–	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57
12/31/2014	11.05	.50		.40	.90	(.28)	–	(.28)	11.67	8.10	98		.88		.69		1.08		4.27

202 American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income to average net assets[14]
Managed Risk Growth-Income Fund

Class P1:
6/30/2019[2,3]	$11.73	$ .03	$1.30	$1.33	$(.04)	$(.10)	$(.14)	$12.92	11.36%[4,12]	$1,883		.42%[5,12]		.37%[5,12]		.66%[5,12]		.46%[5,12]
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)[12]	1,662		.40	[12]	.35	[12]	.64	[12]	(.20)[12]
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [12]	2		.44	[12]	.37	[12]	.66	[12]	1.61	[12]
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [12]	1		.52	[12]	.36	[12]	.64	[12]	1.46	[12]
12/31/2015	11.67	.25	(.63)	(.38)	(.04)	–	(.04)	11.25	(3.27)[12]	1		.56	[12]	.31	[12]	.59	[12]	2.17	[12]
12/31/2014	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85 [12]	–	[8]	.45	[12]	.25	[12]	.52	[12]	2.94	[12]

Class P2:
6/30/2019[2,3]	11.67	.01	1.30	1.31	(.03)	(.10)	(.13)	12.85	11.26 [4]	260		.67	[5]	.62	[5]	.91	[5]	.20	[5]
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230		.69		.64		.93		1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206		.70		.63		.92		1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160		.79		.63		.91		1.13
12/31/2015	11.65	.12	(.54)	(.42)	(.01)	–	(.01)	11.22	(3.64)	122		.89		.66		.94		1.04
12/31/2014	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76		.87		.69		.96		1.38

Managed Risk Asset Allocation Fund

Class P1:
6/30/2019[2,3]	$12.23	$ .03	$1.16	$1.19	$ –	$(.57)	$(.57)	$12.85	9.78%[4]	$ 2		.41%[5]		.36%[5]		.64%[5]		.51%[5]
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2		.37		.32		.59		1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656		.43		.38		.66		1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217		.43		.38		.66		1.65
12/31/2015	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712		.54		.40		.68		2.06
12/31/2014	11.93	.13	.26	.39	(.03)	–	(.03)	12.29	3.24	277		.53		.48		.76		1.04

Class P2:
6/30/2019[2,3]	12.22	.02	1.16	1.18	(.31)	(.57)	(.88)	12.52	9.74 [4]	2,706		.66	[5]	.61	[5]	.89	[5]	.37	[5]
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541		.62		.57		.84		1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798		.68		.63		.91		1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342		.68		.63		.91		1.20
12/31/2015	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953		.79		.66		.94		1.16
12/31/2014	11.93	.16	.19	.35	(.01)	–	(.01)	12.27	2.91	1,780		.79		.73		1.01		1.33

See end of tables for footnotes.

American Funds Insurance Series 203

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[16]	Six months ended June 30, 2019[2,3,4]	Period ended December 31,
		2018	2017	2016	2015	2014
Capital Income Builder	25%	42%	59%	41%	38%	24%[4,11]
Asset Allocation Fund	28	34	39	43	28	42
Global Balanced Fund	57	30	28	43	36	40
Bond Fund	82	98	153	108	141	121
Global Bond Fund	69	78	74	70	88	134
Mortgage Fund	13	60	98	113	138	108
U.S. Government/AAA-Rated Securities Fund	50	76	120	273	352	88

Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if applicable[16]	Six months ended June 30, 2019[2,3,4]	Period ended December 31,
		2018	2017	2016	2015	2014
Global Growth Fund	18%	25%	31%	27%	29%	22%
Global Small Capitalization Fund	37	43	33	40	36	28
Growth Fund	15	35	24	26	20	29
International Fund	22	29	29	31	37	18
New World Fund	29	58	56	32	39	36
Blue Chip Income and Growth Fund	30	49	34	30	26	37
Global Growth and Income Fund	28	49	41	57	37	28
Growth-Income Fund	16	39	27	27	25	25
International Growth and Income Fund	20	38	51	32	35	34
Capital Income Builder Fund	38	98	88	53	128	35 [4,11]
Asset Allocation Fund	46	86	85	83	76	88
Global Balanced Fund	66	51	41	65	76	73
Bond Fund	228	514	502	375	434	365
Global Bond Fund	100	125	105	154	159	200
High-Income Bond Fund	43	67	78	89	66	54
Mortgage Fund	137	811	680	713	1103	790
U.S. Government/AAA-Rated Securities Fund	130	446	551	539	901	387
Ultra-Short Bond Fund	–[17]	– [17]	– [17]	– [13,17]	N/A	N/A
Managed Risk Growth Fund	7	7	25	15	16	22
Managed Risk International Fund	5	8	25	26	15	22
Managed Risk Blue Chip Income and Growth Fund	8	11	32	9	20	22
Managed Risk Growth-Income Fund	3	14	26	14	11	28
Managed Risk Asset Allocation Fund	6	12	1	3	3	3

[1]	Based on average shares outstanding.
[2]	Based on operations for a period that is less than a full year.
[3]	Unaudited.
[4]	Not annualized.
[5]	Annualized.
[6]

For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[12]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[13]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[14]

This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for the managed risk funds.

[15]

This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

[16]	Refer to Note 5 for further information on mortgage dollar rolls.
[17]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

204 American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2019, through June 30, 2019).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series 205

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period	[1]	Annualized expense ratio

Global Growth Fund

Class 1 - actual return	$1,000.00	$1,214.13	$3.02		.55%

Class 1 - assumed 5% return	1,000.00	1,022.07	2.76		.55

Class 1A - actual return	1,000.00	1,212.31	4.39		.80

Class 1A - assumed 5% return	1,000.00	1,020.83	4.01		.80

Class 2 - actual return	1,000.00	1,212.54	4.39		.80

Class 2 - assumed 5% return	1,000.00	1,020.83	4.01		.80

Class 4 - actual return	1,000.00	1,210.72	5.76		1.05

Class 4 - assumed 5% return	1,000.00	1,019.59	5.26		1.05

Global Small Capitalization Fund

Class 1 - actual return	$1,000.00	$1,203.05	$4.04		.74%

Class 1 - assumed 5% return	1,000.00	1,021.12	3.71		.74

Class 1A - actual return	1,000.00	1,202.11	5.35		.98

Class 1A - assumed 5% return	1,000.00	1,019.93	4.91		.98

Class 2 - actual return	1,000.00	1,201.64	5.40		.99

Class 2 - assumed 5% return	1,000.00	1,019.89	4.96		.99

Class 4 - actual return	1,000.00	1,200.54	6.77		1.24

Class 4 - assumed 5% return	1,000.00	1,018.65	6.21		1.24

Growth Fund

Class 1 - actual return	$1,000.00	$1,167.96	$1.83		.34%

Class 1 - assumed 5% return	1,000.00	1,023.11	1.71		.34

Class 1A - actual return	1,000.00	1,166.58	3.17		.59

Class 1A - assumed 5% return	1,000.00	1,021.87	2.96		.59

Class 2 - actual return	1,000.00	1,166.46	3.17		.59

Class 2 - assumed 5% return	1,000.00	1,021.87	2.96		.59

Class 3 - actual return	1,000.00	1,166.82	2.79		.52

Class 3 - assumed 5% return	1,000.00	1,022.22	2.61		.52

Class 4 - actual return	1,000.00	1,165.10	4.51		.84

Class 4 - assumed 5% return	1,000.00	1,020.63	4.21		.84

International Fund

Class 1 - actual return	$1,000.00	$1,149.41	$2.82		.53%

Class 1 - assumed 5% return	1,000.00	1,022.17	2.66		.53

Class 1A - actual return	1,000.00	1,147.62	4.15		.78

Class 1A - assumed 5% return	1,000.00	1,020.93	3.91		.78

Class 2 - actual return	1,000.00	1,147.75	4.15		.78

Class 2 - assumed 5% return	1,000.00	1,020.93	3.91		.78

Class 3 - actual return	1,000.00	1,148.73	3.78		.71

Class 3 - assumed 5% return	1,000.00	1,021.27	3.56		.71

Class 4 - actual return	1,000.00	1,146.77	5.48		1.03

Class 4 - assumed 5% return	1,000.00	1,019.69	5.16		1.03

New World Fund

Class 1 - actual return	$1,000.00	$1,192.28	$4.08		.75%

Class 1 - assumed 5% return	1,000.00	1,021.08	3.76		.75

Class 1A - actual return	1,000.00	1,191.04	5.43		1.00

Class 1A - assumed 5% return	1,000.00	1,019.84	5.01		1.00

Class 2 - actual return	1,000.00	1,190.66	5.43		1.00

Class 2 - assumed 5% return	1,000.00	1,019.84	5.01		1.00

Class 4 - actual return	1,000.00	1,189.60	6.79		1.25

Class 4 - assumed 5% return	1,000.00	1,018.60	6.26		1.25

206 American Funds Insurance Series

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period	[1]	Annualized expense ratio

Blue Chip Income and Growth Fund

Class 1 - actual return	$1,000.00	$1,111.39	$2.15		.41%

Class 1 - assumed 5% return	1,000.00	1,022.76	2.06		.41

Class 1A - actual return	1,000.00	1,108.91	3.45		.66

Class 1A - assumed 5% return	1,000.00	1,021.52	3.31		.66

Class 2 - actual return	1,000.00	1,108.87	3.45		.66

Class 2 - assumed 5% return	1,000.00	1,021.52	3.31		.66

Class 4 - actual return	1,000.00	1,108.28	4.76		.91

Class 4 - assumed 5% return	1,000.00	1,020.28	4.56		.91

Global Growth and Income Fund

Class 1 - actual return	$1,000.00	$1,194.72	$3.48		.64%

Class 1 - assumed 5% return	1,000.00	1,021.62	3.21		.64

Class 1A - actual return	1,000.00	1,193.09	4.79		.88

Class 1A - assumed 5% return	1,000.00	1,020.43	4.41		.88

Class 2 - actual return	1,000.00	1,193.92	4.84		.89

Class 2 - assumed 5% return	1,000.00	1,020.38	4.46		.89

Class 4 - actual return	1,000.00	1,192.40	6.20		1.14

Class 4 - assumed 5% return	1,000.00	1,019.14	5.71		1.14

Growth-Income Fund

Class 1 - actual return	$1,000.00	$1,161.54	$1.50		.28%

Class 1 - assumed 5% return	1,000.00	1,023.41	1.40		.28

Class 1A - actual return	1,000.00	1,160.04	2.84		.53

Class 1A - assumed 5% return	1,000.00	1,022.17	2.66		.53

Class 2 - actual return	1,000.00	1,160.23	2.84		.53

Class 2 - assumed 5% return	1,000.00	1,022.17	2.66		.53

Class 3 - actual return	1,000.00	1,160.50	2.46		.46

Class 3 - assumed 5% return	1,000.00	1,022.51	2.31		.46

Class 4 - actual return	1,000.00	1,158.90	4.18		.78

Class 4 - assumed 5% return	1,000.00	1,020.93	3.91		.78

International Growth and Income Fund

Class 1 - actual return	$1,000.00	$1,148.19	$3.46		.65%

Class 1 - assumed 5% return	1,000.00	1,021.57	3.26		.65

Class 1A - actual return	1,000.00	1,147.37	4.79		.90

Class 1A - assumed 5% return	1,000.00	1,020.33	4.51		.90

Class 2 - actual return	1,000.00	1,147.53	4.79		.90

Class 2 - assumed 5% return	1,000.00	1,020.33	4.51		.90

Class 4 - actual return	1,000.00	1,146.04	6.12		1.15

Class 4 - assumed 5% return	1,000.00	1,019.09	5.76		1.15

Capital Income Builder

Class 1 - actual return	$1,000.00	$1,100.62	$2.71		.52%

Class 1 - assumed 5% return	1,000.00	1,022.22	2.61		.52

Class 1A - actual return	1,000.00	1,099.47	4.01		.77

Class 1A - assumed 5% return	1,000.00	1,020.98	3.86		.77

Class 2 - actual return	1,000.00	1,100.46	4.01		.77

Class 2 - assumed 5% return	1,000.00	1,020.98	3.86		.77

Class 4 - actual return	1,000.00	1,098.17	5.31		1.02

Class 4 - assumed 5% return	1,000.00	1,019.74	5.11		1.02

See end of tables for footnotes.

American Funds Insurance Series 207

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period	[1]	Annualized expense ratio

Asset Allocation Fund

Class 1 - actual return	$1,000.00	$1,121.12	$1.47		.28%

Class 1 - assumed 5% return	1,000.00	1,023.41	1.40		.28

Class 1A - actual return	1,000.00	1,119.51	2.79		.53

Class 1A - assumed 5% return	1,000.00	1,022.17	2.66		.53

Class 2 - actual return	1,000.00	1,119.97	2.84		.54

Class 2 - assumed 5% return	1,000.00	1,022.12	2.71		.54

Class 3 - actual return	1,000.00	1,120.15	2.47		.47

Class 3 - assumed 5% return	1,000.00	1,022.46	2.36		.47

Class 4 - actual return	1,000.00	1,118.65	4.10		.78

Class 4 - assumed 5% return	1,000.00	1,020.93	3.91		.78

Global Balanced Fund

Class 1 - actual return	$1,000.00	$1,130.13	$3.70		.70%

Class 1 - assumed 5% return	1,000.00	1,021.32	3.51		.70

Class 1A - actual return	1,000.00	1,129.50	5.02		.95

Class 1A - assumed 5% return	1,000.00	1,020.08	4.76		.95

Class 2 - actual return	1,000.00	1,128.63	5.01		.95

Class 2 - assumed 5% return	1,000.00	1,020.08	4.76		.95

Class 4 - actual return	1,000.00	1,128.01	6.33		1.20

Class 4 - assumed 5% return	1,000.00	1,018.84	6.01		1.20

Bond Fund

Class 1 - actual return	$1,000.00	$1,068.12	$1.95		.38%

Class 1 - assumed 5% return	1,000.00	1,022.91	1.91		.38

Class 1A - actual return	1,000.00	1,066.05	3.23		.63

Class 1A - assumed 5% return	1,000.00	1,021.67	3.16		.63

Class 2 - actual return	1,000.00	1,066.60	3.23		.63

Class 2 - assumed 5% return	1,000.00	1,021.67	3.16		.63

Class 4 - actual return	1,000.00	1,065.38	4.51		.88

Class 4 - assumed 5% return	1,000.00	1,020.43	4.41		.88

Global Bond Fund

Class 1 - actual return	$1,000.00	$1,065.90	$2.92		.57%

Class 1 - assumed 5% return	1,000.00	1,021.97	2.86		.57

Class 1A - actual return	1,000.00	1,064.66	4.20		.82

Class 1A - assumed 5% return	1,000.00	1,020.73	4.11		.82

Class 2 - actual return	1,000.00	1,064.15	4.20		.82

Class 2 - assumed 5% return	1,000.00	1,020.73	4.11		.82

Class 4 - actual return	1,000.00	1,063.50	5.47		1.07

Class 4 - assumed 5% return	1,000.00	1,019.49	5.36		1.07

High-Income Bond Fund

Class 1 - actual return	$1,000.00	$1,098.08	$2.60		.50%

Class 1 - assumed 5% return	1,000.00	1,022.32	2.51		.50

Class 1A - actual return	1,000.00	1,096.74	3.85		.74

Class 1A - assumed 5% return	1,000.00	1,021.12	3.71		.74

Class 2 - actual return	1,000.00	1,097.05	3.90		.75

Class 2 - assumed 5% return	1,000.00	1,021.08	3.76		.75

Class 3 - actual return	1,000.00	1,097.32	3.54		.68

Class 3 - assumed 5% return	1,000.00	1,021.42	3.41		.68

Class 4 - actual return	1,000.00	1,095.44	5.20		1.00

Class 4 - assumed 5% return	1,000.00	1,019.84	5.01		1.00

208 American Funds Insurance Series

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period	[1]	Annualized expense ratio

Mortgage Fund

Class 1 - actual return	$1,000.00	$1,041.57	$2.28		.45%

Class 1 - assumed 5% return	1,000.00	1,022.56	2.26		.45

Class 1A - actual return	1,000.00	1,040.21	3.54		.70

Class 1A - assumed 5% return	1,000.00	1,021.32	3.51		.70

Class 2 - actual return	1,000.00	1,040.25	3.54		.70

Class 2 - assumed 5% return	1,000.00	1,021.32	3.51		.70

Class 4 - actual return	1,000.00	1,039.23	4.80		.95

Class 4 - assumed 5% return	1,000.00	1,020.08	4.76		.95

Ultra-Short Bond Fund

Class 1 - actual return	$1,000.00	$1,010.95	$1.70		.34%

Class 1 - assumed 5% return	1,000.00	1,023.11	1.71		.34

Class 1A - actual return	1,000.00	1,010.95	1.70		.34

Class 1A - assumed 5% return	1,000.00	1,023.11	1.71		.34

Class 2 - actual return	1,000.00	1,008.98	2.94		.59

Class 2 - assumed 5% return	1,000.00	1,021.87	2.96		.59

Class 3 - actual return	1,000.00	1,009.91	2.59		.52

Class 3 - assumed 5% return	1,000.00	1,022.22	2.61		.52

Class 4 - actual return	1,000.00	1,007.79	4.18		.84

Class 4 - assumed 5% return	1,000.00	1,020.63	4.21		.84

U.S. Government/AAA-Rated Securities Fund

Class 1 - actual return	$1,000.00	$1,047.01	$1.83		.36%

Class 1 - assumed 5% return	1,000.00	1,023.01	1.81		.36

Class 1A - actual return	1,000.00	1,045.08	3.09		.61

Class 1A - assumed 5% return	1,000.00	1,021.77	3.06		.61

Class 2 - actual return	1,000.00	1,044.47	3.09		.61

Class 2 - assumed 5% return	1,000.00	1,021.77	3.06		.61

Class 3 - actual return	1,000.00	1,045.73	2.74		.54

Class 3 - assumed 5% return	1,000.00	1,022.12	2.71		.54

Class 4 - actual return	1,000.00	1,043.40	4.36		.86

Class 4 - assumed 5% return	1,000.00	1,020.53	4.31		.86

See end of tables for footnotes.

American Funds Insurance Series 209

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period	[1,2]	Annualized expense ratio [2]	Effective expenses paid during period	[3]	Effective annualized expense ratio [4]

Managed Risk Growth Fund

Class P1 - actual return	$1,000.00	$1,115.56	$1.89		.36%	$3.67		.70%

Class P1 - assumed 5% return	1,000.00	1,023.01	1.81		.36	3.51		.70

Class P2 - actual return	1,000.00	1,114.24	3.25		.62	5.03		.96

Class P2 - assumed 5% return	1,000.00	1,021.72	3.11		.62	4.81		.96

Managed Risk International Fund

Class P1 - actual return	$1,000.00	$1,112.70	$1.68		.32%	$4.30		.82%

Class P1 - assumed 5% return	1,000.00	1,023.21	1.61		.32	4.11		.82

Class P2 - actual return	1,000.00	1,111.74	3.25		.62	5.86		1.12

Class P2 - assumed 5% return	1,000.00	1,021.72	3.11		.62	5.61		1.12

Managed Risk Blue Chip Income and Growth Fund

Class P1 - actual return	$1,000.00	$1,066.32	$1.59		.31%	$3.59		.70%

Class P1 - assumed 5% return	1,000.00	1,023.26	1.56		.31	3.51		.70

Class P2 - actual return	1,000.00	1,065.21	3.12		.61	5.12		1.00

Class P2 - assumed 5% return	1,000.00	1,021.77	3.06		.61	5.01		1.00

Managed Risk Growth-Income Fund

Class P1 - actual return	$1,000.00	$1,113.64	$1.94		.37%	$3.46		.66%

Class P1 - assumed 5% return	1,000.00	1,022.96	1.86		.37	3.31		.66

Class P2 - actual return	1,000.00	1,112.62	3.25		.62	4.77		.91

Class P2 - assumed 5% return	1,000.00	1,021.72	3.11		.62	4.56		.91

Managed Risk Asset Allocation Fund

Class P1 - actual return	$1,000.00	$1,097.83	$1.87		.36%	$3.33		.64%

Class P1 - assumed 5% return	1,000.00	1,023.01	1.81		.36	3.21		.64

Class P2 - actual return	1,000.00	1,097.43	3.17		.61	4.63		.89

Class P2 - assumed 5% return	1,000.00	1,021.77	3.06		.61	4.46		.89

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

210 American Funds Insurance Series

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series

American Funds Insurance Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through April 30, 2020. The agreement was amended to add additional advisory fee breakpoints for International Growth and Income Fund when the fund’s net assets exceed $1.5 billion, and for Capital Income Builder when the fund’s net assets exceed $600 million and $1 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Global Growth Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average and (ii) the MSCI All Country World Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

Global Small Capitalization Fund seeks to provide long-term growth of capital by investing primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Small-/Mid-Cap Funds Average and (ii) the MSCI All Country World Small Cap Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes, though the fund’s results were higher for the one-year, 20-year and lifetime periods.

American Funds Insurance Series 211

Growth Fund seeks to provide growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Capital Appreciation Funds Average, (ii) the Lipper Growth Funds Average and (iii) the Standard & Poor’s 500 Composite Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

International Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies domiciled outside the United States. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average and (ii) the MSCI All Country World Index ex USA. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

New World Fund seeks long-term capital appreciation by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Emerging Markets Funds Average, (ii) the MSCI All Country World Index and (iii) the MSCI Emerging Markets Index. They reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal by investing primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average and (ii) the Standard & Poor’s 500 Composite Index. They reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

Global Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in well-established companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average and (ii) the MSCI All Country World Index. They reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes for the longer term periods and were mixed compared to the results of these indexes for the shorter periods.

Growth-Income Fund seeks to provide long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average and (ii) the Standard & Poor’s 500 Composite Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

International Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average and (ii) the MSCI All Country World Index ex USA. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the investment results of the fund were higher than the results of these indexes over the lifetime period, though lower than the results of these indexes over the shorter periods.

212 American Funds Insurance Series

Capital Income Builder seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Equity Income Funds Average, (ii) the MSCI All Country World Index, (iii) the Bloomberg Barclays U.S. Aggregate Index and (iv) a customized index composed of 70% MSCI index and 30% Bloomberg Barclays index. They reviewed the results for the one-year, three-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes.

Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Balanced Funds Average, (ii) the Bloomberg Barclays U.S. Aggregate Index, (iii) the Standard and Poor’s 500 Composite Index and (iv) a customized index composed of 60% S&P 500 index and 40% Bloomberg Barclays index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

Global Balanced Fund seeks the balanced accomplishment of three objectives – long-term growth of capital, conservation of principal and current income – by investing in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Flexible Portfolio Funds Average, (ii) the Bloomberg Barclays Global Aggregate Index, (iii) the MSCI All Country World Index and (iv) a customized index composed of 60% MSCI index and 40% Bloomberg Barclays index. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes.

Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Core Bond Funds Average and (ii) the Bloomberg Barclays U.S. Aggregate Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

Global Bond Fund seeks to provide a high level of total return by investing primarily in debt securities of governmental, supranational and corporate issuers domiciled in various countries and denominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Income Funds Average and (ii) the Bloomberg Barclays Global Aggregate Index. They reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper High Yield Funds Average and (ii) the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

American Funds Insurance Series 213

Mortgage Fund seeks to provide current income and preservation of capital by investing in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper GNMA Funds Average, (ii) the Lipper Intermediate U.S. Government Funds Average and (iii) the Bloomberg Barclays U.S. Mortgage Backed Securities Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the investment results of the fund were mixed compared to the results of these indexes.

Ultra-Short Bond Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Ultra Short Obligation Funds Average, (ii) the Lipper Money Market Funds Average and (iii) the Bloomberg Barclays Short-Term Government/ Corporate Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes for the one-year, three-year and lifetime periods, though lower than the results of these indexes for the five-year, 10-year and 20-year periods.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve principal. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper General U.S. Government Funds Average and (ii) the Bloomberg Barclays U.S. Government/Mortgage Backed Securities Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the total expenses of each fund were less than the median total expenses of the other funds included in its Lipper category described above. They also observed that each fund’s advisory fees were less than the median fees of the other funds included in its Lipper category, other than Global Balanced Fund.

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board and committee noted that CRMC had agreed to additional breakpoints for the advisory fee schedules of International Growth and Income Fund and Capital Income Builder. In addition, they reviewed information regarding advisory fees charged to clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

214 American Funds Insurance Series

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series 215

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement – American Funds Insurance Series Managed Risk Funds

American Funds Insurance Series’ board has approved the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds through April 30, 2020. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The subadvisory agreement was amended to add an additional subadvisory fee breakpoint for when the funds’ net assets exceed $10 billion. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, the administrative, compliance and shareholder services provided by CRMC to the funds under the agreements and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Managed Risk Growth Fund seeks to provide growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Standard & Poor’s 500 Composite Index and (ii) the S&P 500 Managed Risk Index – Moderate Aggressive. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the investment results of the fund were mixed compared to the results of these indexes.

216 American Funds Insurance Series

Managed Risk International Fund seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the MSCI All Country World Index ex USA and (ii) the Standard & Poor’s EPAC Ex-Korea LargeMidCap Managed Risk Index – Moderate Aggressive. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes.

Managed Risk Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Standard & Poor’s 500 Composite Index and (ii) the S&P 500 Managed Risk Index – Moderate. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes for the three-year period, and lower than the results of these indexes for the other periods.

Managed Risk Growth-Income Fund seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Standard & Poor’s 500 Composite Index and (ii) the S&P 500 Managed Risk Index – Moderate. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes.

Managed Risk Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Bloomberg Barclays U.S. Aggregate Index, (ii) the Standard & Poor’s 500 Composite Index and (iii) the S&P 500 Managed Risk Index – Moderate Conservative. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes.

The board and the committee also considered volatility of the funds compared with the S&P 500 Managed Risk indexes noted above and those of a group of funds with volatility management strategies identified by management for the nine-month, one-year and three-year periods, and for the lifetime of each fund through September 30, 2018. They noted that the volatility of Managed Risk Growth Fund and Managed Risk Growth-Income Fund was greater than that of the S&P 500 Managed Risk index, the average of the peer group funds and most of the selected funds for all periods. They noted that the volatility of Managed Risk International Fund was lower than the average of the peer group funds for all periods, and lower than the S&P 500 Managed Risk index for the three-year and lifetime periods. They also noted that the volatility of Managed Risk Blue Chip Income and Growth Fund was higher than the average of the peer group funds and higher than the S&P 500 Managed Risk index for all periods. In addition, they noted that the volatility for Managed Risk Asset Allocation Fund was higher than that of the S&P 500 Managed Risk index and higher than the average of the peer group funds for all periods. The board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that the total expenses for Managed Risk Growth Fund were lower than the median and average for the Lipper Growth Funds category, that the total expenses for Managed Risk International Fund were lower than the

American Funds Insurance Series 217

median and average for the Lipper International Funds category, and that the total expenses for Managed Risk Blue Chip Income and Growth Fund were at or slightly above the median of the Lipper Growth and Income Funds category. They also noted that the total expenses for Managed Risk Growth-Income Fund were lower than the median and average for the Lipper Growth and Income Funds category, and that the total expenses for Managed Risk Asset Allocation Fund were lower than the median and average for the Lipper Flexible Portfolio Funds category. The board and the committee also considered the advisory fees payable by the funds and determined that they were reasonable.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and marketing differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The Board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They also considered CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

218 American Funds Insurance Series

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American Funds Insurance Series 223

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

224 American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” – which describes how we vote proxies relating to portfolio securities – is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2019, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2019, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

Lit. No. INGESRX-998-0819P	Litho in USA RCG/RRD/6311-S72938	© 2019 Capital Group. All rights reserved.	Printed on paper containing 10% post-consumer waste

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED	PRSRT STD U.S. POSTAGE PAID TOPPAN MERRILL

R3180SA4.2 (8/19)

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM –

has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2019.

[2]

Based on Class 1 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Global Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), Global Income Funds Index (Global Bond Fund), High Yield Funds Index (High-Income Bond Fund), Ultra-Short Obligation Funds Index (Ultra-Short Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Thomson Reuters Lipper. There have been periods when the fund has lagged the index.

[3]

Based on Class 1 share results as of December 31, 2018. Four of our five fixed income funds showed a three-year correlation below 0.1. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	Based on management fees for the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397SAR.12 (8/19)

Item 2.     Code of Ethics.

Not applicable.

Item 3.     Audit Committee Financial Expert.

Not applicable.

Item 4.     Principal Accountant Fees and Services.

Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal-half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 6, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 6, 2019